UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-07989

Metropolitan West Funds

(Exact name of registrant as specified in charter)

11766 Wilshire Boulevard, Suite 1580

Los Angeles, CA 90025

(Address of principal executive offices) (Zip code)

Metropolitan West Funds

11766 Wilshire Boulevard, Suite 1580

Los Angeles, CA 90025

(Name and address of agent for service)

Registrant’s telephone number, including area code: (310) 966-8900

Date of fiscal year end: March 31

Date of reporting period: September 30, 2004

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

METROPOLITAN WEST FUNDS

ULTRA SHORT BOND FUND

LOW DURATION BOND FUND

INTERMEDIATE BOND FUND

TOTAL RETURN BOND FUND

HIGH YIELD BOND FUND

STRATEGIC INCOME FUND

ALPHATRAKSM 500 FUND

SEMI-ANNUAL REPORT

(Unaudited)

September 30, 2004

Metropolitan West Funds

Dear Fellow Shareholder,

Thank you for your continued participation in the Metropolitan West Funds. We are pleased to present the enclosed Semi-Annual Report for the Funds, including the following:

Metropolitan West Total Return Bond Fund – M-Class (MWTRX), I-Class (MWTIX)

Metropolitan West Intermediate Bond Fund – M-Class (MWIMX), I-Class (MWIIX)

Metropolitan West Low Duration Bond Fund – M-Class (MWLDX), I-Class (MWLIX)

Metropolitan West High Yield Bond Fund – M-Class (MWHYX), I-Class (MWHIX)

Metropolitan West AlphaTrak 500 Fund – M-Class (MWATX)

Metropolitan West Strategic Income Fund – M-Class (MWSTX), I-Class (MWSIX)

Metropolitan West Ultra Short Bond Fund – M-Class (MWUSX), I-Class (MWUIX)

Market Environment and Review

No sooner than the employment statistics in March, April, and May finally reflected what had been a year-long accumulation of broad-based strength in the economy, a “soft patch” was revealed in the consumer sector in the late Spring that fueled misgivings on the sustainability of the recovery. First, optimism waned in the Summer as job growth eased in June and July (though it did pick up modestly in August, albeit not at the loftier levels of the Spring). As a further challenge to consumer psychology since our last Semi-Annual report, one needed to look no further than surging oil prices, which climbed to near $50 at quarter-end, from a $30 level at 2003 year-end. Doubtlessly, global economic recovery – a good thing – contributed to heightened demand, accounting for some of the hike. However, the real premium – put as high as $20 a barrel – has come from concern over potential supply disruptions as a result of geopolitical conditions in the Middle East, Russia, and, closer to home, Venezuela. The bottom line is that second quarter GDP growth was adjusted to 3.3%, a respectable result on the heels of four straight quarterly postings in excess of 4% annualized growth (including Q3 2003’s torrid 7.4% pace).

While the Fed acknowledged the lull in the pace of economic activity, it nonetheless maintained its commitment to return the Fed Funds rate to a higher level from a generational low that has been negative on a real basis for several quarters. Acting on that commitment, the Fed has ratcheted up its monetary policy gauge to 1.75% with three straight 25 basis point increases starting with the June 30 meeting of the Federal Open Market Committee. And why not? The GDP figures alone suggested that the “emergency” level of monetary accommodation afforded by a 1% Fed Funds rate was no longer necessary. Moreover, even the “beleaguered” manufacturing sector has posted 17 straight months of expansionary readings as reported by the Institute for Supply Management, with the last eleven months as high or considerably higher than any month in the buoyant 1990s. Corporate profitability, a barometer of productivity and precursor to enhanced job creation, continues to pick up out of the 2000-2001 slowdown. Also, even though the Fed is inclined to claim that inflationary pressures are under control, and admittedly, the most recent Consumer Price Index (CPI) reports support the Fed perspective, commodity prices and the Producer Price Index (PPI) have trended higher, sharply in the case of commodities over the course of the recovery.

The yield curve revealed the seemingly contrary indicators, manifest in substantial flattening over the past six months. The 2-Year Treasury, closely associated with Fed activity, rose more than 100 basis points in yield between March 31 and September 30. Meanwhile, the 10-Year Treasury, which raced 120 basis points higher to 4.9% between March and June on the stronger employment indicators, settled to near 4% as the third quarter came to a close, less than 30 basis points higher than March 31. Overall, the twist to the yield curve betrayed a “half empty” skepticism of the economic momentum and an assumption that commodity and producer prices will somehow be absorbed before reaching consumers.

A flood of liquidity and declining yields delivered solidly positive returns across the bond market in the third quarter, reversing the price losses associated with the Spring run-up in rates. Unlike Treasury rallies of recent vintage, the Summer rally was accompanied by strength in the broad corporate sector, which saw yield spreads narrow during the quarter, leading to favorable returns. Among the quality sectors of investment grade corporate issuers (AAA through BBB), duration-adjusted performance was fairly uniform, indicating a benign credit environment – unsurprising given the laser-like focus on balance sheet strength and liquidity in the past two years. Mortgage- and asset-backed issues also performed well when adjusted for duration. ABS backed by manufactured housing (MH) receivables continued to pace the consumer debt markets, as an ongoing improvement in fundamentals combined with strong demand for investment grade MH ABS drove outperformance over the six-month period. Commercial MBS earned solid returns through the period as the search for high quality and premium spread, even if slight, rewarded those issues.

Fund Results

Metropolitan West Total Return Bond Fund – M-Class (MWTRX), I-Class (MWTIX)

	Performance Through September 30, 2004
	6 Months (Cumulative)	1 Year (Annualized)	3 Year (Annualized)	5 Year (Annualized)	Since Inception (Annualized)
MWTRX (Inception: March 31, 1997)	0.06%	6.31%	5.00%	6.98%	7.72%
Lehman Bros. Aggregate Index*	0.68%	3.68%	5.87%	7.47%	7.38%

MWTIX (Inception: March 31, 2000)	0.16%	6.53%	5.25%	—	7.38%
Lehman Bros. Aggregate Index*	0.68%	3.68%	5.87%	—	7.84%

Metropolitan West Intermediate Bond Fund – M-Class (MWIMX), I-Class (MWIIX)

	Performance Through September 30, 2004
	6 Months (Cumulative)	1 Year (Annualized)	Since Inception (Annualized)
MWIMX (Inception: June 30, 2003)	0.97%	5.04%	4.90%
Lehman Bros. Intermediate Gov’t. Credit Index*	0.11%	2.66%	2.10%

MWIIX (Inception: June 28, 2002)	1.17%	5.26%	9.79%
Lehman Bros. Intermediate Gov’t. Credit Index*	0.11%	2.66%	5.87%

Metropolitan West Low Duration Bond Fund – M-Class (MWLDX), I-Class (MWLIX)

	Performance Through September 30, 2004
	6 Months (Cumulative)	1 Year (Annualized)	3 Year (Annualized)	5 Year (Annualized)	Since Inception (Annualized)
MWLDX (Inception: March 31, 1997)	0.16%	3.20%	2.56%	4.68%	5.58%
Merrill Lynch 1-3 Year US Treasury Index*	-0.11%	1.04%	3.08%	5.04%	5.42%

MWLIX (Inception: March 31, 2000)	0.25%	3.40%	2.72%	—	4.74%
Merrill Lynch 1-3 Year US Treasury Index*	-0.11%	1.04%	3.08%	—	5.19%

Metropolitan West High Yield Bond Fund – M-Class (MWHYX), I-Class (MWHIX)

	Performance Through September 30, 2004
	6 Months (Cumulative)	1 Year (Annualized)	Since Inception (Annualized)
MWHYX (Inception: September 30, 2002)	3.34%	10.65%	22.39%
Merrill Lynch US Corp. High Yield Index*	3.84%	12.56%	20.92%

MWHIX (Inception: March 31, 2003)	3.47%	10.93%	17.03%
Merrill Lynch US Corp. High Yield Index*	3.84%	12.56%	17.44%

Metropolitan West AlphaTrak 500 Fund – M-Class (MWATX)

	Performance Through September 30, 2004
	6 Months (Cumulative)	1 Year (Annualized)	3 Year (Annualized)	5 Year (Annualized)	Since Inception (Annualized)
MWATX (Inception: June 29, 1998)	-0.13%	14.85%	3.53%	-1.05%	1.81%
Standard & Poor’s 500 Equity Index*	-0.18%	13.88%	4.05%	-1.29%	1.15%

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained at www.mwamllc.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Metropolitan West Strategic Income Fund – M-Class (MWSTX), I-Class (MWSIX)

	Performance Through September 30, 2004
	6 Months (Cumulative)	1 Year (Annualized)	Since Inception (Annualized)
MWSTX (Inception: June 30, 2003)	1.63%	9.43%	14.22%
Merrill Lynch 3-Month US Treasury Index* + 2%	1.61%	3.13%	3.11%

MWSIX (Inception: March 31, 2004)	1.76%	—	1.76	%†
Merrill Lynch 3-Month US Treasury Index* + 2%	1.61%	—	1.61	%†

Metropolitan West Ultra Short Bond Fund – M-Class (MWUSX), I-Class (MWUIX)

	Performance Through September 30, 2004
	6 Months (Cumulative)	1 Year (Annualized)	Since Inception (Annualized)
MWUSX (Inception: June 30, 2003)	1.24%	5.33%	6.19%
Merrill Lynch 1-Year US Treasury Index*	0.19%	0.90%	0.97%

MWUIX (Inception: July 31, 2004)	—	—	0.39	%†
Merrill Lynch 1-Year US Treasury Index*	—	—	0.26	%†

†	Cumulative performance

The Market Ahead

Management focus across the Funds remains anchored by an expectation for heightened pressure on interest rates and further flattening in the Treasury yield curve. With the ongoing potential for higher interest rates, Treasury and mortgage issues remain susceptible to interest rate and mortgage extension risks. In response, the Funds hold a variety of issues designed to provide protection and flexibility. Included among the types of issues held across the Funds are: Treasury Inflation-Protected Securities (TIPS), callable short-term agency issues, and well-structured mortgage-backed securities (PAC CMOs and IOs) and asset-backed securities (AAA- and AA-rated senior tranche home mortgage loans).

Given the strong rally in the corporate and high yield sectors through the early part of 2004, exposure in those areas now primarily emphasizes yield capture, with expectations for relatively stable spreads as the “virtuous” part of the credit cycle plays out into 2005. Continuation of the virtuous cycle should keep opportunities available, though escalating the importance of credit selection as yield spreads narrow toward historical averages. A component of this protective strategy has been to move up in the capital structure of issuers with a benefit of stronger creditor protection. As a result, the Funds have increased holdings in bank debt (much of it floating rate) and other secured debt such as airline enhanced equipment trust certificates (EETCs) supported by attractive – and improving – loan-to-value ratios on the aircraft collateral.

A Consistent Long-Term Value Orientation

In closing, MWAM remains committed to a philosophy rooted in a value with a long-term perspective. As such, the investment team continues to target consistent outperformance of the Funds’ benchmarks over a market cycle by diversifying the sources of value added in the portfolios. Those value-added strategies include: (1) duration management, (2) yield curve positioning, (3) sector allocation, (4) security selection, and (5) opportunistic execution.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained at www.mwamllc.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Again, we thank you for your continued support of the Metropolitan West Funds and look forward to the ongoing opportunity to meet your investment needs.

Sincerely,

Scott Dubchansky

President, Principal Executive Officer and Chairman of the Board of Trustees

Performance data quoted represents past performance and is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. One-year returns are due in part to market conditions that might not be repeated in the future. Unlike a mutual fund, the performance of an unmanaged index assumes no transactions costs, taxes, management fees, or other expenses. A direct investment in an index is not possible. U.S. Treasury bonds, unlike mutual funds, are insured direct obligations of the U.S. Government that offer a fixed rate of return when held to maturity. Quality ratings, such as “AAA/AA,” refer to the credit risk of individual securities, and not to the Fund. Investment by certain Funds in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities.

The High Yield Bond Fund purchases more speculative bonds, which are subject to greater risks than higher-rated bonds. The Strategic Income Fund engages in sophisticated investment strategies. These Funds may not be suitable for all investors.

The views and forecasts expressed here are as of September 2004, are subject to change without notice and may not come to pass. Investment strategies may not achieve the desired results due to implementation lag, other timing factors, portfolio management decision-making, economic or market conditions or other unanticipated factors.

*Are unmanaged indices that are not available for direct investment.

Funds are distributed by PFPC Distributors, Inc.

760 Moore Rd., King of Prussia, PA 19406.

To be preceded or accompanied by a prospectus. DFU 11/04

Metropolitan West Funds

Disclosure of Fund Expenses

For the Six Months Ended September 30, 2004 (Unaudited)

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

This table illustrates your fund’s costs in two ways:

Actual Fund Return: This section helps you to estimate the actual expenses, after any applicable fee waivers, that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return for the past six month period, the “Expense Ratio” column shows the period’s annualized expense ratio, and the “Expenses Paid During Period” column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund at the beginning of the period.

You may use the information here, together with your account value, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund in the first line under the heading entitled “Expenses Paid During Period.”

Hypothetical 5% Return: This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had an annual return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. This example is useful in making comparisons to other mutual funds because the Securities and Exchange Commission requires all mutual funds to provide examples of expenses calculated and based on an assumed 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expense shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees. The Metropolitan West Funds do not charge any sales loads or exchange fees, but these fees may be present in other funds to which you compare our funds. Therefore, the hypothetical portions of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 04/01/04	Ending Account Value 09/30/04	Expense Ratio[1]	Expenses Paid During Period[2]
Ultra Short Bond Fund
Actual Fund Return
Class M	$1,000.00	$1,012.40	0.50%	$2.52
Class I	$1,000.00	$1,011.70	0.34%	$1.71
Hypothetical 5% Return
Class M	$1,000.00	$1,022.56	0.50%	$2.54
Class I	$1,000.00	$1,023.36	0.34%	$1.72

Low Duration Bond Fund
Actual Fund Return
Class M	$1,000.00	$1,001.60	0.58%	$2.91
Class I	$1,000.00	$1,002.50	0.39%	$1.96
Hypothetical 5% Return
Class M	$1,000.00	$1,022.16	0.58%	$2.94
Class I	$1,000.00	$1,023.11	0.39%	$1.98

[1]	Annualized, based on the Portfolio’s most recent fiscal half-year expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

	Beginning Account Value 04/01/04	Ending Account Value 09/30/04	Expense Ratio[1]	Expenses Paid During Period[2]
Intermediate Bond Fund
Actual Fund Return
Class M	$1,000.00	$1,009.70	0.65%	$3.27
Class I	$1,000.00	$1,011.70	0.44%	$2.22
Hypothetical 5% Return
Class M	$1,000.00	$1,021.81	0.65%	$3.29
Class I	$1,000.00	$1,022.86	0.44%	$2.23

Total Return Bond Fund
Actual Fund Return
Class M	$1,000.00	$1,000.60	0.65%	$3.26
Class I	$1,000.00	$1,001.60	0.44%	$2.21
Hypothetical 5% Return
Class M	$1,000.00	$1,021.81	0.65%	$3.29
Class I	$1,000.00	$1,022.86	0.44%	$2.23

High Yield Bond Fund
Actual Fund Return
Class M	$1,000.00	$1,033.40	0.80%	$4.08
Class I	$1,000.00	$1,034.70	0.55%	$2.81
Hypothetical 5% Return
Class M	$1,000.00	$1,021.06	0.80%	$4.05
Class I	$1,000.00	$1,022.31	0.55%	$2.79

Strategic Income Fund
Actual Fund Return
Class M	$1,000.00	$1,016.30	2.29%	$11.57
Class I	$1,000.00	$1,017.60	2.03%	$10.27
Hypothetical 5% Return
Class M	$1,000.00	$1,013.29	2.29%	$11.56
Class I	$1,000.00	$1,014.54	2.03%	$10.25

AlphaTrak 500 Fund
Actual Fund Return	$1,000.00	$998.70	0.41%	$2.05
Hypothetical 5% Return	$1,000.00	$1,023.01	0.41%	$2.08

[1]	Annualized, based on the Portfolio’s most recent fiscal half-year expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Metropolitan West Funds

Summary of Portfolio Holdings

These tables are provided to give you a quick reference to the composition of each Funds’ portfolio holdings. We hope that this information enhances your understanding of the different kinds of investments in the Funds.

Ultra Short Bond Fund

Sector Diversification:
Asset-Backed Securities	31.06%
U.S. Agency Discount Notes	19.80%
U.S. Agency Mortgage-Backed	18.68%
Non-Agency Mortgage-Backed	16.78%
Corporate Bonds	12.31%
U.S. Agency Securities	1.00%
Money Market RIC	0.25%
Other	0.07%
Commercial Mortgage-Backed	0.05%

Total	100.00%

Distribution by Quality Rating:
US Treasury	2.18%
Agency	37.30%
AAA	35.33%
AA	5.03%
A	6.36%
BBB	10.95%
BB or below	2.85%

Total	100.00%

Distribution by Maturity:
0 to 1 years	36.70%
1 year to 3 years	54.50%
3 years to 5 years	7.40%
5 years to 10 years	0.40%
10 years to 20 years	0.20%
20 years +	0.80%

Total	100.00%

Low Duration Bond Fund

Sector Diversification:
Asset-Backed Securities	28.45%
Corporate Bonds	25.34%
U.S. Agency Discount Notes	16.93%
Non-Agency Mortgage-Backed	13.39%
U.S. Agency Mortgage-Backed	8.43%
U.S. Agency Securities	2.77%
Common Stock	1.63%
U.S. Treasury Securities	1.35%
Commercial Mortgage-Backed	0.93%
Other	0.58%
Money Market RIC	0.20%

Total	100.00%

Distribution by Quality Rating:
US Treasury	3.19%
Agency	26.29%
AAA	23.13%
AA	9.01%
A	15.17%
BBB	13.91%
BB or below	9.30%

Total	100.00%

Distribution by Maturity:
0 to 1 years	29.10%
1 year to 3 years	38.90%
3 years to 5 years	17.20%
5 years to 10 years	11.10%
10 years to 20 years	3.70%
20 years +	0.00%

Total	100.00%

Intermediate Bond Fund

Sector Diversification:
Corporate Bonds	24.64%
Asset-Backed Securities	17.31%
U.S. Agency Mortgage-Backed	14.05%
Non-Agency Mortgage-Backed	13.20%
U.S. Agency Discount Notes	13.11%
U.S. Treasury Securities	12.87%
U.S. Agency Securities	2.22%
Other	1.69%
Money Market RIC	0.91%

Total	100.00%

Distribution by Quality Rating:
US Treasury	14.48%
Agency	27.77%
AAA	17.84%
AA	8.28%
A	10.26%
BBB	11.99%
BB	9.38%

Total	100.00%

Distribution by Maturity:
0 to 1 years	18.80%
1 year to 3 years	27.00%
3 years to 5 years	13.30%
5 years to 10 years	29.80%
10 years to 20 years	6.30%
20 years +	4.80%

Total	100.00%

Total Return Bond Fund

Sector Diversification:
Corporate Bonds	29.17%
Asset-Backed Securities	24.09%
U.S. Agency Discount Notes	13.17%
U.S. Treasury Securities	11.09%
U.S. Agency Mortgage-Backed	10.79%
Commercial Mortgage-Backed	3.61%
Common Stock	2.56%
Non-Agency Mortgage-Backed	2.40%
U.S. Agency Securities	2.21%
Other	0.91%

Total	100.00%

Distribution by Quality Rating:
US Treasury	11.54%
Agency	25.71%
AAA	7.67%
AA	9.89%
A	8.48%
BBB	17.16%
BB	19.55%

Total	100.00%

Distribution by Maturity:
0 to 1 years	21.00%
1 year to 3 years	17.80%
3 years to 5 years	8.10%
5 years to 10 years	32.20%
10 years to 20 years	10.00%
20 years +	10.90%

Total	100.00%

High Yield Bond Fund

Sector Diversification:
Corporate Bonds	91.57%
Asset-Backed Securities	2.24%
Common Stock	2.12%
U.S. Agency Mortgage-Backed	1.79%
Other	1.33%
Non-Agency Mortgage-Backed	0.95%

Total	100.00%

Distribution by Quality Rating:
US Treasury	0.08%
Agency	1.71%
AAA	-0.99%
AA	2.31%
A	0.00%
BBB	0.00%
BB	18.62%
B	66.67%
CCC	10.64%
CC or below	0.96%

Total	100.00%

Distribution by Maturity:
0 to 1 years	45.50%
1 year to 3 years	44.30%
3 years to 5 years	7.60%
5 years to 10 years	1.50%
10 years to 20 years	0.50%
20 years +	0.60%

Total	100.00%

Strategic Income Fund

Sector Diversification:
Asset-Backed Securities	35.01%
Corporate Bonds	27.56%
Money Market RIC	9.87%
Other	9.33%
U.S. Agency Mortgage-Backed	8.85%
U.S. Agency Discount Notes	4.04%
Non-Agency Mortgage-Backed	2.69%
Equities	1.66%
Commercial Mortgage-Backed	0.99%

Total	100.00%

Distribution by Quality Rating:
US Treasury	1.85%
Agy	11.09%
AAA	33.62%
AA	14.11%
A	5.35%
BBB	13.06%
BB	20.92%

Total	100.00%

Distribution by Maturity:
0 to 1 years	25.90%
1 year to 3 years	19.70%
3 years to 5 years	18.90%
5 years to 10 years	27.60%
10 years to 20 years	2.40%
20 years +	5.50%

Total	100.00%

AlphaTrakSM 500 Fund

Sector Diversification:
Corporate Bonds	29.76%
Asset-Backed Securities	25.85%
U.S. Agency Discount Notes	23.76%
Non-Agency Mortgage-Backed	9.69%
U.S. Agency Mortgage-Backed	6.30%
Common Stock	2.40%
Other	1.07%
U.S. Agency Securities	1.03%
Money Market RIC	0.14%

Total	100.00%

Distribution by Quality Rating:
US Treasury	1.64%
Agy	29.44%
AAA	22.95%
AA	6.61%
A	12.27%
BBB	14.97%
BB	12.12%

Total	100.00%

Distribution by Maturity:
0 to 1 years	44.50%
1 year to 3 years	31.50%
3 years to 5 years	15.40%
5 years to 10 years	5.50%
10 years to 20 years	2.20%
20 years +	0.90%

Total	100.00%

All figures presented as percentages of total net assets. Credit rating for each fund was determined by giving each fixed income security the highest rating assigned by a nationally recognized statistical rating organization. If a security is not rated, the Adviser has assigned a credit rating based upon the credit rating of comparable quality rated securities.

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The first Form N-Q will be filed for the quarter ending December 31, 2004. The Funds’ Form N-Q will be available on the SEC’s website at www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders also may obtain this information at www.mwamllc.com or by calling the Funds at 1-800-241-4671.

Ultra Short Bond Fund

Schedule of Portfolio Investments

September 30, 2004 (Unaudited)

Issues	Principal Amount	Value

BONDS 79.88%
ASSET-BACKED SECURITIES—31.06%[3]
Aames Mortgage Trust 1999-2 AF, 7.59%, 10/15/29	$60,931	$62,947
Aames Mortgage Trust 2000-2 A5F, 7.68%, 12/25/28	955,000	976,818
Aames Mortgage Trust 2002-1 A3, 6.90%, 06/25/32	150,000	158,971
ABFS Mortgage Loan Trust 2002-1 A5, 6.51%, 12/15/32	100,000	105,904
ABFS Mortgage Loan Trust 2002-2
A5, 6.41%, 07/15/33	115,000	118,353
A7, 5.22%, 07/15/33	261,477	259,233
ABFS Mortgage Loan Trust 2002-3, 4.26%, 09/15/33	1,210,773	1,225,328
ABFS Mortgage Loan Trust 2002-4 A, 4.43%, 12/15/33	745,579	751,621
Ameriquest Mortgage Securities, Inc. 2003-10 AF3, 3.23%, 12/25/33	900,000	899,839
Amortizing Residential Collateral Trust 2002-BC3 AIO (IO), 6.00%, 05/25/05[6]	233,636	5,622
ARG Funding Corp. 2003-1A A1, 2.26%, 03/20/07[4,7]	1,410,000	1,411,666
Bear Stearns Asset Backed Securities, Inc. 2000-2 M1, 8.04%, 08/25/30	2,500,000	2,642,838
Bear Stearns Asset Backed Securities, Inc. 2003-2 AIO (IO), 5.00%, 12/25/05[6]	1,327,000	74,644
Chase Funding Mortgage Loan Asset-Backed Certificates 2001-1 2M2, 2.77%, 12/25/30[7]	1,366,961	1,372,034
CIT Group Home Equity Loan Trust 1998-1 A7, 6.30%, 01/15/13	175,340	180,195
CIT Group Home Equity Loan Trust 2002-1 MV2, 3.09%, 08/25/30[7]	1,200,000	1,207,104
Conseco Finance 2000-B AF6, 7.80%, 05/15/20	23,102	24,098
Conseco Finance 2000-C B2, 3.81%, 07/15/29	137,794	130,918
Conseco Finance 2000-D A5, 8.41%, 12/15/25	660,000	688,402
Conseco Finance 2000-F MF1, 8.30%, 05/15/27	491,734	502,564
Conseco Finance 2001-A
IA5, 7.06%, 03/15/32	1,000,000	1,009,889
IIB1, 10.30%, 03/15/32	1,100,000	1,185,267
IM2, 8.02%, 03/15/32	413,397	418,617
Conseco Finance 2001-C A4, 6.19%, 03/15/30	125,788	132,206
Conseco Finance 2002-C
AF3, 4.58%, 06/15/32	47,024	47,119
AF4, 5.97%, 06/15/32	850,000	867,816
Conseco Finance Securitizations Corp. 2000-1 A4, 7.62%, 05/01/31	1,067,417	1,096,693
Conseco Finance Securitizations Corp. 2000-5 A4, 7.47%, 02/01/32	27,431	28,216

	Issues	Principal Amount	Value
Bonds (continued) Asset-Backed Securities (continued)	Conseco Finance Securitizations Corp. 2000-6 A4, 6.77%, 09/01/32	$601,050	$615,834
	Conseco Finance Securitizations Corp. 2001-3 A2, 5.16%, 05/01/33	1,010,640	1,018,820
	Conseco Finance Securitizations Corp. 2001-4 A2, 5.15%, 09/01/33	1,039,852	1,049,977
	Contimortgage Home Equity Loan Trust 1998-1 A7, 6.87%, 12/15/22	47,935	48,068
	Contimortgage Home Equity Loan Trust 1999-1 A6, 6.85%, 10/25/29	30,447	31,058
	Contimortgage Home Equity Loan Trust 1999-3 A6, 7.68%, 12/25/29	47,168	48,577
	CS First Boston Mortgage Securities Corp. 2001-HE25 M2, 3.54%, 03/25/32[7]	1,432,000	1,451,729
	CS First Boston Mortgage Securities Corp. 2001-MH29 A, 5.60%, 09/25/31	442,410	445,068
	Deutshe Financial Capital Securitization 1997-I A3, 6.75%, 09/15/27	619,085	642,702
	Empire Funding Home Loan Owner Trust 1997-5 M1, 7.91%, 04/25/24	69,721	69,624
	EQCC Home Equity Loan Trust 1998-1 A5F, 6.85%, 01/15/28	130,552	131,305
	EQCC Home Equity Loan Trust 1999-1 A4F, 6.13%, 07/20/28	105,261	107,739
	EQCC Home Equity Loan Trust 1999-2 A4F, 6.75%, 08/25/27	1,020,970	1,049,794
	Equity One ABS, Inc. 2000-1 A5, 8.02%, 02/25/32	1,005,000	1,051,584
	First Alliance Mortgage Loan Trust 1994-3 A1, 7.83%, 10/25/25	76,500	76,370
	GE Capital Mortgage Services, Inc. 1998-HE1 A7, 6.47%, 06/25/28	34,224	34,519
	GMAC Mortgage Corporation Loan Trust 1999-2 A4, 8.02%, 11/25/29	56,927	56,889
	GMAC Mortgage Corporation Loan Trust 2000-CL1 B, 9.00%, 06/25/26	104,676	107,330
	GMAC Mortgage Corporation Loan Trust 2003-GH1 A5, 5.60%, 07/25/34	125,000	129,105
	Green Tree Financial Corp. 1993-1 A3, 6.90%, 04/15/18	3,592	3,592
	Green Tree Financial Corp. 1994-1 A5, 7.65%, 04/15/19	29,980	31,562
	Green Tree Financial Corp. 1996-8 A6, 7.60%, 10/15/27	78,339	84,758
	Green Tree Financial Corp. 1998-6 A6, 6.27%, 06/01/30	200,000	200,868
	Green Tree Financial Corp. 1999-1 A4, 5.76%, 11/01/18	432,410	438,221
	Green Tree Financial Corp. 1999-3 A5, 6.16%, 02/01/31	589,763	605,822

See accompanying notes to financial statements.

Ultra Short Bond Fund

Schedule of Portfolio Investments

September 30, 2004 (Unaudited)

	Issues	Principal Amount	Value

Bonds (continued) Asset-Backed Securities (continued)	Green Tree Financial Corp. 1999-4 A5, 6.97%, 05/01/31	$711,068	$736,647
	Green Tree Home Improvement Loan Trust 1995-C B2, 7.60%, 07/15/20	1,162,341	1,165,049
	Green Tree Home Improvement Loan Trust 1995-F B2, 7.10%, 01/15/21	305,659	306,183
	Green Tree Home Improvement Loan Trust 1997-C HIM2, 7.35%, 06/15/28	181,776	182,300
	Green Tree Home Improvement Loan Trust 1997-E
	HEM1, 7.28%, 01/15/29	6,506	6,524
	HEM2, 7.48%, 01/15/29	150,000	150,379
	Green Tree Home Improvement Loan Trust 1998-D HEM1, 6.71%, 08/15/29	366,541	369,409
	Green Tree Home Improvement Loan Trust 1999-B M2, 10.54%, 07/15/26	859,406	895,767
	Greenpoint Manufactured Housing 1999-3 1A4, 6.53%, 12/15/19	37,343	38,325
	IMC Home Equity Loan Trust 1997-7 A8, 6.65%, 02/20/29	166,203	166,185
	IMC Home Equity Loan Trust 1998-3 A8, 6.34%, 08/20/29	932,166	942,954
	IMPAC Secured Assets Corp. 2001-2 A4, 7.37%, 04/25/32	44,480	44,822
	IndyMac Manufactured Housing Contract 1998-2 A4, 6.64%, 12/25/27	763,280	783,483
	Irwin Acquisition Trust 2000-A1A M1, 8.85%, 07/25/10[4]	159,852	166,070
	Irwin Home Equity 1999-3 A2, 7.69%, 10/25/09	142,906	145,615
	Irwin Home Equity 2001-2 M2, 3.09%, 07/25/26[7]	20,000	20,085
	Irwin Home Equity 2002-A 2A3, 6.45%, 07/25/32	843,754	853,120
	Keystone Owner Trust 1998-P1 M2, 7.93%, 05/25/25[4]	143,677	146,675
	Master Financial Asset Securitization Trust 1997-1 A8, 8.00%, 01/20/29	49,334	49,317
	Mellon Residential Funding Corp. 2001-HEIL A4, 6.62%, 02/25/21	174,175	178,847
	Mid-State Trust 6 A4, 7.79%, 07/01/35	89,055	96,614
	Mortgage Lenders Network Home Equity Loan 1998-2 A1, 6.61%, 07/25/29	224,364	232,658
	New South Home Equity Trust 1999-1 A4, 6.75%, 03/25/26	556,502	564,742
	Oakwood Mortgage Investors, Inc. 1998-A A4, 6.20%, 05/15/28	15,985	15,730
	Oakwood Mortgage Investors, Inc. 1998-B
	A3, 6.20%, 01/15/15	22,498	22,206
	A4, 6.35%, 03/15/17	1,126,332	1,158,777

	Issues	Principal Amount	Value

Bonds (continued) Asset-Backed Securities (continued)	Oakwood Mortgage Investors, Inc. 2000-D A2, 6.74%, 07/15/18	$275,873	$279,310
	Oakwood Mortgage Investors, Inc. 2002-B AIO (IO), 6.00%, 05/15/10[6]	126,941	23,669
	Option One Mortgage Loan Trust 1999-2 A5, 6.76%, 05/25/29	200,000	203,078
	Residential Asset Mortgage Products, Inc. 2000-RS1 A1, 8.00%, 03/25/30	151,597	155,874
	Residential Asset Mortgage Products, Inc. 2001-RS1 AI4, 7.01%, 03/25/31	1,297,649	1,330,521
	Residential Asset Mortgage Products, Inc. 2002-RS1 AI4, 6.58%, 01/25/32	188,793	188,622
	Residential Asset Mortgage Products, Inc. 2002-RS3 AI4, 6.14%, 06/25/32	498,023	500,444
	Residential Asset Mortgage Products, Inc. 2002-RS5 AI5, 5.41%, 09/25/32	200,000	205,566
	Residential Asset Mortgage Products, Inc. 2002-RS6 AI4, 4.66%, 02/25/31	1,200,000	1,211,049
	Residential Asset Mortgage Products, Inc. 2002-RZ1 A4, 5.77%, 06/25/29	18,021	18,008
	Residential Asset Mortgage Products, Inc. 2002-RZ3
	A4, 4.73%, 12/25/31	124,955	125,706
	A5, 5.59%, 08/25/32	700,000	719,534
	Residential Asset Mortgage Products, Inc. 2003-RS1 AI4, 4.50%, 03/25/31	1,400,000	1,414,232
	Residential Asset Mortgage Products, Inc. 2003-RS2 AI3, 3.24%, 01/25/29	88,962	88,999
	Residential Asset Securities Corp. 1999-KS2 AI9, 7.15%, 07/25/30	179,931	184,060
	Residential Asset Securities Corp. 2002-KS1 AI4, 5.86%, 11/25/29	1,002,184	1,019,245
	Residential Asset Securities Corp. 2002-KS4 AI3, 4.59%, 10/25/26	3,943	3,955
	Residential Funding Mortgage Securities I 1999-HI6 AI7, 8.10%, 09/25/29	1,115,437	1,144,780
	Residential Funding Mortgage Securities I 2000-HI1 AI7, 8.29%, 02/25/25	122,649	127,633
	Residential Funding Mortgage Securities I 2002-HI2 AI5, 5.98%, 11/25/15	72,886	73,152
	Saxon Asset Securities Trust 1999-3 AF6, 7.53%, 06/25/14	31,367	32,473
	Southern Pacific Secured Assets Corp. 1998-H1 A5, 7.63%, 01/25/29	91,636	91,552

See accompanying notes to financial statements.

Ultra Short Bond Fund

Schedule of Portfolio Investments

September 30, 2004 (Unaudited)

	Issues	Principal Amount	Value

Bonds (continued) Asset-Backed Securities (continued)	Structured Asset Investment Loan Trust 2003-BC6 AIO (IO), 6.00%, 01/25/05[6]	$524,181	$4,423
	Structured Asset Investment Loan Trust 2003-BC10 AIO (IO), 6.00%, 03/25/05[6]	195,333	5,677
	Terwin Mortgage Trust 2003-3SL AX (IO), 12.00%, 10/25/33[4,6]	132,000	17,860
	Terwin Mortgage Trust 2003-5SL AX (IO), 10.00%, 10/25/34[6]	340,345	42,366
	Terwin Mortgage Trust 2003-7SL AX (IO), 14.50%, 12/25/33[4,6]	996,667	185,380
	Terwin Mortgage Trust 2004-2SL AX (IO), 10.25%, 02/25/34[4,6]	4,950,001	706,860
	Terwin Mortgage Trust 2004-6SL AX (IO), 8.00%, 06/25/34[4,6]	6,283,333	791,072
	The Money Store Home Equity Trust 1998-B AF8, 6.11%, 05/15/10	17,616	17,705
	UCFC Home Equity Loan 1998-A A7, 6.87%, 07/15/29	560,000	569,493
	UCFC Home Equity Loan 1998-D BF1, 8.97%, 04/15/30	36,133	38,631
	Vanderbilt Acquisition Loan Trust 2002-1 A2, 4.77%, 10/07/18	480,000	485,748
	Vanderbilt Mortgage Finance 1999-B 1A4, 6.55%, 04/07/18	72,486	74,315
	Vanderbilt Mortgage Finance 1999-D IA3, 7.06%, 10/07/17	50,990	52,208

	Total Asset-Backed Securities (Cost $48,897,347)		48,687,520

CORPORATES—12.31%[2]
Automotive —1.83%	Ford Motor Credit Co.,
	7.50%, 03/15/05	70,000	71,551
	7.60%, 08/01/05	175,000	181,760
	2.79%, 09/28/07[7] (MTN)	1,190,000	1,189,594
	General Motors Acceptance Corp. (MTN), 3.08%, 09/23/08[7]	1,438,000	1,435,124

			2,878,029

Capital Goods —0.51%	Tyco International Group SA,
	5.88%, 11/01/04	761,000	763,027
	6.38%, 06/15/05	30,000	30,775

			793,802

Communications —0.46%	Sprint Capital Corp.,
	7.90%, 03/15/05	255,000	261,269
	4.78%, 08/17/06	450,000	462,837

			724,106

Electric —2.66%	CenterPoint Energy Resources Corp., 8.13%, 07/15/05	965,000	1,004,633
	Duke Capital LLC, 7.25%, 10/01/04	1,250,000	1,250,000
	Enterprise Capital Trust II, 3.20%, 06/30/28[7]	1,000,000	950,337
	Power Contract Financing LLC, 5.20%, 02/01/06[4]	698,229	708,410
	Virginia Electric & Power Co., 8.25%, 03/01/25	250,000	263,872

			4,177,252

	Issues	Principal Amount	Value

Bonds (continued) Corporates (continued)	Chesapeake Energy Corp., 8.38%, 11/01/08	$1,190,000	$1,303,050

Energy —0.83%

Finance —0.07%	Capital One Bank, 8.25%, 06/15/05	100,000	103,829

Health Care —0.39%	HCA, Inc., 6.91%, 06/15/05	600,000	613,712

Homebuilding —2.11%	Centex Corp., 9.75%, 06/15/05	565,000	590,491
	Ryland Group, Inc., 9.75%, 09/01/10	1,250,000	1,392,188
	Schuler Homes, Inc., 9.38%, 07/15/09	1,200,000	1,320,000

			3,302,679

Real Estate Investment Trust (REIT)—1.15%	Colonial Realty LP (MTN), 8.82%, 02/07/05	530,000	540,650
	Developers Diversified Realty Corp. (MTN), 6.84%, 12/16/04	1,250,000	1,260,275

			1,800,925

Technology —1.34%	Electronic Data Systems Corp., 7.13%, 05/15/05[4]	1,250,000	1,277,694
	Ingram Micro, Inc., 9.88%, 08/15/08	750,000	824,063

			2,101,757

Transportation —0.96%	Air 2 US A, 8.03%, 10/01/19[4]	761,527	636,503
	Continental Airlines, Inc. 1998-2 A, 6.41%, 10/15/08	945,485	866,310

			1,502,813

	Total Corporates (Cost $19,295,237)		19,301,954

MORTGAGE-BACKED—35.51%[3]
Commercial Mortgage-Backed —0.05%	Structured Asset Securities Corp. 1995-C4 G, 9.11%, 06/25/26	75,000	74,477

Non-Agency Mortgage-Backed —16.78%	ABN Amro Mortgage Corp. 2002-1A 1A1, 5.85%, 06/25/32	119,965	120,831
	Banc of America Funding Corp. 2001-1 1A12, 6.75%, 11/20/32	11,552	11,601
	Banc of America Funding Corp. 2003-2 1A1, 6.50%, 06/25/32	320,274	330,683
	Bank of America Mortgage Securities 2002-9 3A1, 6.00%, 10/25/17	53,417	53,733
	Bank of America Mortgage Securities 2003-A 2A2, 4.57%, 02/25/33	95,802	96,391
	Citicorp Mortgage Securities, Inc. 2001-10M, 6.41%, 07/25/31	1,867,407	1,869,741
	Citigroup Mortgage Loan Trust, Inc. 2003-1 WA2, 6.50%, 10/25/33	473,504	481,165

See accompanying notes to financial statements.

Ultra Short Bond Fund

Schedule of Portfolio Investments

September 30, 2004 (Unaudited)

	Issues	Principal Amount	Value

Bonds (continued) Mortgage-Backed (continued) Non-Agency Mortgage-Backed (continued)	Citigroup Mortgage Loan Trust, Inc. 2003-UST1 A1, 5.50%, 12/25/18	$1,549,123	$1,578,095
	Citigroup Mortgage Loan Trust, Inc. 2004-HYB1 A41, 5.20%, 02/25/34[7]	1,318,103	1,330,691
	Countrywide Alternative Loan Trust 2001-12 A7, 6.50%, 01/25/32	53,162	53,205
	Countrywide Home Loans 2003-18 A5, 07/25/33[6,7]	3,207	3,220
	CS First Boston Mortgage Securities Corp. 2002-29 2A3, 7.00%, 10/25/32	1,000,000	1,040,383
	CS First Boston Mortgage Securities Corp. 2002-AR31 4A2, 5.37%, 11/25/32[7]	200,000	200,286
	Fifth Third Mortgage Loan Trust 2002-FTB1 5A1, 4.96%, 11/19/32[7]	441,747	449,496
	First Horizon Mortgage Pass-Through Trust 2003-AR2 1A1, 4.45%, 07/25/33[7]	1,121,956	1,119,421
	Mastr Asset Securitization Trust 2002-6 B1, 6.13%, 10/25/32	1,448,751	1,472,039
	Mastr Seasoned Securities Trust 2004-1 4A1, 5.26%, 10/25/32	2,500,000	2,547,532
	Mellon Residential Funding Corp. 1998-TBC1 A3, 3.57%, 10/25/28[7]	801,981	814,334
	Residential Accredit Loans, Inc. 2002-QS17 NB1, 6.00%, 11/25/32	554,594	565,671
	Residential Asset Mortgage Products, Inc. 2004-SL1
	A2, 8.50%, 11/25/31	1,035,437	1,102,898
	A7, 7.00%, 11/25/31	283,116	296,743
	A8, 6.50%, 11/25/31	1,816,232	1,886,478
	Residential Funding Mortgage Securities I 2002-S19 A2, 6.00%, 12/25/32	36,490	36,617
	Structured Asset Securities Corp. 1996-A A1, 8.58%, 04/25/27[7]	112,478	112,907
	Structured Asset Securities Corp. 2001-15A 4A1, 6.00%, 10/25/31	82,774	87,555
	Structured Asset Securities Corp. 2002-8A 6A, 6.87%, 05/25/32[7]	28,087	28,875
	Terwin Mortgage Trust 2004-13AL 2PX (IO), 0.34%, 08/25/34[4,6]	22,424,804	470,921
	Washington Mutual 2002-AR10 A6, 4.82%, 10/25/32	471,283	474,356
	Washington Mutual 2002-AR15 A5, 4.38%, 12/25/32	983,123	986,738
	Washington Mutual 2002-AR18 A, 4.16%, 01/25/33	770,375	769,095
	Washington Mutual 2003-AR1 A4, 4.13%, 03/25/33	675,468	676,851

	Issues	Principal Amount	Value

Bonds (continued) Mortgage-Backed (continued) Non-Agency Mortgage-Backed (continued)	Washington Mutual MSC Mortgage Pass-Through Certificates 2003-MS2 4A7, 5.50%, 02/25/33	$446,053	$448,270
	Washington Mutual MSC Mortgage Pass-Through Certificates 2001-MS12 CB1, 6.60%, 11/25/31	117,460	117,145
	Washington Mutual MSC Mortgage Pass-Through Certificates 2003-MS1 1A, 5.00%, 02/25/18	1,046,004	1,037,471
	Washington Mutual MSC Mortgage Pass-Through Certificates 2003-MS9 1A, 7.00%, 12/25/33	1,111,566	1,165,426
	Washington Mutual MSC Mortgage Pass-Through Certificates 2004-RA1 2A, 7.00%, 03/25/34	1,045,564	1,068,261
	Wells Fargo Mortgage Backed Securities Trust 2002-18 1A8, 6.00%, 12/25/32	444,165	464,607
	Wells Fargo Mortgage Backed Securities Trust 2002-D
	1A2, 5.69%, 08/25/32[7]	137,740	138,943
	2A3, 5.65%, 08/25/32	791,976	799,022

			26,307,697

U.S. Agency Mortgage-Backed —18.68%	Fannie Mae 1988-12 A, 6.19%, 02/25/18[7]	391,761	442,531
	Fannie Mae 1992-50 F, 2.34%, 04/25/07[7]	256,475	257,559
	Fannie Mae 1992-53 G, 7.00%, 04/25/07	138,724	143,298
	Fannie Mae 1993-50 PY, 5.50%, 10/25/22	28,392	28,437
	Fannie Mae 1993-80 S, 8.62%, 05/25/23[7]	33,996	34,011
	Fannie Mae 1994-10 H, 6.50%, 08/25/22	8,581	8,574
	Fannie Mae 1994-55 S, 13.73%, 12/25/23[7]	42,327	47,304
	Fannie Mae 1997-23 PB, 6.63%, 01/25/22	218,170	227,429
	Fannie Mae 1999-19 TD, 6.50%, 04/25/13	153,879	155,688
	Fannie Mae 1999-41 PD, 6.50%, 08/25/13	85,056	86,300
	Fannie Mae 2000-27 AN, 6.00%, 08/25/30	52,962	54,452
	Fannie Mae 2001-42 SB, 8.50%, 09/25/31	19,753	20,571
	Fannie Mae 2002-9 PB, 6.00%, 11/25/14	63,296	63,610
	Fannie Mae 2002-97 PD, 5.00%, 03/25/22	1,215,000	1,233,020
	Fannie Mae 2003-124 IO (IO), 5.25%, 03/25/31	1,715,887	192,039
	Fannie Mae 2003-124 TS, 9.80%, 01/25/34	518,652	552,032
	Fannie Mae 2003-13 GI (IO), 5.50%, 06/25/32	705,677	38,475

See accompanying notes to financial statements.

Ultra Short Bond Fund

Schedule of Portfolio Investments

September 30, 2004 (Unaudited)

	Issues	Principal Amount	Value

Bonds (continued) Mortgage-Backed (continued) U.S. Agency Mortgage-Backed (continued)	Fannie Mae 2003-16 KA, 6.00%, 04/25/30	$13,076	$13,167
	Fannie Mae 2003-37 IG (IO), 5.50%, 05/25/32	1,045,306	139,980
	Fannie Mae 2003-6 UH (IO), 5.50%, 07/25/22	892,302	148,874
	Fannie Mae 2003-85 IE (IO), 5.50%, 06/25/29	329,938	44,180
	Fannie Mae 342 2 (IO), 6.00%, 09/01/33	626,683	128,481
	Fannie Mae Pool 111643, 4.52%, 09/01/20[7]	51,045	51,277
	Fannie Mae Pool 190656, 6.50%, 02/01/14	867,077	917,080
	Fannie Mae Pool 303683, 6.50%, 08/01/25	36,636	38,676
	Fannie Mae Pool 523829, 8.00%, 11/01/19	1,133,302	1,234,869
	Fannie Mae Pool 555098, 5.14%, 11/01/32[7]	746,629	758,147
	Fannie Mae Pool 555177, 4.89%, 01/01/33[7]	874,143	893,082
	Fannie Mae Pool 555207, 7.00%, 11/01/17	306,337	320,380
	Fannie Mae Pool 567002, 8.00%, 05/01/23	396,362	432,245
	Fannie Mae Pool 582521, 7.00%, 05/01/31	138,002	146,479
	Fannie Mae Pool 630599, 7.00%, 05/01/32	759,621	806,059
	Fannie Mae Pool 646884, 5.59%, 05/01/32[7]	74,241	76,792
	Fannie Mae Pool 647903, 2.73%, 04/01/27[7]	567,702	581,037
	Fannie Mae Pool 655127, 7.00%, 07/01/32	361,841	384,361
	Fannie Mae Pool 655133, 7.00%, 08/01/32	315,804	335,500
	Fannie Mae Pool 655151, 7.00%, 08/01/32	451,298	478,926
	Fannie Mae Pool 655928, 7.00%, 08/01/32	99,378	105,453
	Fannie Mae Pool 762525, 6.50%, 11/01/33	374,193	393,356
	Freddie Mac 1214 KA, 2.64%, 02/15/22[7]	51,322	51,880
	Freddie Mac 1526 L, 6.50%, 06/15/23	101,989	107,076
	Freddie Mac 1610 PM, 6.25%, 04/15/22	181,525	183,877
	Freddie Mac 1625 FC, 2.72%, 12/15/08[7]	59,064	58,423
	Freddie Mac 1660 HB, 6.50%, 07/15/08	1,224,050	1,235,076
	Freddie Mac 1662 L, 3.69%, 01/15/19[7]	30,827	31,187
	Freddie Mac 1695 EA, 7.00%, 12/15/23	53,117	54,378
	Freddie Mac 1702 TJ, 7.00%, 04/15/13	350,000	373,503
	Freddie Mac 2043 CJ, 6.50%, 04/15/28	230,775	243,087
	Freddie Mac 2161 PG, 6.00%, 04/15/28	82,415	84,319

	Issues	Principal Amount	Value

Bonds (continued) Mortgage-Backed (continued) U.S. Agency Mortgage-Backed (continued)	Freddie Mac 2419 VG, 6.50%, 12/15/12	$111,376	$114,466
	Freddie Mac 2451 SP, 13.07%, 05/15/09[7]	23,377	26,058
	Freddie Mac 2527 TI (IO), 6.00%, 02/15/32	1,598,618	254,076
	Freddie Mac 2535 LI (IO), 5.50%, 08/15/26	170,000	15,857
	Freddie Mac 2561 BX (IO), 5.00%, 05/15/17	1,336,441	191,377
	Freddie Mac 2587 IH (IO), 5.00%, 08/15/25	2,000,000	322,339
	Freddie Mac 2588 IG (IO), 5.50%, 03/15/32	1,730,048	233,226
	Freddie Mac 2594 VK, 5.00%, 02/15/23	1,515,007	1,547,089
	Freddie Mac 2625 IO (IO), 5.00%, 12/15/31	139,327	19,529
	Freddie Mac 2631 IJ (IO), 5.00%, 10/15/26	515,000	96,173
	Freddie Mac 2642 BW (IO), 5.00%, 06/15/23	137,361	25,665
	Freddie Mac 2657 LX (IO), 6.00%, 05/15/18	984,413	163,469
	Freddie Mac 2775 OZ, 4.50%, 04/15/19	830,851	829,921
	Freddie Mac 2793 GZ, 5.50%, 02/15/33	869,296	868,834
	Freddie Mac 2809 HX (IO), 6.00%, 10/15/24	1,468,446	169,751
	Freddie Mac 2840 ZQ, 5.00%, 05/15/32	1,632,433	1,627,307
	Freddie Mac Gold C90237, 6.50%, 11/01/18	506,412	534,513
	Freddie Mac Gold C90474, 7.00%, 08/01/21	797,473	848,029
	Freddie Mac Gold D93410, 6.50%, 04/01/19	629,259	663,809
	Freddie Mac Gold G10616, 5.50%, 07/01/09	713,748	737,388
	Freddie Mac Gold P20295, 7.00%, 10/01/29	1,179,033	1,251,401
	Freddie Mac Gold P50019, 7.00%, 07/01/24	42,911	45,180
	Freddie Mac Pool 390381, 3.01%, 02/01/37[7]	809,363	809,310
	Freddie Mac Pool 775554, 4.16%, 10/01/18[7]	19,459	19,626
	Freddie Mac Pool 865369, 5.61%, 06/01/22	14,042	14,570
	Government National Mortgage Association 1999-38 SP (IO), 0.25%, 05/16/26[7]	2,852,656	4,489
	Government National Mortgage Association 2001-15 AN, 6.38%, 10/20/29	17,215	17,211
	Government National Mortgage Association 2003-18 PI (IO), 5.50%, 10/20/26	470,000	31,107
	Government National Mortgage Association 2003-28 LI (IO), 5.50%, 02/20/32	1,733,247	206,882

See accompanying notes to financial statements.

Ultra Short Bond Fund

Schedule of Portfolio Investments

September 30, 2004 (Unaudited)

	Issues	Principal Amount	Value

Bonds (continued) Mortgage-Backed (continued) U.S. Agency Mortgage-Backed (continued)	Government National Mortgage Association 2003-40 IW (IO), 5.50%, 07/20/29	$235,000	$42,044
	Government National Mortgage Association 2003-58 IG (IO), 5.50%, 05/17/29	100,000	23,249
	Government National Mortgage Association 2003-75 CI (IO), 5.50%, 01/20/21	570,000	52,034
	Government National Mortgage Association Pool 80546, 3.00%, 10/20/31[7]	366,343	367,577
	Government National Mortgage Association Pool 80614, 3.00%, 07/20/32[7]	563,921	566,490
	Government National Mortgage Association Pool 8339, 4.63%, 12/20/23[7]	266,002	269,950
	Government National Mortgage Association Pool 8684, 4.75%, 08/20/25[7]	417,420	422,794
	Government National Mortgage Association Pool 81018, 4.00%, 08/20/34[7]	1,396,381	1,417,436

			29,286,763

	Total Mortgage-Backed (Cost $55,458,019)		55,668,937

U.S. AGENCY SECURITIES—1.00%
U.S. Agency Securities —1.00%	Freddie Mac, 2.29%, 06/02/09[7]	1,560,000	1,559,900

	Total U.S. Agency Securities (Cost $1,563,891)		1,559,900

	Total Bonds (Cost $125,214,494)		125,218,311

SHORT TERM INVESTMENTS 20.05%
Money Market RIC —0.25%	J.P. Morgan Prime Money Market Fund	391,000	391,000

U.S. Agency Discount Notes —19.80%	Fannie Mae,
	1.68%[5], 10/15/04	15,200,000	15,190,069
	1.70%[5], 10/15/04	1,500,000	1,499,009
	1.68%[5], 10/18/04	3,500,000	3,497,223
	Freddie Mac,
	1.61%[5], 10/05/04	5,650,000	5,648,989
	1.63%[5], 10/05/04	1,000,000	999,819
	1.74%[5], 10/26/04	4,215,000	4,209,922

			31,045,031

	Total Short Term Investments (Cost $31,436,030)		31,436,031

	Total Investments—99.93% (Cost $156,650,524)[1]		156,654,342

	Cash and Other Assets, Less Liabilities—0.07%		117,231

	Net Assets—100.00%		$156,771,573

Notes:

[1]	Cost for Federal income tax purposes is $156,650,524 and net unrealized appreciation consists of:

Unrealized Appreciation
Gross unrealized appreciation	$1,541,907
Gross unrealized depreciation	(1,538,089)

Net unrealized appreciation	$3,818

[2]	Securities with a call or reset feature will have an effective maturity date less than the stated maturity.
[3]	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective date less than the stated maturity date.
[4]	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities at September 30, 2004 was $6,519,111 representing 4.16% of total net assets.
[5]	Represents annualized yield at date of purchase.
[6]	Securities determined to be illiquid under procedures approved by the Fund’s Board of Trustees. Information related to these securities is as follows:

Date of Purchase	Security	Amortized Cost	Value	% of TNA
12/03/03	Amortizing Residential Collateral Trust 2002-BC3 AIO (IO), 6.00%, 05/25/05	$5,488	$5,622	0.00%
12/17/03	Bear Stearns Asset Backed Securities, Inc. 2003-2 AIO (IO), 5.00%, 12/25/05	73,933	74,644	0.05%
06/30/03	Countrywide Home Loans 2003-18 A5, 07/25/33	3,263	3,220	0.00%
08/07/03	Oakwood Mortgage Investors, Inc. 2002-B AIO (IO), 6.00%, 05/15/10	21,636	23,669	0.02%
12/03/03	Structured Asset Investment Loan Trust 2003-BC6 AIO (IO), 6.00%, 01/25/05	9,888	4,423	0.00%
12/03/03	Structured Asset Investment Loan Trust 2003-BC10 AIO (IO), 6.00%, 03/25/05	4,135	5,677	0.00%
08/26/03	Terwin Mortgage Trust 2003-3SL AX (IO), 12.00%, 10/25/33	16,480	17,860	0.01%
10/07/03	Terwin Mortgage Trust 2003-5SL AX (IO), 10.00%, 10/25/34	35,776	42,366	0.03%
12/11/03	Terwin Mortgage Trust 2003-7SL AX (IO), 14.50%, 12/25/33	178,995	185,380	0.12%
02/12/04	Terwin Mortgage Trust 2004-2SL AX (IO), 10.25%, 02/25/34	675,749	706,860	0.45%
06/24/04	Terwin Mortgage Trust 2004-6SL AX (IO), 8.00%, 06/25/34	774,108	791,072	0.51%
07/16/04	Terwin Mortgage Trust 2004-13AL 2PX (IO), 0.34%, 08/25/34	434,075	470,921	0.30%

		$2,233,526	$2,331,714	1.49%

[7]	Floating rate security. The rate disclosed is that in effect at September 30, 2004.

(IO): Interest only

(MTN): Medium term note

See accompanying notes to financial statements.

Low Duration Bond Fund

Schedule of Portfolio Investments

September 30, 2004 (Unaudited)

Issues	Principal Amount	Value

BONDS 80.66%
ASSET-BACKED SECURITIES—28.45%[3]
Aames Mortgage Trust 2000-2 A4F, 7.32%, 03/25/27	$38,312	$38,287
ABFS Mortgage Loan Trust 2002-2 A7, 5.22%, 07/15/33	5,309,178	5,263,625
Advanta Mortgage Loan Trust 1998-2 A17, 6.05%, 09/25/18	2,296	2,300
Aerofreighter Finance Trust A A, 7.85%, 12/15/09[4]	555,617	533,226
Aircraft Lease Portfolio Securitization Ltd. 1996-1 CX, 3.61%, 06/15/06[6,7]	948,593	110,630
AMRESCO Residential Securities Mortgage Loan Trust 1998-2 B1F, 7.72%, 06/25/28	433,703	424,402
ARC Net Interest Margin Trust 2002-2 A, 7.75%, 05/27/32[4]	330,246	330,194
ARG Funding Corp. 2003-1AB, 3.56%, 03/20/07[4,7]	7,000,000	7,012,163
Bear Stearns Asset Backed Securities, Inc. 2000-2 M2, 8.28%, 08/25/30	5,995,000	6,502,643
Castle Trust 2003-1AW A1, 2.51%, 05/15/27[4,7]	5,190,310	5,193,035
Conseco Finance 1999-H BF1, 10.00%, 11/15/29	6,891,919	7,157,533
Conseco Finance 2000-B BF1, 9.44%, 02/15/31	1,840,813	1,837,177
Conseco Finance 2001-A IM2, 8.02%, 03/15/32	2,480,380	2,511,700
Conseco Finance 2001-D A5, 6.19%, 11/15/32	1,500,000	1,599,077
Conseco Finance 2002-A A4, 6.32%, 04/15/32	4,680,827	4,707,740
Conseco Finance Securitizations Corp. 2000-1 A4, 7.62%, 05/01/31	1,140,574	1,171,855
Conseco Finance Securitizations Corp. 2000-4 A4, 7.73%, 04/01/31	1,569,315	1,582,622
Conseco Finance Securitizations Corp. 2000-5 A4, 7.47%, 02/01/32	5,721,335	5,884,981
Conseco Finance Securitizations Corp. 2000-6 A4, 6.77%, 09/01/32	1,722,756	1,765,130
Conseco Finance Securitizations Corp. 2001-3 AIO (IO), 2.50%, 05/01/33[6]	22,025,000	1,142,679
Credit-Based Asset Servicing and Securitization LLC 2004-CB4 A2, 4.10%, 05/25/35	6,000,000	6,015,751
Delta Funding Home Equity Loan Trust 1996-2 A5, 8.01%, 10/25/27	1,406,668	1,449,067
Empire Funding Home Loan Owner Trust 1999-1 M2, 9.00%, 05/25/30	3,069,024	3,156,655
Equity One ABS, Inc. 2002-2 AF3, 5.77%, 10/25/32	5,437,801	5,581,720

	Issues	Principal Amount	Value

Bonds (continued) Asset-Backed Securities (continued)	First Alliance Mortgage Loan Trust 1994-3 A1, 7.83%, 10/25/25	$22,950	$22,911
	First Union Home Equity Loan Trust 1997-3 B, 7.39%, 03/25/29	215,889	146,956
	First City Capital Home Equity Funding Corp. 1998-1 A4, 7.47%, 06/25/28[4]	502,741	502,341
	GMAC Mortgage Corporation Loan Trust 2002-HE2 A4, 6.00%, 06/25/27	1,314,740	1,330,221
	Green Tree Financial Corp. 1994-1 A5, 7.65%, 04/15/19	1,768,818	1,862,159
	Green Tree Financial Corp. 1995-10
	A6, 7.05%, 02/15/27	2,662,161	2,773,719
	B1, 7.05%, 02/15/27[6]	3,526,781	2,709,009
	Green Tree Home Equity Loan Trust 1998-C B2, 8.06%, 07/15/29[6]	6,893,853	3,933,805
	Green Tree Home Improvement Loan Trust 1997-E HEM2, 7.48%, 01/15/29	4,000,000	4,010,101
	Green Tree Home Improvement Loan Trust 1998-B
	HEB2, 8.49%, 11/15/29	4,965,028	3,835,660
	HEM2, 7.33%, 11/15/29	6,036,928	6,052,245
	Green Tree Recreational, Equipment & Consumer Trust 1996-D CTFS, 7.24%, 12/15/22	1,855,628	1,859,911
	Irwin Acquisition Trust 2000-A1A M1, 8.85%, 07/25/10[4]	4,989,052	5,183,126
	Lehman ABS Manufactured Housing Contract 2001-B
	AIO2 (IO), 1.10%, 10/15/05[6]	335,000,000	3,245,480
	AIOC (IO), 0.17%, 05/15/41[6,7]	527,236,488	8,238,597
	Mellon Residential Funding Corp. 2001-HEIL A4, 6.62%, 02/25/21	3,135,153	3,219,249
	Metris Master Trust 2000-3 A, 2.07%, 09/21/09[7]	8,970,000	8,949,906
	Newbury Funding CBO Ltd. 2000-1 A3, 4.46%, 02/15/30[4,7]	6,800,000	5,576,680
	North Street 2000-1A C, 3.43%, 04/28/11[4,6,7]	3,500,000	1,575,350
	Novastar NIM Trust 2003-N1, 7.39%, 09/28/33[4]	698,406	698,380
	Oakwood Mortgage Investors, Inc. 2000-D A2, 6.74%, 07/15/18	245,641	248,700
	Oakwood Mortgage Investors, Inc. 2002-B
	A1, 1.99%, 05/15/13[7]	1,486,954	1,378,739
	A2, 5.19%, 09/15/19	754,266	668,822
	AIO (IO), 6.00%, 05/15/10[6]	18,667,763	3,480,773

See accompanying notes to financial statements.

Low Duration Bond Fund

Schedule of Portfolio Investments

September 30, 2004 (Unaudited)

	Issues	Principal Amount	Value

Bonds (continued) Asset-Backed Securities (continued)	Pegasus Aviation Lease Securitization 2000-1 B1, 8.08%, 03/25/30[4,6]	$8,806,150	$1,417,790
	Residential Asset Mortgage Products, Inc. 2001-RS1 AI4, 7.01%, 03/25/31	1,523,658	1,562,256
	Residential Asset Mortgage Products, Inc. 2003-RS1 AI3, 3.50%, 05/25/28	669,392	669,825
	Structured Asset Receivables Trust 2003-1, 2.13%, 01/21/10[4]	5,578,339	5,580,571
	Structured Asset Receivables Trust 2003-2, 2.03%, 01/21/09[4]	2,381,925	2,375,778
	Structured Settlements Fund 1999-A A, 7.25%, 12/20/15[4]	2,111,130	2,191,948
	Terwin Mortgage Trust 2003-3SL AX (IO), 12.00%, 10/25/33[4,6]	5,753,600	778,462
	Terwin Mortgage Trust 2003-5SL AX (IO), 10.00%, 10/25/34[6]	10,583,103	1,317,395
	Terwin Mortgage Trust 2004-1HE A1, 2.35%, 02/25/34[4,7]	3,325,647	3,333,961
	Terwin Mortgage Trust 2004-7HE A1, 2.39%, 07/25/34[4,7]	3,244,951	3,246,976

	Total Asset-Backed Securities (Cost $177,335,783)		164,951,994

CORPORATES—25.34%[2]
Automotive —4.83%	Ford Motor Credit Co., 6.50%, 02/15/06
		6,050,000	6,275,623
	6.50%, 01/25/07	1,000,000	1,059,749
	2.79%, 09/28/07[7] (MTN)	6,670,000	6,667,726
	General Motors Acceptance Corp.,
	4.38%, 12/10/07 (MTN)	4,560,000	4,600,716
	3.08%, 09/23/08[7] (MTN)	8,363,000	8,346,274
	5.85%, 01/14/09	1,020,000	1,055,491

			28,005,579

Banking—0.88%	Citicorp Lease, 7.22%, 06/15/05[4]	3,637,596	3,750,653
	J.P. Morgan Chase & Co. (MTN), 8.55%, 07/23/13	1,500,000	1,360,875

			5,111,528

Communications —2.65%	CSC Holdings Inc., 7.25%, 07/15/08	3,775,000	3,944,875
	Qwest Capital Funding Inc., 7.75%, 08/15/06	7,250,000	7,313,438
	Qwest Corp., 6.63%, 09/15/05	1,000,000	1,032,500
	Sprint Capital Corp., 4.78%, 08/17/06	3,000,000	3,085,578

			15,376,391

Electric—5.11%	CenterPoint Energy Resources Corp., 7.88%, 04/01/13	3,600,000	4,250,340
	Georgia Power Capital Trust VI, 4.88%, 11/01/42[6]	10,860,000	11,196,486

	Issues	Principal Amount	Value

Bonds (continued) Corporates (continued) Electric (continued)	Pinnacle West Capital Corp., 2.49%, 11/01/05[7]	$5,560,000	$5,561,596
	Power Contract Financing LLC, 5.20%, 02/01/06[4]	3,792,436	3,847,737
	Tristate Generation & Transmission Association, 6.04%, 01/31/18[4]	4,525,000	4,748,105

			29,604,264

Finance—0.82%	Capital One Bank, 8.25%, 06/15/05	2,350,000	2,439,991
	CIT Group Inc. (MTN), 5.13%, 09/30/14	88,000	88,065
	FINOVA Group Inc., 7.50%, 11/15/09	4,391,820	2,212,379

			4,740,435

Health Care —0.83%	HCA, Inc., 6.91%, 06/15/05	4,690,000	4,797,185

Industrial—0.33%	Deluxe Corp., 3.50%, 10/01/07[4]	1,900,000	1,895,974

Insurance—1.16%	Farmers Exchange Capital, 6.00%, 08/01/14[4]	1,900,000	1,935,838
	Odyssey Re Holdings Corp., 7.65%, 11/01/13	4,400,000	4,807,022

			6,742,860

Real Estate Investment Trust (REIT)—2.45%	Colonial Realty LP, 7.00%, 07/14/07	4,964,000	5,416,692
	JDN Realty Corp., 6.95%, 08/01/07	5,000,000	5,418,885
	Simon Property Group, LP, 4.88%, 08/15/10[4]	3,330,000	3,379,494

			14,215,071

Secured Assets —1.02%	Ingress I Ltd. B-A, 7.38%, 03/30/40[4]	6,000,000	5,905,314

Transportation —5.26%	Air 2 US A, 8.03%, 10/01/20[4]	9,433,033	7,884,365
	American Airlines, Inc. 2001-2 A2, 7.86%, 04/01/13	1,296,000	1,288,963
	Continental Airlines, Inc. 1997-4 A, 6.90%, 07/02/19	3,432,360	3,306,957
	Continental Airlines, Inc. 1999-1 A, 6.55%, 08/02/20	4,984,080	4,813,177
	Continental Airlines, Inc. 2001-1 A1, 6.70%, 12/15/22	670,772	625,528
	Continental Airlines, Inc. 2002-1 G2, 6.56%, 08/15/13	2,105,000	2,260,757
	Delta Air Lines, Inc. 2001-1
	A1, 6.62%, 09/18/12	486,608	442,920
	A2, 7.11%, 03/18/13	1,430,000	1,285,154
	Northwest Airlines Inc. 2001-1 A1, 7.04%, 10/01/23	2,247,200	2,202,036
	United Air Lines, Inc. 1997-1 1A, 2.02%, 12/02/14[7]	7,748,649	6,357,573

			30,467,430

	Total Corporates (Cost $148,490,127)		146,862,031

See accompanying notes to financial statements.

Low Duration Bond Fund

Schedule of Portfolio Investments

September 30, 2004 (Unaudited)

	Issues	Principal Amount	Value

BONDS (continued)
MORTGAGE-BACKED SECURITIES—22.75%[3]
Commercial Mortgage-Backed—0.93%	Beckman Coulter, Inc. 2000-A A, 7.50%, 12/15/18[4]	$3,000,000	$3,002,814
	Structured Asset Securities Corp. 1995-C4 G, 9.11%, 06/25/26[7]	2,424,755	2,407,842

			5,410,656

Non-Agency Mortgage-Backed—13.39%	Banco De Credito y Securitization SA 2001-1 AF, 8.00%, 05/31/10[4,6]	4,108,847	1,446,725
	BHN Mortgage Fund 2000-1 AF, 8.00%, 03/31/11[4,6]	4,285,098	1,508,783
	Blackrock Capital Finance LP 1997-R2 AP, 8.67%, 12/25/35[4,7]	51,195	51,195
	Citigroup Mortgage Loan Trust, Inc. 2003-1 WA2, 6.50%, 10/25/33	218,540	222,076
	Citigroup Mortgage Loan Trust, Inc. 2004-HYB1 A41, 5.20%, 02/25/34[7]	659,052	665,345
	Commercial Mortgage Asset Trust 1999-C1 A1, 6.25%, 01/17/32	6,315,530	6,491,422
	Countrywide Home Loans 2003-18 A5, 11.29%, 07/25/33[6,7]	449,031	450,734
	DLJ Mortgage Acceptance Corp. 1994-Q8 IIS (IO), 1.92%, 05/25/24[6,7]	1,604,943	3,946
	DLJ Mortgage Acceptance Corp. 1996-Q5 SA (IO), 6.28%, 06/25/26[6,7]	433,292	1,088
	DLJ Mortgage Acceptance Corp. 1996-QA S (IO), 3.05%, 01/25/26[4,6,7]	1,990,578	4,718
	DLJ Mortgage Acceptance Corp. 1997-CF1 A1B, 7.60%, 05/15/30[4]	2,049,699	2,200,945
	IndyMac INDX Mortgage Loan Trust 2004-AR7 A2, 2.27%, 09/25/34[7]	7,030,136	7,030,839
	IndyMac INDX Mortgage Loan Trust 2004-AR8 2A2A, 2.23%, 11/25/34[7]	8,040,000	8,045,628
	Mastr Asset Securitization Trust 2002-6 B1, 6.13%, 10/25/32	8,296,514	8,429,878
	Mastr Seasoned Securities Trust 2004-1 4A1, 5.26%, 10/25/32	10,000,000	10,190,130
	Prudential Home Mortgage Securities 1995-A 2B, 8.73%, 03/28/25	79,859	79,859
	Residential Asset Mortgage Products, Inc. 2004-SL1 A7, 7.00%, 11/25/31	6,352,837	6,658,634
	Residential Asset Securitization Trust 2002-A15 A3, 5.50%, 01/25/33	1,815,376	1,826,184
	Ryland Acceptance Corp. IV 28 1, 11.50%, 12/25/16	122,823	126,603

	Issues	Principal Amount	Value

Bonds (continued) Mortgage-Backed Securities (continued) Non-Agency Mortgage-Backed (continued)	SLH Mortgage Trust 1990-1 G, 9.60%, 03/25/21	$14,454	$14,443
	Washington Mutual 2002-AR18 A, 4.16%, 01/25/33[7]	5,478,220	5,469,123
	Washington Mutual 2004-AR10 A2A, 2.09%, 07/25/44[7]	8,571,880	8,556,383
	Washington Mutual MSC Mortgage Pass-Through Certificates 2003-MS2 3A1, 5.00%, 03/25/18	8,222,067	8,169,611

			77,644,292

U.S. Agency Mortgage-Backed—8.43%	Fannie Mae 1993-95 SB, 15.05%, 06/25/08	149,086	172,283
	Fannie Mae 1997-44 SB (IO), 5.18%, 06/25/08[7]	1,870,987	107,836
	Fannie Mae 1997-76 FS, 2.26%, 09/17/27[7]	238,559	240,087
	Fannie Mae 2001-60 JZ, 6.00%, 03/25/31	1,558,337	1,576,619
	Fannie Mae 2002-65 TP, 7.00%, 03/25/31	2,359,039	2,408,050
	Fannie Mae 2003-90 UD (IO), 5.50%, 10/25/26	6,731,818	1,261,449
	Fannie Mae 342 2 (IO), 6.00%, 09/01/33	1,952,708	400,341
	Fannie Mae Pool 555177, 4.89%, 01/01/33[7]	372,967	381,048
	Fannie Mae Pool 567002, 8.00%, 05/01/23	415,238	452,829
	Fannie Mae TBA,
	5.00%, 10/15/19	8,690,000	8,828,501
	6.50%, 10/15/34	5,190,000	5,444,632
	Freddie Mac 1164 O (IO), 9.74%, 11/15/06	59,115	1,276
	Freddie Mac 2544 PI (IO), 5.50%, 08/15/16	7,473,198	134,280
	Freddie Mac 2561 BX (IO), 5.00%, 05/15/17	2,577,284	369,064
	Freddie Mac 2603 LI (IO), 5.50%, 09/15/28	8,315,933	1,174,868
	Freddie Mac 2625 IO (IO), 5.00%, 12/15/31	8,731,161	1,223,822
	Freddie Mac Gold C46104, 6.50%, 09/01/29	141,609	148,972
	Freddie Mac Gold E96701, 5.00%, 05/01/18	383,958	390,907
	Freddie Mac Gold P50019, 7.00%, 07/01/24	353,918	372,629
	Freddie Mac Gold TBA, 5.50%, 10/15/19	12,000,000	12,393,744
	Freddie Mac Pool 390381, 3.07%, 02/01/37[7]	346,870	346,847
	Freddie Mac Pool 786781, 4.25%, 08/01/29[7]	603,966	620,795
	Government National Mortgage Association 2003-28 LI (IO), 5.50%, 02/20/32	7,186,636	857,803
	Government National Mortgage Association 2003-40 IW (IO), 5.50%, 07/20/29	6,047,273	1,081,910

See accompanying notes to financial statements.

Low Duration Bond Fund

Schedule of Portfolio Investments

September 30, 2004 (Unaudited)

	Issues	Principal Amount	Value

Bonds (continued) Mortgage-Backed Securities (continued) U.S. Agency Mortgage-Backed (continued)	Government National Mortgage Association 2003-75 CI (IO), 5.50%, 01/20/21	$4,729,727	$431,767
	Government National Mortgage Association Pool 1849, 8.50%, 08/20/24	5,596	6,165
	Government National Mortgage Association Pool 2020, 8.50%, 06/20/25	24,166	26,549
	Government National Mortgage Association Pool 2286, 8.50%, 09/20/26	14,552	15,975
	Government National Mortgage Association Pool 2487, 8.50%, 09/20/27	59,494	65,296
	Government National Mortgage Association Pool 422972, 6.50%, 07/15/29	125,991	133,292
	Government National Mortgage Association Pool 80589, 4.00%, 03/20/32[7]	841,094	854,026
	Government National Mortgage Association Pool 80968, 4.00%, 07/20/34[7]	6,841,871	6,945,033

			48,868,695

	Total Mortgage-Backed (Cost $137,383,842)		131,923,643

U.S. AGENCY SECURITIES—2.77%
U.S. Agency Securities—2.77%	Fannie Mae, 3.25%, 06/28/06	5,747,000	5,759,615
	Freddie Mac,
	2.00%, 11/18/05 (MTN)	2,691,000	2,689,248
	2.00%, 11/28/05 (MTN)	7,638,000	7,634,739

			16,083,602

	Total U.S. Agency Securities (Cost $16,109,433)		16,083,602

U.S. TREASURY SECURITIES—1.35%
U.S. Treasury Notes—1.35%	U.S. Treasury Notes, 3.63%, 07/15/09	7,719,000	7,814,885

	Total U.S. Treasury Securities (Cost $7,826,825)		7,814,885

	Total Bonds (Cost $487,146,010)		467,636,155

		Shares

COMMON STOCK 1.63%
Communications —1.63%	MCI Inc.	563,508	9,438,759

	Total Common Stock (Cost $36,553,403)		9,438,759

	Issues	Principal Amount	Value

SHORT TERM INVESTMENTS 21.97%
Commercial Paper—4.84%	CIT Group Inc., 1.75%, 11/29/04	$6,000,000	$5,982,093
	DaimlerChrysler NA Holding Corp.,
	1.84%[5], 12/20/04	8,000,000	7,962,169
	1.97%[5], 01/10/05	4,170,000	4,144,449
	General Electric Capital Corp., 1.68%, 11/17/04	10,000,000	9,977,178

			28,065,889

Money Market RIC—0.20%	J.P. Morgan Prime Money Market Fund	1,198,000	1,198,000

U.S. Agency Discount Notes —16.93%	Fannie Mae,
	1.45%[5], 11/17/04	16,390,000	16,353,303
	1.63%[5], 11/22/04	4,000,000	3,989,919
	1.67%[5], 12/20/04	7,000,000	6,972,077
	Freddie Mac,
	1.57%[5], 11/30/04	10,000,000	9,970,250
	1.61%[5], 12/06/04	1,500,000	1,495,063
	1.67%[5], 12/13/04	8,925,000	8,892,513
	1.67%[5], 12/20/04	6,000,000	5,976,066
	1.68%[5], 12/15/04	4,259,000	4,243,071
	1.68%[5], 12/20/04	7,960,000	7,928,248
	1.69%[5], 12/20/04	10,066,000	10,025,847
	1.71%[5], 12/13/04	2,595,000	2,585,554
	1.73%[5], 12/27/04	5,000,000	4,978,310
	1.78%[5], 12/27/04	8,000,000	7,965,296
	1.82%[5], 12/27/04	6,800,000	6,770,502

			98,146,019

	Total Short Term Investments (Cost $127,442,321)		127,409,908

	Total Investments—104.26% (Cost $651,141,735)[1]		604,484,822

	Liabilities Less Cash and Other Assets—(4.26)%		(24,710,209)

	Net Assets—100.00%		$579,774,613

Notes:

[1]	Cost for Federal income tax purposes is $651,141,735 and net unrealized depreciation consists of:

Unrealized Depreciation
Gross unrealized appreciation	$24,522,463
Gross unrealized depreciation	(71,179,376)

Net unrealized depreciation	$(46,656,913)

[2]	Securities with a call or reset feature will have an effective maturity date less than the stated maturity.
[3]	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective date less than the stated maturity date.
[4]	Securities that are restricted private placements or exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities at September 30,2004 was $87,092,641 representing 15.02% of total net assets.
[5]	Represents annualized yield at date of purchase.

See accompanying notes to financial statements.

Low Duration Bond Fund

Schedule of Portfolio Investments

September 30, 2004 (Unaudited)

[6]	Securities determined to be illiquid under procedures approved by the Fund’s Board of Trustees. Information related to these securities is as follows:

Date of Purchase	Security	Amortized Cost	Value	% of TNA
08/22/01	Aircraft Lease Portfolio Securitization Ltd. 1996-1 CX, 3.61%, 06/15/06	$943,755	$110,630	0.02%
01/23/01	Banco De Credito y Securitizacion SA 2001-1 AF, 8.00%, 05/31/10	4,045,789	1,446,725	0.25%
04/05/00	BHN Mortgage Fund 2000-1 AF, 8.00%, 03/31/11	4,126,007	1,508,783	0.26%
06/26/03	Countrywide Home Loans 2003-18 A5, 11.29%, 07/25/33	456,830	450,734	0.08%
08/17/01	Conseco Finance Securitizations Corp. 2001-3 AIO (IO), 2.50%, 05/01/33	1,149,081	1,142,679	0.20%
06/19/97	DLJ Mortgage Acceptance Corp. 1994-Q8 IIS (IO), 1.92%, 05/25/24	190,230	3,946	0.00%
01/04/99	DLJ Mortgage Acceptance Corp. 1996-Q5 SA (IO), 6.28%, 06/25/26	0	1,088	0.00%
10/20/98	DLJ Mortgage Acceptance Corp. 1996-QA S (IO), 3.05%, 01/25/26	0	4,718	0.00%
03/14/02	Green Tree Financial Corp. 1995-10B1, 7.05%, 02/15/27	3,222,134	2,709,009	0.47%
04/19/99	Green Tree Home Equity Loan Trust 1998-C B2, 8.06%, 07/15/29	6,311,367	3,933,805	0.68%
05/01/02	Lehman ABS Manufactured Housing Contract 2001-B AIO2 (IO), 1.10%, 10/15/05	3,018,559	3,245,480	0.56%
05/03/02	Lehman ABS Manufactured Housing Contract 2001-B AIOC (IO), 0.17%, 05/15/41	6,762,972	8,238,597	1.42%
03/14/02	North Street 2000-1A C, 3.43%, 04/28/11	3,486,206	1,575,350	0.27%
05/17/02	Oakwood Mortgage Investors, Inc. 2002-B AIO (IO), 6.00%, 05/15/10	3,541,363	3,480,773	0.60%
03/08/00	Pegasus Aviation Lease Securitization 2000-1 B1, 8.08%, 03/25/30	8,408,777	1,417,790	0.24%
08/26/03	Terwin Mortgage Trust 2003-3SL AX (IO), 12.00%, 10/25/33	731,734	778,462	0.13%
10/07/03	Terwin Mortgage Trust 2003-5SL AX (IO), 10.00%, 10/25/34	1,111,216	1,317,395	0.23%

		$47,506,020	$31,365,964	5.41%

[7]	Floating rate security. The rate disclosed is that in effect at September 30, 2004.

(IO): Interest only

(MTN): Medium term note

See accompanying notes to financial statements.

Intermediate Bond Fund

Schedule of Portfolio Investments

September 30, 2004 (Unaudited)

Issues	Principal Amount	Value

BONDS 84.29%
ASSET-BACKED SECURITIES—17.31%[3]
ABFS Mortgage Loan Trust 2002-2 A7, 5.22%, 07/15/33	$345,097	$342,136
Ameriquest Mortgage Securities, Inc. 2002-3 S (IO), 6.00%, 08/25/32[6]	1,468,750	36,719
Bear Stearns Asset Backed Securities, Inc. 2001-A AI4, 6.82%, 02/15/31	336,068	342,448
Centex Home Equity 2002-D AIO (IO), 4.44%, 11/25/05[6,7]	792,643	23,050
Conseco Finance 2001-A IIM2, 8.81%, 03/15/32	300,000	320,296
Conseco Finance 2001-D A5, 6.19%, 11/15/32	500,000	533,026
Conseco Finance 2002-A A5, 7.05%, 04/15/32	500,000	541,123
Conseco Finance 2002-C BF2, 8.00%, 06/15/32[4]	383,917	360,383
GMAC Mortgage Corporation Loan Trust 2000-CL1 B, 9.00%, 06/25/26	368,306	377,642
Green Tree Financial Corp. 1996-10 M1, 7.24%, 11/15/28	3,000	2,723
Green Tree Financial Corp. 1997-6 B1, 7.17%, 01/15/29	800,000	160,500
Green Tree Home Improvement Loan Trust 1995-C B2, 7.60%, 07/15/20	473	474
HPSC Equipment Receivables LLC 2003-1A F, 13.95%, 07/20/11[4]	167,064	170,573
Keystone Owner Trust 1998-P1 M2, 7.93%, 05/25/25[4]	268,198	273,794
Metris Master Trust 2000-3 A, 2.07%, 09/21/09[7]	300,000	299,328
Metris Master Trust 2001-2 A, 2.13%, 11/20/09[7]	100,000	99,767
Oakwood Mortgage Investors, Inc. 1997-A A5, 7.13%, 05/15/27	275,398	286,074
Oakwood Mortgage Investors, Inc. 2001-D
A2, 5.26%, 01/15/19	353,778	281,654
A3, 5.90%, 09/15/22	397,277	314,066
Oakwood Mortgage Investors, Inc. 2002-B A1, 1.99%, 05/15/13[7]	165,217	153,193
Residential Asset Mortgage Products, Inc. 2002-RS5 AI5, 5.41%, 09/25/32	500,000	513,914
Residential Asset Mortgage Products, Inc. 2003-RS2 AI5, 5.49%, 03/25/33	600,000	618,479
Residential Asset Mortgage Products, Inc. 2003-RS4 AI2, 2.30%, 07/25/24	159,933	159,844
Structured Asset Receivables Trust 2003-1, 2.13%, 01/21/10[4]	498,066	498,265
Terwin Mortgage Trust 2004-1HE A1, 2.35%, 02/25/34[4,7]	263,708	264,367

	Issues	Principal Amount	Value

Bonds (continued) Asset-Backed Securities (continued)	UCFC Home Equity Loan 1998-D
	BF1, 8.97%, 04/15/30	$106,274	$113,622
	MF1, 6.91%, 04/15/30	500,000	517,291

	Total Asset-Backed Securities (Cost $7,684,457)		7,604,751

CORPORATE BONDS—24.64%[2]
Automotive —4.89%	Ford Motor Co., 7.45%, 07/16/31	232,000	228,133
	Ford Motor Credit Co.,
	7.38%, 02/01/11	300,000	326,668
	7.25%, 10/25/11	479,000	519,063
	General Motors Acceptance Corp.,
	6.88%, 09/15/11	700,000	735,328
	8.00%, 11/01/31	1,000	1,038
	General Motors Corp., 8.38%, 07/15/33	316,000	336,467

			2,146,697

Banking—0.89%	Danske Bank A/S, 5.91%, 12/29/49[4,7]	120,000	126,451
	Greenpoint Capital Trust I, 9.10%, 06/01/27	227,000	265,808

			392,259

Capital Goods —0.46%	Tyco International Group SA, 5.88%, 11/01/04	200,000	200,533

Communications —3.19%	CSC Holdings Inc.,
	7.25%, 07/15/08	125,000	130,625
	7.63%, 04/01/11	312,000	330,330
	Qwest Corp.,
	5.63%, 11/15/08	489,000	481,665
	7.88%, 09/01/11[4]	175,000	182,437
	Sprint Capital Corp., 4.78%, 08/17/06	270,000	277,702

			1,402,759

Electric—4.02%	Calpine Corp., 7.35%, 07/15/07[4,7]	693,000	608,107
	CenterPoint Energy Resources Corp., 7.88%, 04/01/13	318,000	375,447
	Power Contract Financing LLC, 5.20%, 02/01/06[4]	244,051	247,610
	Southern Cal Edison Co., 8.00%, 02/15/07	150,000	166,124
	Tristate Generation & Transmission Association, 6.04%, 01/31/18[4]	350,000	367,257

			1,764,545

Finance—0.99%	CIT Group Inc. (MTN), 5.13%, 09/30/14	187,000	187,138
	Goldman Sachs Group, LP, 5.00%, 10/01/14	250,000	246,200

			433,338

Health Care—0.93%	HCA, Inc., 5.25%, 11/06/08	400,000	409,942

Insurance—2.71%	Fairfax Financial Holdings Ltd., 7.75%, 04/26/12	300,000	273,000

See accompanying notes to financial statements.

Intermediate Bond Fund

Schedule of Portfolio Investments

September 30, 2004 (Unaudited)

	Issues	Principal Amount	Value

Bonds (continued) Corporate Bonds (continued) Insurance (continued)	Farmers Exchance Capital,
	7.05%, 07/15/28[4]	$410,000	$417,842
	7.20%, 07/15/48[4]	115,000	116,770
	Odyssey Re Holdings Corp., 7.65%, 11/01/13	350,000	382,377

			1,189,989

Natural Gas—0.66%	El Paso Corp., 7.00%, 05/15/11	300,000	291,000

Real Estate Investment Trust (REIT)—1.89%	Developers Diversified Realty Corp. (MTN), 6.84%, 12/16/04	280,000	282,302
	Prime Property Funding, 5.60%, 06/15/11[4]	206,000	214,795
	Simon Property Group LP, 4.88%, 08/15/10[4]	330,000	334,905

			832,002

Transportation —4.01%	Air 2 US A, 8.03%, 10/01/19[4]	712,028	595,130
	American Airlines, Inc. 1999-1 A2, 7.02%, 04/15/11	110,000	108,207
	American Airlines, Inc. 2001-2 A2, 7.86%, 04/01/13	20,000	19,891
	Continental Airlines, Inc. 1997-1 A, 7.46%, 10/01/16	15,468	14,347
	Continental Airlines, Inc. 1997-2 A, 7.15%, 12/30/08	91,496	81,635
	Continental Airlines, Inc. 1998-2 A, 6.41%, 10/15/08	285,768	261,838
	Continental Airlines, Inc. 2000-1 A1, 8.05%, 05/01/22	254,410	248,270
	Continental Airlines, Inc. 2001-1 A1, 6.70%, 12/15/22	86,775	80,922
	Delta Air Lines, Inc. 2000-1 A1, 7.38%, 11/18/11	146,789	135,696
	Delta Air Lines, Inc. 2001-1 A2, 7.11%, 03/18/13	10,000	8,987
	Northwest Airlines Inc. 2001-1 A1, 7.04%, 10/01/23	165,630	162,301
	United Air Lines, Inc. 2000-2
	A1, 7.03%, 04/01/12	31,361	26,422
	A2, 7.19%, 10/01/12	19,632	16,638

			1,760,284

	Total Corporates (Cost $10,519,661)		10,823,348

MORTGAGE-BACKED—27.25%[3]
Non-Agency Mortgage-Backed —13.20%	ABN Amro Mortgage Corp. 2002-1A 1A1, 5.85%, 06/25/32	63,511	63,969
	Bank Of America Mortgage Securities 2003-1 2A4, 5.00%, 02/25/18	456,378	456,569
	Countrywide Alternative Loan Trust 2001-12 A7, 6.50%, 01/25/32	292,393	292,629
	First Horizon Mortgage Pass-Through Trust 2002-7 2A2, 5.25%, 12/25/17	683,111	692,958
	IndyMac INDX Mortgage Loan Trust 2004-AR7 A2, 2.27%, 09/25/34[7]	627,780	627,842
	IndyMac INDX Mortgage Loan Trust 2004-AR8 2A 2A, 2.23%, 11/25/34[7]	615,000	615,431

	Issues	Principal Amount	Value

Bonds (continued) Mortgage-Backed (continued) Non-Agency Mortgage-Backed (continued)	Residential Asset Mortgage Products, Inc. 2003-SL1 A41, 8.00%, 04/25/31	$429,650	$446,701
	Residential Asset Mortgage Products, Inc. 2004-SL1 A7, 7.00%, 11/25/31	466,105	488,541
	Washington Mutual 2002-AR18 A, 4.16%, 01/25/33[7]	312,430	311,911
	Washington Mutual 2004-AR10 A2A, 2.09%, 07/25/44[7]	669,986	668,775
	Washington Mutual MSC Mortgage Pass-Through Certificates 2004-RA1 2A, 7.00%, 03/25/34	441,097	450,672
	Wells Fargo Mortgage Backed Securities Trust 2004-I 1A1, 3.40%, 07/25/34	678,844	680,197

			5,796,195

U.S. Agency Mortgage-Backed —14.05%	Fannie Mae 1993-225 SG, 19.72%, 12/25/13[7]	381,581	445,260
	Fannie Mae 1993-80 S, 8.62%, 05/25/23[7]	106,237	106,286
	Fannie Mae 1994-55 S, 13.73%, 12/25/23[7]	169,307	189,215
	Fannie Mae 2002-85 MI (IO), 5.50%, 01/25/22	324,989	9,881
	Fannie Mae 2003-13 GI (IO), 5.50%, 06/25/32	664,167	36,212
	Fannie Mae 2003-53 IA (IO), 5.50%, 10/25/28	588,324	79,864
	Fannie Mae 342 2 (IO), 6.00%, 09/01/33	378,432	77,585
	Fannie Mae Pool 253974, 7.00%, 08/01/31	192,115	203,696
	Fannie Mae Pool 527247, 7.00%, 09/01/26	539	574
	Fannie Mae Pool 545646, 7.00%, 09/01/26	366	390
	Fannie Mae Pool 549740, 6.50%, 10/01/27	228,678	241,454
	Fannie Mae Pool 725232, 5.00%, 03/01/34	386,906	383,945
	Fannie Mae Pool 764388, 5.00%, 03/01/34[7]	734,956	743,622
	Fannie Mae TBA,
	5.00%, 10/15/19	1,120,000	1,137,851
	5.00%, 10/15/34	1,029,000	1,018,389
	6.50%, 10/15/34	188,000	197,224
	Freddie Mac 1602 SN, 10.09%, 10/15/23[7]	14,590	15,106
	Freddie Mac 2451 SP, 13.07%, 05/15/09[7]	168,315	187,615
	Freddie Mac 2561 BX (IO), 5.00%, 05/15/17	601,398	86,120
	Freddie Mac 2571 MI (IO), 5.50%, 10/15/23	418,406	21,420
	Freddie Mac 2845 PI, 5.50%, 02/15/32	475,131	59,599
	Freddie Mac Gold G01673, 5.50%, 04/01/34	146,287	148,519
	Freddie Mac Gold P50019, 7.00%, 07/01/24	71,928	75,731

See accompanying notes to financial statements.

Intermediate Bond Fund

Schedule of Portfolio Investments

September 30, 2004 (Unaudited)

	Issues	Principal Amount	Value

Bonds (continued) Mortgage-Backed (continued) U.S. Agency Mortgage-Backed (continued)	Government National Mortgage Association 2003-28 LI (IO), 5.50%, 02/20/32	$811,667	$96,881
	Government National Mortgage Association 2004-34 IA (IO), 5.50%, 12/20/31	440,000	65,992
	Government National Mortgage Association Pool 80968, 4.00%, 07/20/34	535,451	543,524

			6,171,955

	Total Mortgage-Backed (Cost $11,894,301)		11,968,150

U.S. AGENCY SECURITIES—2.22%
U.S. Agency Securities—2.22%	Freddie Mac
	2.00%, 11/18/05 (MTN)	530,000	529,655
	3.75%, 08/03/07	440,000	443,105

	Total U.S. Agency Securities (Cost $973,424)		972,760

U.S. TREASURY SECURITIES—12.87%
U.S. Inflation Index Notes—2.64%	U.S. Treasury Notes, 3.00%, 07/15/12	992,000	1,157,486

U.S. Treasury Bonds—5.29%	U.S. Treasury Bonds,
	8.75%, 05/15/17	948,000	1,337,828
	5.38%, 02/15/31	921,000	986,909

			2,324,737

U.S. Treasury Notes—4.94%	U.S. Treasury Notes, 4.25%, 08/15/13	2,137,000	2,169,641

	Total U.S. Treasury Securities (Cost $5,550,003)		5,651,864

	Total Bonds (Cost $36,621,846)		37,020,873

SHORT TERM INVESTMENTS 20.54%
Commercial Paper —6.52%	CIT Group Inc., 1.75%[5], 11/29/04	1,000,000	997,016
	DaimlerChrysler NA Holding Corp.,
	1.90%[5], 12/23/04	500,000	497,538
	2.01%[5], 01/10/05	420,000	417,426
	General Electric Capital Corp., 1.45%[5], 11/04/04	955,000	953,505

			2,865,485

Money Market RIC —0.91%	J.P. Morgan Prime Money Market Fund	399,000	399,000

U.S. Agency Discount Notes —13.11%	Fannie Mae,
	1.45%5, 11/17/04	1,395,000	1,391,877
	1.70%5, 12/20/04	500,000	498,005
	Federal Home Loan Bank, 1.34%[5], 10/20/04	3,000,000	2,997,554

	Issues	Principal Amount	Value

Short Term Investments (continued) U.S. Agency Discount Notes (continued)	Freddie Mac,
	1.30%[5], 12/06/04	$125,000	$124,589
	1.72%[5], 12/20/04	300,000	298,803
	1.82%[5], 12/27/04	450,000	448,048

			5,758,876

	Total Short Term Investments (Cost $9,025,215)		9,023,361

	Total Investments—104.83% (Cost $45,647,061)[1]		46,044,234

	Liabilities Less Cash and Other Assets—(4.83)%		(2,122,076)

	Net Assets—100.00%		$43,922,158

Notes:

[1]	Cost for Federal income tax purposes is $45,647,061 and net unrealized appreciation consists of:

Unrealized Appreciation
Gross unrealized appreciation	$1,205,224
Gross unrealized depreciation	(808,051)

Net unrealized appreciation	$397,173

[2]	Securities with a call or reset feature will have an effective maturity date less than the stated maturity.
[3]	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective date less than the stated maturity date.
[4]	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities at September 30, 2004 was $4,778,686 representing 10.88% of total net assets.
[5]	Represents annualized yield at date of purchase.
[6]	Securities determined to be illiquid under procedures approved by the Fund’s Board of Trustees. Information related to these securities is as follows:

Date of Purchase	Security	Amortized Cost	Value	% of TNA
08/13/02	Ameriquest Mortgage Securities, Inc. 2002-3 S (IO), 6.00%, 08/25/32	$27,323	$36,719	0.08%
02/01/03	Centex Home Equity 2002-D AIO (IO), 4.47%, 11/25/05	26,485	23,050	0.05%

		$53,808	$59,769	0.14%

[7]	Floating rate security. The rate disclosed is that in effect at September 30, 2004.

(IO): Interest only

(MTN): Medium term note

See accompanying notes to financial statements.

Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2004 (Unaudited)

Issues	Principal Amount	Value

BONDS 83.36%
Asset-Backed Securities—24.09%[3]
ABFS Mortgage Loan Trust 2002-1 A5, 6.51%, 12/15/32	$9,891,000	$10,474,923
ABFS Mortgage Loan Trust 2002-2 AIO (IO), 10.00%, 06/15/33[6]	12,300,000	197,292
AMRESCO Residential Securities Mortgage Loan Trust 1998-2 B1F, 7.72%, 06/25/28	578,271	565,870
BankAmerica Manufactured Housing Contract Trust V 1998-2 B1, 7.93%, 12/10/25[6]	3,000,000	2,433,000
Centex Home Equity 2002-D AIO (IO), 4.44%, 11/25/05[6]	19,273,340	560,469
Conseco Finance 1999-F M2, 9.30%, 10/15/30	5,000,000	5,100,500
Conseco Finance 1999-H MV2, 3.16%, 11/15/29[7]	413,871	414,506
Conseco Finance 2000-B MF1, 8.14%, 02/15/31	3,916,623	4,174,852
Conseco Finance 2000-D A5, 8.41%, 12/15/25	520,000	542,377
Conseco Finance 2001-A,
IA5, 7.06%, 03/15/32	3,040,000	3,070,063
IIA3, 7.20%, 03/15/32	920,907	929,176
IM2, 8.02%, 03/15/32	3,307,173	3,348,933
Conseco Finance 2001-C,
A4, 6.19%, 03/15/30	2,358,530	2,478,858
A5, 6.79%, 08/15/33	7,848,000	8,562,699
Conseco Finance 2002-C AF4, 5.97%, 06/15/32	3,200,000	3,267,073
	Conseco Finance Securitizations Corp. 2000-4
A4, 7.73%, 04/01/31	8,560,315	8,632,905
A5, 7.97%, 05/01/32	6,500,000	5,457,661
Conseco Finance Securitizations Corp. 2000-5 A4, 7.47%, 02/01/32	15,831,640	16,284,468
Credit-Based Asset Servicing and Securitization LLC. 2004-CB4 A2, 4.10%, 05/25/35	3,325,000	3,333,728
Duke Funding I, Ltd. 1A B1, 8.27%, 11/10/35[4]	17,000,000	17,183,277
Embarcadero Aircraft Securitization Trust 2000-A A1, 2.24%, 08/15/25[4,7]	1,700,000	800,700
Empire Funding Home Loan Owner Trust 1997-4 A5, 8.16%, 01/25/24	4,449,267	4,447,104
Empire Funding Home Loan Owner Trust 1999-1 M2, 9.00%, 05/25/30	348,753	358,711
First Union Home Equity Loan Trust 1997-3 B, 7.39%, 03/25/29	496,546	337,999
FMAC Loan Receivables Trust 1998-A A3, 6.69%, 09/15/20[4]	9,537,607	6,673,340

	Issues	Principal Amount	Value

Bonds (continued) Asset-Backed Securities (continued)
	FMAC Loan Receivables Trust 1998-BA A2, 6.74%, 11/15/20[4]	$22,282,548	$16,503,012
	FMAC Loan Receivables Trust 1998-CA A2, 6.66%, 01/15/12[4]	5,292,352	4,386,208
	Green Tree Financial Corp. 1995-10 B1, 7.05%, 02/15/27[6]	806,780	619,708
	Green Tree Financial Corp. 1999-3 A7, 6.74%, 02/01/31	4,000,000	3,768,609
	Green Tree Home Equity Loan Trust 1998-C B2, 8.06%, 07/15/29	4,185,554	2,388,382
	Green Tree Home Improvement Loan Trust 1997-E HEB2, 7.77%, 01/15/29	2,000,000	1,682,000
	Green Tree Home Improvement Loan Trust 1998-B
	HEB2, 8.49%, 11/15/29	2,979,017	2,301,396
	HEM2, 7.33%, 11/15/29	4,471,798	4,483,145
	Green Tree Recreational, Equipment & Consumer Trust 1996-D CTFS, 7.24%, 12/15/22	2,409,997	2,415,560
	HPSC Equipment Receivables LLC. 2000-1A F, 12.91%, 12/22/08[4]	1,175,801	1,185,795
	IMPAC Secured Assets Corp. 2001-2 A4, 7.37%, 04/25/32	13,900	14,007
	Irwin Home Equity 1999-3 A2, 7.69%, 10/25/09	95,271	97,077
	Keystone Owner Trust 1998-P2 A5, 7.40%, 01/25/29[4]	5,289,058	5,341,068
	Metris Master Trust 2000-1 A, 2.11%, 08/20/08[4,7]	17,275,000	17,240,585
	Metris Master Trust 2000-3 A, 2.07%, 09/21/09[7]	15,135,000	15,101,096
	Newbury Funding CBO Ltd. (IO), 17.63%, 02/15/06[4,6]	6,000,000	540,000
	Newbury Funding CBO Ltd. 2000-1 A3, 4.46%, 02/15/30[4,7]	12,750,000	10,456,275
	North Street 2000-1A,
	C, 3.43%, 04/28/11[4,6,7]	5,500,000	2,475,550
	D1, 4.28%, 04/28/11[4,6,7]	9,000,000	2,621,700
	Novastar NIM Trust 2003-N1, 7.39%, 09/28/33[4]	349,203	349,190
	Oakwood Mortgage Investors, Inc. 2000-A M1, 8.30%, 04/15/30	7,500,000	1,575,000
	Oakwood Mortgage Investors, Inc. 2001-D
	A3, 5.90%, 09/15/22	576,052	455,396
	A4, 6.93%, 09/15/31	2,176,000	1,691,789
	Oakwood Mortgage Investors, Inc. 2002-B A2, 5.19%, 09/15/19	2,206,229	1,956,305
	Pamco CLO 1998-1A B2, 3.04%, 05/01/10[4,7]	5,250,000	4,124,400

See accompanying notes to financial statements.

Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2004 (Unaudited)

	Issues	Principal Amount	Value

Bonds (continued) Asset-Backed Securities	Pegasus Aviation Lease Securitization 2000-1 C1, 7.83%, 03/25/30[4,6],8	$3,913,845	$62,625
(continued)	Provident Bank Home Equity Loan Trust 1997-4 A3, 6.91%, 01/25/29	588,159	609,841
	Prudential Structured Finance CBO 1A B2, 13.13%, 11/15/35[4]	2,500,000	1,301,947
	Prudential Structured Finance CBO 2000-1, 20.00%, 10/15/35	2,903,461	1,475,774
	Residential Asset Mortgage Products, Inc. 2000-RS1 A1, 8.00%, 03/25/30	94,013	96,666
	Residential Asset Mortgage Products, Inc. 2000-RZ1 A3, 8.27%, 10/25/29	1,702,813	1,751,720
	Residential Asset Mortgage Products, Inc. 2002-RS5 AI5, 5.41%, 09/25/32	9,539,000	9,804,453
	Residential Asset Mortgage Products, Inc. 2002-RZ1 A5, 6.60%, 03/25/32	14,825,000	15,322,250
	Residential Asset Mortgage Products, Inc. 2003-RS4 AI2 2.30% 07/25/24	25,589	25,575
	Residential Funding Mortgage Securities I 1999-HI6 AI7, 8.10%, 09/25/29	3,526,751	3,619,524
	Residential Funding Mortgage Securities I 2000-HI1 A17, 8.29%, 02/25/25	2,044,143	2,127,211
	Signature 1 CBO, 7.33%%, 10/15/09[7]	2,000,000	1,922,000
	Signature 5 Ltd. 5A B2, 8.41%, 10/27/12[4]	3,000,000	2,924,064
	Structured Asset Receivables Trust 2003-1, 2.13%, 01/21/10[4,7]	13,675,896	13,681,367
	Structured Asset Receivables Trust 2003-2, 2.03%, 01/21/09[4,7]	6,361,647	6,345,227
	Terwin Mortgage Trust 2004-1HE A1, 2.35%, 02/25/34[4,7]	7,325,213	7,343,526
	Terwin Mortgage Trust 2004-7HE A1, 2.39%, 07/25/34[4,7]	7,602,456	7,607,200
	Triton CBO III, Ltd. 1A B, 8.53%, 04/17/11[4,6]	11,967,893	4,469,254
	Van Kampen CLO II Ltd. 2A A2, 3.06%, 07/15/08[4,6,7]	11,394,503	8,412,356

	Issues	Principal Amount	Value

Bonds (continued) Asset-Backed	Vanderbilt Acquisition Loan Trust 2002-1 A4,
Securities	6.57%, 05/07/27	$5,280,000	$5,599,466

(continued)
	Total Asset-Backed Securities (Cost $334,769,325)		307,905,783

CORPORATES—29.17%[2]
Automotive —4.89%	Ford Motor Co.,
	7.45%, 07/16/31	15,907,000	15,641,846
	7.70%, 05/15/97	150,000	143,374
	Ford Motor Credit Co., 7.25%, 10/25/11	14,379,000	15,581,660
	General Motors Acceptance Corp.,
	6.88%, 09/15/11	11,186,000	11,750,546
	8.00%, 11/01/31	7,000	7,265
	General Motors Corp.,
	8.38%, 07/15/33	14,958,000	15,926,800
	2.92%[5], 03/15/36	8,180,000	3,439,952

			62,491,443

Banking—0.58%	BT Institutional Capital Trust Bank, 7.75%, 12/01/26[4]	500,000	549,878
	Crestar Capital Trust I, 8.16%, 12/15/26	1,500,000	1,767,267
	First Chicago NBD Institutional Capital A, 7.95%, 12/01/26[4]	2,100,000	2,344,054
	J.P. Morgan Chase & Co. (MTN), 8.55%, 07/23/13[7]	2,500,000	2,268,125
	Wachovia Bank NA, 7.70%, 08/01/10	500,000	518,318

			7,447,642

Communications —2.36%	Qwest Capital Funding, Inc.,
	7.75%, 08/15/06	12,080,000	12,185,700
	6.38%, 07/15/08	17,590,000	16,314,725
	Qwest Corp., 6.88%, 09/15/33	2,000,000	1,695,000

			30,195,425

Electric—4.50%	Calpine CCFC I Term Loan, 7.50%, 08/26/09[4]	7,727,074	8,331,331
	Calpine Corp., 7.35%, 07/15/07[4,7]	9,285,210	8,147,772
	Calpine Generating Co., 7.76%, 04/01/10[4,7]	16,200,000	15,471,000
	CenterPoint Energy Term Loan, 12.75%, 11/11/05[4]	10,500,000	11,622,975
	East Coast Power LLC,
	7.07%, 03/31/12	1,304,424	1,338,754
	7.54%, 06/30/17	2,814,510	2,927,008
	El Paso Electric Co., 9.40%, 05/01/11	1,300,000	1,460,393
	GWF Energy LLC, 6.13%, 12/30/11[4]	6,485,656	6,556,998
	Indianapolis Power & Light Co., 8.00%, 10/15/06	964,000	1,038,180
	Potomac Electric Power Co., 5.88%, 10/15/08	125,000	133,902
	Southern California Edison Co., 8.00%, 02/05/07	500,000	553,745

			57,582,058

See accompanying notes to financial statements.

Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2004 (Unaudited)

	Issues	Principal Amount	Value

Bonds (continued) Corporates (continued) Finance—1.26%	Capital One Bank, 6.50%, 06/13/13	$3,069,000	$3,361,660
	CIT Group Inc. (MTN), 5.13%, 09/30/14	4,561,000	4,564,380
	FINOVA Group Inc., 7.50%, 11/15/09	16,270,470	8,196,249

			16,122,289

Health Care —0.53%	HCA, Inc., 5.25%, 11/06/08	6,600,000	6,764,050

Insurance—3.61%	Arch Capital Group Ltd., 7.35%, 05/01/34	6,000,000	6,232,644
	Corp-Backed Trust Certificates (IO), 1.25%, 10/15/29[6]	60,000,000	8,205,000
	Fairfax Financial Holdings Ltd., 7.75%, 04/26/12	3,615,000	3,289,650
	Farmers Exchange Capital,
	7.05%, 07/15/28[4]	3,926,000	4,001,089
	7.20%, 07/15/48[4]	1,392,000	1,413,424
	Farmers Insurance Exchange, 8.63%, 05/01/24[4]	11,970,000	14,173,928
	Odyssey Re Holdings Corp., 7.65%, 11/01/13	4,200,000	4,588,521
	TIG Holdings, Inc., 8.60%, 01/15/27[4]	5,440,000	4,297,600

			46,201,856

Real Estate Investment Trust (REIT)—0.87%	Developers Diversified Realty Corp. (MTN), 6.84%, 12/16/04	500,000	504,110
	Highwoods Realty LP, 7.50%, 04/15/18	7,267,000	7,687,425
	United Dominion Realty Trust, Inc. (MTN), 7.73%, 04/05/05	2,800,000	2,871,512

			11,063,047

Secured Assets —1.97%	Century Funding Ltd. 1A C, 10.00%, 02/15/11[4,6]	2,565,644	201,403
	Ingress I Ltd.,
	B-A, 7.38%, 03/30/40[4]	16,895,000	16,628,380
	C-A, 8.01%, 03/30/40[4]	12,178,556	6,762,752
	Magnus Funding Ltd. 1A,
	B, 3.06%, 06/15/11[4,6,7]	4,442,996	492,284
	C, 10.28%, 06/15/11[4,6]	7,150,931	1,059,232

			25,144,051

Transportation —8.60%	Air 2 US,
	A, 8.03%, 10/01/20[4]	25,613,953	21,408,782
	B, 8.63%, 10/01/20[4,6]	11,736,637	6,700,270
	American Airlines, Inc. 1994 A4, 9.78%, 11/26/11	6,173,626	5,075,431
	American Airlines, Inc. 1999-1 A2, 7.02%, 04/15/11	7,720,000	7,594,164
	American Airlines, Inc. 2001-1 A2, 6.82%, 11/23/12	9,173,000	8,141,489
	American Airlines, Inc. 2001-2 A2, 7.86%, 04/01/13	3,000,000	2,983,712
	Continental Airlines, Inc. 1997-1 A, 7.46%, 10/01/16	1,508,518	1,399,208
	Continental Airlines, Inc. 1997-4 A, 6.90%, 07/02/19	1,895,853	1,826,586
	Continental Airlines, Inc. 1998-2 A, 6.41%, 10/15/08	1,347,193	1,234,380

	Issues	Principal Amount	Value

Bonds (continued) Corporates (continued) Transportation (continued)
	Continental Airlines, Inc. 1999-2 A1, 7.26%, 09/15/21	$11,031,274	$10,894,885
	Continental Airlines, Inc. 2000-1,
	A1, 8.05%, 05/01/22	3,222,524	3,144,748
	A2, 7.92%, 11/01/11	2,000,000	1,966,090
	Continental Airlines, Inc. 2000-2 A2, 7.49%, 04/02/12	2,000,000	1,950,804
	Continental Airlines, Inc. 2001-1 A1, 6.70%, 12/15/22	1,735,503	1,618,442
	Delta Air Lines, Inc. 2000-1,
	A1, 7.38%, 11/18/11	6,025,674	5,570,326
	A2, 7.57%, 05/18/12	4,575,000	4,111,539
	Delta Air Lines, Inc. 2001-1 A2, 7.11%, 03/18/13	1,530,000	1,375,025
	Northwest Airlines Corp. 1999-2 A, 7.58%, 09/01/20	8,539	8,508
	United Air Lines, Inc., 2.02%, 12/02/14[4,7]	3,719,352	3,031,272
	United Air Lines, Inc. 1997-1 1A, 2.02%, 12/02/14[7]	14,335,001	11,761,510
	United Air Lines, Inc. 2000-2 A1, 7.03%, 04/01/12	7,840	6,605
	United Air Lines, Inc. 2001-1 A1, 6.07%, 09/01/14	9,759,880	8,110,922

			109,914,698

	Total Corporates (Cost $382,246,087)		372,926,559

MORTGAGE-BACKED—16.80%[3]
Commercial Mortgage-Backed —3.61%	Beckman Coulter, Inc. 2000-A A, 7.50%, 12/15/18[4]	22,250,000	22,270,871
	GMAC Commercial Mortgage Securities Inc. 1998-C2 X (IO), 0.77%, 05/15/35[6,7]	252,821,755	6,356,975
	LB-UBS Commercial Mortgage Trust 2000-C4 A2, 7.37%, 08/15/26	15,155,000	17,537,586

			46,165,432

Non-Agency Mortgage-Backed —2.40%	Banco De Credito y Securitizacion 2001-1 AF, 8.00%, 05/31/10[4,6]	4,695,825	1,653,400
	Bear Stearns Structured Products, Inc. 1999-1,
	C, 6.44%, 11/30/13[4]	190,269	193,832
	D, 6.44%, 11/30/13[4]	111,346	104,387
	E, 6.44%, 11/30/13[4]	55,207	51,756
	BHN Mortgage Fund 1997-2
	A1, 3.12%, 05/31/17[4,6,7],[8]	3,576,332	1,125,114
	A2, 7.54%, 05/31/17[4,6],8	6,586,077	2,071,980
	BHN Mortgage Fund 2000-1 AF, 8.00%, 03/31/11[4,6]	2,856,732	1,005,855
	Blackrock Capital Finance LP 1997-R2 AP, 8.67%, 12/25/35[4,7]	12,799	12,799
	Citigroup Mortgage Loan Trust, Inc. 2004-RR2 A2, 4.78%, 05/25/34[4]	19,094,440	18,641,902

See accompanying notes to financial statements.

Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2004 (Unaudited)

	Issues	Principal Amount	Value

Bonds (continued) Mortgage-Backed (continued) Non-Agency Mortgage-Backed (continued)	Countrywide Alternative Loan Trust 1999-2 B2, 7.50%, 01/25/29	$3,543,702	$3,744,361
	Countrywide Home Loans 2003-18 A5, 11.29%, 07/25/33[6,7]	947,339	950,931
	DLJ Mortgage Acceptance Corp. 1994-Q8 IIS (IO), 1.92%, 05/25/24[6,7]	258,309	635
	DLJ Mortgage Acceptance Corp. 1994-QE1 S (IO), 3.76%, 04/25/24[4,6,7]	867,817	972
	DLJ Mortgage Acceptance Corp. 1994-QE2 S (IO), 3.77%, 06/25/24[4,6]	228,655	256
	DLJ Mortgage Acceptance Corp. 1995-Q7 SA (IO), 2.92%, 11/25/25[6,7]	1,783,348	1,997
	DLJ Mortgage Acceptance Corp. 1996-Q5 SA (IO), 6.28%, 06/25/26[6,7]	1,201,814	3,017
	DLJ Mortgage Acceptance Corp. 1996-QA S (IO), 3.05%, 01/25/26[4,6,7]	1,727,366	4,094
	IMPAC Secured Assets Corp. 1999-2 A9 (IO), 9.00%, 01/25/30[6]	508,191	7,855
	Ocwen Residential MBS Corp. 1998-R2 AP, 6.57%, 11/25/34[4]	156,234	160,140
	Residential Accredit Loans, Inc. 1998-QS16 B1, 6.50%, 11/25/13	224,196	225,109
	Residential Funding Mortgage Securities I 1993-S42 A10, 8.30%, 10/25/08[7]	10,749	10,801
	Ryland Mortgage Securities Corp. 1994-5 M3, 3.69%, 10/25/23[7]	613,266	545,550
	Structured Asset Securities Corp. 1997-2 2A4, 7.25%, 03/28/30	184,760	185,785
	Structured Asset Securities Corp. 2001-15A 4A1, 6.00%, 10/25/31	8,764	9,270
	Structured Mortgage Asset Residential Trust 1991-7 I (IO), 16.21%, 12/25/22[6]	16,180	3,427

			30,715,225

U.S. Agency Mortgage-Backed—10.79%	Collateralized Mortgage Obligation Trust 57 D, 9.90%, 02/01/19	16,877	17,087
	Fannie Mae 1989-27 Y, 6.90%, 06/25/19	4,625	4,844
	Fannie Mae 1989-69 G, 7.60%, 10/25/19	2,813	3,036
	Fannie Mae 1992-123 Z, 7.50%, 07/25/22	17,417	18,771
	Fannie Mae 1992-83 Z, 7.00%, 06/25/22	144,893	151,413
	Fannie Mae 1993-29 PK, 7.00%, 03/25/23	202,000	218,681

	Issues	Principal Amount	Value

Bonds (continued) Mortgage-Backed (continued) U.S. Agency Mortgage-Backed (continued)	Fannie Mae 1993-132 D (PO), 6.42%[5], 10/25/22	$974,659	$873,370
	Fannie Mae 1993-199 SD (IO), 0.88%, 10/25/23	2,904,067	69,430
	Fannie Mae 1994-55 H, 7.00%, 03/25/24	130,000	140,408
	Fannie Mae 1997-34 SA, 10.06%, 10/25/23	81,733	110,967
	Fannie Mae 1997-44 SB (IO), 5.18%, 06/25/08[7]	654,846	37,743
	Fannie Mae 2002-65 TP, 7.00%, 03/25/31	29,488	30,101
	Fannie Mae 2003-52 SV, 13.58%, 05/25/31[7]	7,188,235	7,684,061
	Fannie Mae 2003-53 IA (IO), 5.50%, 10/25/28	17,658,825	2,397,150
	Fannie Mae 2003-91 IQ (IO), 5.50%, 06/25/26	20,925,605	2,395,760
	Fannie Mae 342 2 (IO), 6.00%, 09/01/33	4,480,632	918,612
	Fannie Mae G92-36 Z, 7.00%, 07/25/22	3,175	3,387
	Fannie Mae Pool 233672, 4.08%, 09/01/23[7]	37,559	38,934
	Fannie Mae Pool 254232, 6.50%, 03/01/22	35,923	37,843
	Fannie Mae Pool 308798, 3.53%, 04/01/25[7]	21,986	22,730
	Fannie Mae Pool 312155, 3.30%, 03/01/25[7]	41,595	42,686
	Fannie Mae Pool 633698, 7.50%, 02/01/31	34,159	36,633
	Fannie Mae Pool 655928, 7.00%, 08/01/32	52,304	55,502
	Fannie Mae Pool 725232, 5.00%, 03/01/34	15,051,016	14,935,843
	Fannie Mae TBA,
	5.00%, 10/15/19	36,900,000	37,488,112
	5.00%, 10/15/34	33,060,000	32,719,085
	6.50%, 10/15/34	6,839,000	7,174,535
	Freddie Mac 1004 H, 7.95%, 10/15/20	4,061	4,061
	Freddie Mac 1073 G, 7.00%, 05/15/21	10,887	10,929
	Freddie Mac 1164 O (IO), 9.74%, 11/15/06[7]	59,115	1,276
	Freddie Mac 1311 K, 7.00%, 07/15/22	25,493	25,897
	Freddie Mac 1515 SA, 8.61%, 05/15/08	53,103	56,853
	Freddie Mac 1611 I, 6.00%, 02/15/23	16,499	16,619
	Freddie Mac 165 K, 6.50%, 09/15/21	2,459	2,460
	Freddie Mac 1980 Z, 7.00%, 07/15/27	1,461,866	1,542,931
	Freddie Mac 2098 TZ, 6.00%, 01/15/28	724,000	750,826
	Freddie Mac 2312 JA, 6.50%, 02/15/30	176,278	177,848
	Freddie Mac 2316 PB, 6.50%, 09/15/30	2,354,075	2,387,419
	Freddie Mac 2448 D, 5.50%, 05/15/12	2,779	2,778

See accompanying notes to financial statements.

Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2004 (Unaudited)

	Issues	Principal Amount	Value

Bonds (continued) Mortgage-Backed (continued) U.S. Agency Mortgage-Backed (continued)	Freddie Mac 2539 IG (IO), 5.50%, 03/15/21	$7,335,265	$169,499
	Freddie Mac 2543 IE (IO), 5.50%, 08/15/21	6,334,042	216,634
	Freddie Mac 2603 LI (IO), 5.50%, 09/15/28	22,184,762	3,134,243
	Freddie Mac 2625 IO (IO), 5.00%, 12/15/31	23,778,482	3,332,961
	Freddie Mac 2627 NI (IO), 5.00%, 04/15/29	16,965,737	2,114,871
	Freddie Mac Gold C46104, 6.50%, 09/01/29	306,524	322,463
	Freddie Mac Gold C90573, 6.50%, 08/01/22	1,525,985	1,607,932
	Freddie Mac Gold G01601, 4.00%, 09/01/33	46,434	42,591
	Freddie Mac Gold G01673, 5.50%, 04/01/34	5,255,436	5,335,626
	Freddie Mac Gold P50019, 7.00%, 07/01/24	2,955,989	3,112,269
	Government National Mortgage Association 2000-22 SG (IO), 9.02%, 05/16/30[7]	7,876,337	1,340,709
	Government National Mortgage Association 2001-2 PB, 7.00%, 07/20/30	1,311,171	1,338,886
	Government National Mortgage Association 2002-69 SB (IO), 4.84%, 06/20/28[7]	17,342,781	759,773
	Government National Mortgage Association 2003-1 SG (IO), 5.84%, 03/20/29[7]	7,393,446	141,100
	Government National Mortgage Association 2003-28 LI (IO), 5.50%, 02/20/32	19,134,898	2,283,958

			137,860,136

	Total Mortgage-Backed (Cost $216,781,958)		214,740,793

U.S. AGENCY SECURITIES—2.21%
Foreign Sovereign —1.18%	Indonesia Aid, 9.30%, 07/01/20	11,720,000	15,190,655

U.S. Agency Securities—1.03%	Freddie Mac, 3.75%, 08/03/07	13,023,000	13,114,916

	Total U.S. Agency Securities (Cost $28,755,894)		28,305,571

U.S. TREASURY SECURITIES—11.09%
U.S. Inflation Index Notes—2.60%	U.S. Treasury Notes, 3.00%, 07/15/12	28,455,000	33,201,868

U.S. Treasury Bonds—8.49%	U.S. Principal Strip,
	5.86%[5], 08/15/28	3,439,000	1,000,381
	5.41%[5], 11/15/28	9,862,000	2,845,276
	U.S. Treasury Bonds,
	4.25%, 08/15/13	5,160,000	5,238,814
	8.75%, 05/15/17	18,505,000	26,114,460
	5.38%, 02/15/31	68,394,000	73,288,480

			108,487,411

	Issues	Principal Amount	Value

Bonds (continued) U.S. Treasury Securities (continued) U.S. Treasury Bonds (continued)	Total U.S. Treasury Securities (Cost $139,597,256)		$141,689,279

	Total Bonds (Cost $1,102,150,520)		1,065,567,985

		Shares

COMMON STOCK 2.56%
Communications —2.56%	MCI Inc.	1,952,502	32,704,408

	Total common Stock (Cost $82,127,585)		32,704,408

		Principal Amount

SHORT TERM INVESTMENTS 19.37%
Commercial Paper—4.62%	CIT Group Inc.,
	1.75%[5], 11/29/04	$17,000,000	16,949,265
	2.02%[5], 03/02/05	13,705,000	13,586,201
	DaimlerChrysler NA Holding Corp.,
	1.89%[5], 12/20/04	10,000,000	9,952,711
	1.95%[5], 01/13/05	12,735,000	12,654,319
	General Electric Capital Corp., 1.68%, 11/17/04	6,000,000	5,986,307

			59,128,803

Money Market RIC—1.58%	J.P. Morgan Prime Money Market Fund	20,181,000	20,181,000

U.S. Agency Discount Notes —13.17%	Fannie Mae,
	1.68%[5], 10/15/04	15,000,000	14,990,200
	1.67%[5], 12/20/04	15,000,000	14,940,165
	1.69%[5], 12/20/04	20,000,000	19,920,220
	1.88%[5], 12/22/04	11,000,000	10,955,021
	Freddie Mac,
	1.31%[5], 10/15/04	11,500,000	11,493,270
	1.57%[5], 11/30/04	20,031,000	19,971,408
	1.63%[5], 12/06/04	11,435,000	11,397,367
	1.67%[5], 12/06/04	5,000,000	4,983,545
	1.67%[5], 12/20/04	12,800,000	12,753,478
	1.68%[5], 12/20/04	5,000,000	4,980,055
	1.69%[5], 12/20/04	9,100,000	9,063,700
	1.78%[5], 12/27/04	10,000,000	9,956,620
	1.80%[5], 12/27/04	8,000,000	7,965,296
	1.82%[5], 12/27/04	15,000,000	14,934,930

			168,305,275

	Total Short Term Investments (Cost $247,659,338)		247,615,078

	Total Investments—105.29% (Cost $1,431,937,443)		1,345,887,471

	Liabilities Less Cash and Other Assets—(5.29)%		(67,627,378)

	Net Assets—100.00%		$1,278,260,093

See accompanying notes to financial statements.

Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2004 (Unaudited)

Notes:

[1]	Cost for Federal income tax purposes is $1,431,937,443 and net unrealized depreciation consists of:

Unrealized (Depreciation)
Gross unrealized appreciation	$66,287,977
Gross unrealized depreciation	(152,337,949)

Net unrealized depreciation	$(86,049,972)

[2]	Securities with a call or reset feature will have an effective maturity date less than the stated maturity.
[3]	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date less than the stated maturity date.
[4]	Securities that are restricted private placements or exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities at September 30, 2004 was $322,520,449 representing 25.23% of total net assets.
[5]	Represents annualized yield at date of purchase.
[6]	Securities determined to be illiquid under procedures approved by the Fund’s Board of Trustees. Information related to these securities is as follows:

Date of Purchase	Security	Amortized Cost	Value	% of TNA
06/07/02	ABFS Mortgage Loan Trust 2002-2 AIO (IO), 10.00%, 06/15/33	$178,120	$197,292	0.02%
04/18/02	Air 2 US B, 8.63%, 10/01/20	10,030,379	6,700,270	0.52%
01/23/01	Banco De Credito y Securitizacion SA 2001-1 AF, 8.00%, 05/31/10	4,623,759	1,653,400	0.13%
09/18/02	BankAmerica Manufactured Housing Contract Trust V 1998-2 B1, 7.93%, 12/10/25	1,016,259	2,433,000	0.19%
08/20/00	BHN Mortgage Fund 1997-2 A1, 3.12%, 05/31/17	3,451,474	1,125,114	0.09%
09/18/00	BHN Mortgage Fund 1997-2 A2, 7.54%, 05/31/17	6,277,051	2,071,980	0.16%
04/05/00	BHN Mortgage Fund 2000-1 AF, 8.00%, 03/31/11	2,803,765	1,005,855	0.08%
02/01/03	Centex Home Equity 2002-D AIO (IO), 4.44%, 11/25/05	621,706	560,469	0.04%
10/06/00	Century Funding, Ltd., 1A C, 10.00%, 02/15/11	2,248,928	201,403	0.02%
06/15/01	Corp-Backed Trust Certificates (IO), 1.25%, 10/15/29	7,310,400	8,205,000	0.64%
06/26/03	Countrywide Home Loans 2003-18 A5, 11.29%, 07/25/33	963,793	950,931	0.07%
06/19/97	DLJ Mortgage Acceptance Corp. 1994-Q8 IIS (IO), 1.92%, 05/25/24	33,555	635	0.00%
01/06/99	DLJ Mortgage Acceptance Corp. 1994-QE1 S (IO), 3.76%, 04/25/04	0	972	0.00%
01/06/99	DLJ Mortgage Acceptance Corp. 1994-QE2 S (IO), 3.77%, 06/25/24	35,131	256	0.00%
10/20/98	DLJ Mortgage Acceptance Corp. 1995-Q7 SA (IO), 2.92%, 11/25/25	0	1,997	0.00%

Date of Purchase	Security	Amortized Cost	Value	% of TNA
11/02/98	DLJ Mortgage Acceptance Corp. 1996-Q5 SA (IO), 6.28%, 06/25/26	$0	$3,017	0.00%
10/20/98	DLJ Mortgage Acceptance Corp. 1996-QA S (IO), 3.05%, 01/25/26	0	4,094	0.00%
02/07/01	GMAC Commercial Mortgage Securities, Inc. 1998-C2 X (IO), 0.77%, 05/15/35	5,698,640	6,356,975	0.50%
01/22/04	Green Tree Financial Corp. 1995-10 B1, 7.05%, 02/15/27	712,022	619,708	0.05%
04/19/99	Green Tree Home Equity Loan Trust 1998-C B2, 8.06%, 07/15/29	3,912,999	2,388,382	0.19%
01/07/00	IMPAC Secured Assets Corp. 1999-2 A9 (IO), 9.00%, 01/25/30	446,297	7,855	0.00%
04/11/00	Magnus Funding, Ltd., 1A B, 3.06%, 06/15/11	4,146,365	492,284	0.04%
11/29/00	Magnus Funding, Ltd., 1A C, 10.28%, 06/15/11	6,393,770	1,059,232	0.08%
02/09/00	Newbury Funding CBO Ltd. (IO), 17.63%, 02/15/06	1,138,439	540,000	0.04%
05/30/00	North Street 2000-1A C, 3.43%, 04/28/11	4,070,843	2,475,550	0.19%
12/30/03	North Street 2000-1A D1, 4.28%, 04/28/11	3,749,738	2,621,700	0.21%
09/20/00	Pegasus Aviation Lease Securitization 2000-1 C1, 7.83%, 03/25/30	3,358,640	62,625	0.00%
06/25/97	Structured Mortgage Asset Residential Trust 1991-7 I (IO), 16.21%, 12/25/22	51,307	3,427	0.00%
07/12/00	Triton CBO III, Ltd., 1A B, 8.53%, 04/17/11	11,551,589	4,469,254	0.35%
05/01/00	Van Kampen CLO II Ltd. 2A A2, 3.06%, 07/15/08	10,362,792	8,412,356	0.66%

		$95,187,761	$54,625,033	4.27%

[7]	Floating rate security. The rate disclosed is that in effect at September 30, 2004.
[8]	Non-income producing security.

(IO) : Interest only

(MTN): Medium term note

(PO): Principal only

See accompanying notes to financial statements.

High Yield Bond Fund

Schedule of Portfolio Investments

September 30, 2004 (Unaudited)

	Issues	Principal Amount	Value

BONDS 96.55%
ASSET-BACKED SECURITIES—2.24%[3]
	HPSC Equipment Receivables LLC 2000-1A F, 12.91%, 12/22/08[4]	$58,213	$58,708
	HPSC Equipment Receivables LLC 2003-1A F, 13.95%, 07/20/11[4,6]	668,257	682,290
	Pamco CLO 1998-1A B2, 3.04%, 05/01/10[4]	525,000	412,440

	Total Asset-Backed Securities (Cost $1,136,733)		1,153,438

CORPORATES—91.57%[2]
Automotive —1.84%	Delco Remy International, Inc., 5.60%, 04/15/09[6]	140,000	141,400
	Navistar International Corp., 7.50%, 06/15/11	750,000	804,375

			945,775

Basic Industry —13.40%	BCP Caylux 2nd Lien Bank Loan, 6.69%, 12/15/11[4]	1,000,000	1,019,450
	Borden US Finance Corp./Nova Scotia Finance ULC, 6.43%, 07/15/10[4,6]	627,000	637,972
	Equistar Chemicals LP/Equistar Funding Corp., 10.63%, 05/01/11	750,000	858,750
	Foundation Coal Corp Bank Loan Tranche B, 3.68%, 06/23/11[4]	500,000	504,725
	Freeport–McMoran Copper & Gold, 10.13%, 02/01/10	500,000	568,125
	Huntsman Advanced Materials LLC, 11.00%, 07/15/10[4]	500,000	582,500
	Huntsman LLC, 8.80%, 07/15/11[4,6]	500,000	530,000
	Ispat Inland ULC,
	8.76%, 04/01/10[6]	500,000	535,000
	9.75%, 04/01/14	275,000	304,563
	Nalco Co., 8.88%, 11/15/13	650,000	702,000
	Oregon Steel Mills, Inc., 10.00%, 07/15/09	350,000	384,125
	Polypore, Inc., 8.75%, 05/15/12[4]	250,000	260,625

			6,887,835

Capital Goods —9.91%	Aearo Co. I, 8.25%, 04/15/12	315,000	322,875
	Ainsworth Lumber Co. Ltd., 5.67%, 10/01/10[4,6]	450,000	456,750
	Allied Waste North America Inc., 6.38%, 04/15/11	590,000	576,725
	Anchor Glass Container Corp., 11.00%, 02/15/13	1,000,000	1,145,000
	BE Aerospace, Inc., 9.50%, 11/01/08	725,000	754,000
	Crown Cork & Seal Finance PLC, 7.00%, 12/15/06	500,000	517,500
	Mueller Group Inc., 6.44%, 11/01/11[4]	560,000	579,600
	United Components Inc., 9.38%, 06/15/13	250,000	270,625
	United Rentals North America Inc., 7.75%, 11/15/13	500,000	471,250

			5,094,325

	Issues	Principal Amount	Value

Bonds (continued) Corporates (continued) Communications —16.92%	Cablevision Systems New York Group, 6.67%, 04/01/09[4,6]	$1,250,000	$1,306,250
	CCO Holdings LLC/CCO Holdings Capital Corp., 8.75%, 11/15/13	500,000	493,125
	Centennial Communications Corp., 8.13%, 02/01/14[4]	1,250,000	1,198,437
	Charter Communications Holdings II, 10.25%, 09/15/10	500,000	513,125
	Citizens Communications Co., 7.63%, 08/15/08	250,000	263,750
	FairPoint Communications, Inc., 11.88%, 03/01/10	1,000,000	1,145,000
	MCI Inc., 5.91%, 05/01/07	500,000	496,875
	PanAmSat Corp., 9.00%, 08/15/14[4]	250,000	261,250
	Qwest Capital Funding, Inc., 7.75%, 08/15/06	500,000	504,375
	Qwest Communications International Inc., 5.21%, 02/15/09[4,6]	300,000	287,250
	Qwest Corp., 7.86%, 09/01/11[4]	125,000	130,313
	RH Donnelly Financial Corp. I, 10.88%, 12/15/12[4]	250,000	304,375
	Rural Cellular Corp.,
	6.38%, 03/15/10[4,6]	675,000	681,750
	8.25%, 03/15/12[4]	500,000	516,250
	XM Satellite Radio Inc., 7.19%, 05/01/09	580,000	591,600

			8,693,725

Electric—14.11%	Calpine CCFC I Term Loan, 7.50%, 08/26/09[4]	663,300	715,170
	Calpine Corp., 7.35%, 07/15/07[4,6]	1,237,500	1,085,906
	Dynegy 1st Lien Term Loan, 5.31%, 05/27/10[4]	997,500	1,018,148
	Dynegy Holdings Inc., 8.02%, 07/15/08[4,6]	500,000	537,500
	KGen Partners LLC 2nd Lien Term Loan, 13.24%, 05/25/11[4]	1,011,895	1,037,294
	Midwest Generation LLC, 8.75%, 05/01/34	559,000	612,105
	NRG Energy, Inc., 8.00%, 12/15/13[4]	700,000	753,375
	TECO Energy, Inc., 10.50%, 12/01/07	400,000	466,000
	UtiliCorp Canada Finance, 7.75%, 06/15/11	1,000,000	1,025,000

			7,250,498

Energy—3.69%	Belden & Blake Corp., 8.75%, 07/15/12[4]	250,000	267,500
	Chesapeake Energy Corp., 7.00%, 08/15/14[4]	250,000	265,625
	Hilcorp Energy I LP/Hilcorp Finance Co., 10.50%, 09/01/10[4]	1,000,000	1,112,500
	Parker Drilling Co., 6.54%, 09/01/10[4,6]	250,000	251,875

			1,897,500

Entertainment —1.62%	Intrawest Corp., 7.50%, 10/15/13[4]	300,000	312,375
	LCE Acquisition Corp., 9.00%, 08/01/14[4]	500,000	518,750

			831,125

See accompanying notes to financial statements.

High Yield Bond Fund

Schedule of Portfolio Investments

September 30, 2004 (Unaudited)

	Issues	Principal Amount	Value

Bonds (continued) Corporates (continued) Finance—2.84%	FINOVA Group Inc., 7.50%, 11/15/09	$819,720	$412,934
	Metris Companies, Inc. Bank Loan, 10.60%, 05/06/07[4]	1,000,000	1,046,950

			1,459,884

Gaming—1.51%	MGM Mirage Inc., 6.75%, 09/01/12[4]	250,000	260,000
	Station Casinos, Inc., 6.88%, 03/01/16	500,000	516,250

			776,250

Health Care —3.54%	Fisher Scientific International Inc., 6.75%, 08/15/14[4]	250,000	263,750
	Tenet Healthcare Corp., 9.88%, 07/01/14[4]	877,000	920,850
	VWR International, Inc.,
	6.88%, 04/15/12[4]	300,000	315,000
	8.00%, 04/15/14[4]	300,000	318,750

			1,818,350

Insurance—2.01%	Crum & Forster Holdings Corp., 10.38%, 06/15/13	750,000	804,375
	Fairfax Financial Holdings Ltd., 7.75%, 04/26/12	250,000	227,500

			1,031,875

Natural Gas —4.93%	El Paso CGP Co., 7.63%, 09/01/08	700,000	708,750
	Southern Star Central Corp., 8.50%, 08/01/10	1,000,000	1,095,000
	Williams Co. Inc. Credit Linked Certificate Trust, 4.94%, 05/01/09[4,6]	700,000	729,750

			2,533,500

Restaurant —3.58%	Denny’s Corp., 11.25%, 01/15/08	800,000	834,000
	Denny’s 2nd Lien Term Loan, 6.91%, 08/17/10	1,000,000	1,006,325

			1,840,325

Retail—0.49%	Buhrmann US, Inc., 8.25%, 07/01/14[4]	250,000	251,250

Services—1.08%	Interline Brands Inc., 11.50%, 05/15/11	500,000	557,500

Technology —2.78%	Lucent Technologies Inc., 6.45%, 03/15/29	900,000	733,500
	Xerox Capital Trust I, 8.00%, 02/01/27	700,000	693,000

			1,426,500

Textile—1.74%	Guilford Mills 1st Lien Term Loan, 5.28%, 05/26/10[4]	904,348	893,677

Transportation —5.58%	Air 2 US A, 8.03%, 10/01/20[4]	761,527	636,503
	Continental Airlines, Inc., 8.00%, 12/15/05	625,000	575,000
	Delta Air Lines, Inc. 2000-1 A2, 7.57%, 05/18/12	250,000	224,674
	Delta Air Lines, Inc. 2001-1 A2, 7.11%, 03/18/13	750,000	674,032

	Issues	Principal Amount	Value

Bonds (continued) Corporates (continued) Transportation (continued)	Horizon Lines, LLC, 9.00%, 11/01/12[4]	$250,000	$265,000
	Northwest Airlines Inc., 7.63%, 03/15/05	500,000	495,000

			2,870,209

	Total Corporates (Cost $45,317,239)		47,060,103

MORTGAGE-BACKED—2.74%[3]
Non-Agency Mortgage Backed —0.95%	BHN Mortgage Fund 2000-1 AF, 8.00%, 03/31/11[4,5]	1,388,982	489,061

U.S. Agency Mortgage Backed —1.79%	Fannie Mae 342 2 (IO), 6.00%, 09/01/33	847,687	173,791
	Fannie Mae 1993-225 SG, 19.72%, 12/25/13[6]	169,154	197,383
	Freddie Mac 2603 LI (IO), 5.50%, 09/15/28	2,235,466	315,825
	Freddie Mac 2696 NI (IO), 5.50%, 03/15/23	2,402,014	191,565
	Government National Mortgage Association 2003-28 LI (IO), 5.50%, 02/20/32	338,195	40,367

			918,931

	Total Mortgage-Backed (Cost $1,253,005)		1,407,992

	Total Bonds (Cost $47,706,977)		49,621,533

		Shares

COMMON STOCK 2.12%
Communications —2.12%	MCI Inc.	65,081	1,090,106

	Total Common Stock (Cost $1,230,242)		1,090,106

		Principal Amount

SHORT TERM INVESTMENTS 2.37%
Money Market RIC —2.37%	J.P. Morgan Prime Money Market Fund	$1,215,000	1,215,000

	Total Short Term Investments (Cost $1,215,000)		1,215,000

	Total Investments—101.04% (Cost $50,152,219)[1]		51,926,639

	Liabilities Less Cash and Other Assets—(1.04)%		(534,570)

	Net Assets—100.00%		$51,392,069

See accompanying notes to financial statements.

High Yield Bond Fund

Schedule of Portfolio Investments

September 30, 2004 (Unaudited)

SWAPS: CREDIT DEFAULT (WRITTEN)

Notional Amount (000’s)		Unrealized Appreciation
1,000	Receive a fixed rate equal to 2.00% and the Fund will pay to the counterparty at par in the event of default of the Saks Inc., 8.25% due 11/15/08. Counterparty: Morgan Stanley Dean Witter & Co. Expire 06/20/09	$(5,761)
1,000	Receive a fixed rate equal to 3.35% and the Fund will pay to the counterparty at par in the event of default of the American Tower Corp., 7.50% due 05/01/12. Counterparty: Credit Suisse First Boston Inc. Expire 09/20/09	16,726
1,000	Receive a fixed rate equal to 1.40% and the Fund will pay to the counterparty at par in the event of default of the Maytag Corp., 5.00% due 05/15/15. Counterparty: Deutsche Bank AG Expire 09/20/09	7,232

	Net unrealized appreciation	$18,197

SWAPS: CREDIT DEFAULT (PURCHASED)

Notional Amount (000’s)		Unrealized (Depreciation)
1,000	Pay a fixed rate equal to 1.10% and the Fund will receive from the counterparty at par in the event of default of the Sears, Roebuck Acceptance Co. Ltd., 7.00% due 02/01/11. Counterparty: J.P. Morgan Chase & Co. Expire 06/20/09	$(9,826)
1,000	Pay a fixed rate equal to 0.53% and the Fund will receive from the counterparty at par in the event of default of the Viacom Inc., 5.63% due 08/15/12. Counterparty: Merrill Lynch & Co. Expire 09/20/09	700
1,000	Pay a fixed rate equal to 1.70% and the Fund will receive from the counterparty at par in the event of default of the Maytag Corp., 5.00% due 05/15/15. Counterparty: Deutsche Bank AG Expire 12/20/14	(17,110)

	Net unrealized depreciation	$(26,236)

Notes:

[1]	Cost for Federal income tax purposes is $50,152,219 and net unrealized appreciation consists of:

Unrealized Appreciation
Gross unrealized appreciation	$2,270,377
Gross unrealized depreciation	(495,957)

Net unrealized appreciation	$1,774,420

[2]	Securities with a call or reset feature will have an effective maturity date less than the stated maturity.
[3]	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective date less than the stated maturity date.
[4]	Securities that are restricted private placements or exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities at September 30, 2004 was $25,683,819 representing 49.98% of total net assets.
[5]	Securities determined to be illiquid under procedures approved by the Fund’s Board of Trustees. Information related to these securities is as follows:

Date of Purchase	Security	Amortized Cost	Value	% of TNA
08/11/03	BHN Mortgage Fund 2000-1 AF, 8.00%, 03/31/11	$377,481	$489,061	0.95%

		$377,481	$489,061	0.95%

[6]	Floating rate security. The rate disclosed is that in effect at September 30, 2004.

(IO): Interest only

See accompanying notes to financial statements.

Strategic Income Fund

Schedule of Portfolio Investments

September 30, 2004 (Unaudited)

Issues	Principal Amount	Value

BONDS 75.10%
Asset-Backed Securities—35.01%[3]
ABFS Mortgage Loan Trust 2002-1 A5, 6.51%, 12/15/32	$610,000	$646,012
ABFS Mortgage Loan Trust 2002-2
A5, 6.41%, 07/15/33	145,000	149,227
A7, 5.22%, 07/15/33	245,549	243,443
Amortizing Residential Collateral Trust 2002-BC9 AIO (IO), 6.00%, 11/25/04[6]	777,818	7,292
Bear Stearns Asset Backed Securities, Inc. 2003-2 AIO (IO), 5.00%, 12/25/05[6]	500,000	28,125
Chase Funding Net Interest Margin 2003-5A, 5.75%, 11/27/34[4]	22,506	22,509
CIT Group Home Equity Loan Trust 2002-1 MV2, 3.09%, 08/25/30[7]	1,500,000	1,508,880
Conseco Finance 2000-B BF1, 9.44%, 02/15/31	1,809,480	1,805,906
Conseco Finance 2001-A IIB1, 10.30%, 03/15/32	530,000	571,083
Conseco Finance 2002-C
AF3, 4.58%, 06/15/32	51,726	51,831
BF2, 8.00%, 06/15/32[4]	321,759	302,035
Conseco Finance Securitizations Corp. 2000-1 A4, 7.62%, 05/01/31	798,069	819,957
Conseco Finance Securitizations Corp. 2000-4 A4, 7.73%, 04/01/31	91,505	92,281
Conseco Finance Securitizations Corp. 2000-6 A4, 6.77%, 09/01/32	727,386	745,277
Conseco Finance Securitizations Corp. 2001-1 AIO (IO), 2.50%, 07/01/32[6]	1,104,000	49,750
Conseco Finance Securitizations Corp. 2001-3
A2, 5.16%, 05/01/33	723,245	729,099
A3, 5.79%, 05/01/33	654,000	672,783
Conseco Finance Securitizations Corp. 2001-4
A2, 5.15%, 09/01/33	920,703	929,667
AIO (IO), 2.50%, 09/01/33[6]	1,200,000	56,700
Conseco Finance Securitizations Corp. 2002-1 A, 6.68%, 12/01/33	493,488	519,738
Conseco Finance Securitizations Corp. 2002-2 AIO (IO), 8.50%, 03/01/33[6]	320,153	89,643
CS First Boston Mortgage Securities Corp. 2001-HE25 M2, 3.54%, 03/25/32[7]	1,595,000	1,616,975
Deutshe Financial Capital Securitization 1997-I A3, 6.75%, 09/15/27	249,806	259,336
Empire Funding Home Loan Owner Trust 1997-5 M1, 7.91%, 04/25/24	43,576	43,515

	Issues	Principal Amount	Value

Bonds (continued) Asset-Backed Securities (continued)	Finance America Mortgage Loan Trust 2004-1 2A2, 2.33%, 06/25/34[7]	$10,000,000	$10,006,231
	First Franklin Mortgage Loan Asset Backed Certificates 2004-FFH3, 2.30%, 10/25/34[7]	4,000,000	4,004,000
	FMAC Loan Receivables Trust 1998-CA A2, 6.66%, 01/15/12[4]	113,021	93,670
	GGP Mall Properties Trust 2001-C1A D3, 4.01%, 02/15/14[4,7]	34,991	36,133
	Green Tree Financial Corp. 1996-8 A6, 7.60%, 10/15/27	173,464	187,678
	Green Tree Financial Corp. 1998-2 A5, 6.24%, 11/01/16	180,588	186,230
	Green Tree Financial Corp. 1998-4 A7, 6.87%, 02/01/30	1,561,934	1,640,123
	Green Tree Financial Corp. 1998-6 A6, 6.27%, 06/01/30	40,000	40,174
	Green Tree Financial Corp. 1999-1 A5, 6.11%, 09/01/23	95,000	98,193
	Green Tree Financial Corp. 1999-3
	A5, 6.16%, 02/01/31	6,553	6,731
	A7, 6.74%, 02/01/31	2,000,000	1,884,305
	Green Tree Financial Corp. 1999-4 A5, 6.97%, 05/01/31	330,647	342,541
	Green Tree Financial Corp. 1999-5
	A4, 7.33%, 03/01/30	149,798	155,530
	A5, 7.86%, 03/01/30	202,000	188,426
	Green Tree Home Improvement Loan Trust 1995-C B2, 7.60%, 07/15/20	566,995	568,316
	Green Tree Home Improvement Loan Trust 1995-D B2, 7.45%, 09/15/25	1,010,918	1,013,565
	Green Tree Home Improvement Loan Trust 1995-F B2, 7.10%, 01/15/21	161,647	161,924
	Green Tree Home Improvement Loan Trust 1997-C HIM2, 7.35%, 06/15/28	35,232	35,333
	Green Tree Home Improvement Loan Trust 1998-D HEM1, 6.71%, 08/15/29	183,270	184,704
	Green Tree Recreational, Equipment & Consumer Trust 1996-C CTFS, 7.65%, 10/15/17	145,209	136,101
	Home Equity Asset Trust 2003-6N A, 6.50%, 03/27/34[4]	294,277	294,093
	Household Home Equity Loan Trust 2004-1 A, 2.16%, 09/20/33[7]	4,524,111	4,526,861
	IMC Home Equity Loan Trust 1998-3 A8, 6.34%, 08/20/29	377,305	381,672
	Indymac Manufactured Housing Contract 1997-1 A3, 6.61%, 02/25/28	1,949,203	1,912,071
	Indymac Manufactured Housing Contract 1998-2
	A2, 6.17%, 12/25/11	575,693	582,541
	A4, 6.64%, 12/25/27	1,225,488	1,257,926

See accompanying notes to financial statements.

Strategic Income Fund

Schedule of Portfolio Investments

September 30, 2004 (Unaudited)

	Issues	Principal Amount	Value

Bonds (continued) Asset-Backed Securities (continued)	Metris Master Trust 2000-1 A, 2.11%, 08/20/08[4,7]	$580,000	$578,844
	Metris Master Trust 2000-3 A, 2.07%, 09/21/09[7]	535,000	533,802
	Mid-State Trust 11 B, 8.22%, 07/15/38	30,926	32,011
	Mid-State Trust 6 A4, 7.79%, 07/01/35	103,116	111,868
	Morgan Stanley ABS Capital I 2004-HE5 A4, 2.37%, 06/25/34[7]	7,000,000	7,012,433
	New South Home Equity Trust 1999-1 A4, 6.75%, 03/25/26	278,251	282,371
	Oakwood Mortgage Investors, Inc. 1998-A A4, 6.20%, 05/15/28	11,418	11,236
	Oakwood Mortgage Investors, Inc. 1998-B A4, 6.35%, 03/15/17	614,363	632,060
	Oakwood Mortgage Investors, Inc. 1999-A A2, 5.89%, 04/15/29	144,161	140,949
	Oakwood Mortgage Investors, Inc. 2000-D
	A2, 6.74%, 07/15/18	277,763	281,223
	A4, 7.40%, 07/15/30	160,000	96,667
	Oakwood Mortgage Investors, Inc. 2001-D
	A2, 5.26%, 01/15/19	353,784	281,659
	A3, 5.90%, 09/15/22	19,864	15,703
	A4, 6.93%, 09/15/31	900,000	699,729
	Oakwood Mortgage Investors, Inc. 2002-A AIO (IO), 6.00%, 02/15/10[6]	373,563	75,997
	Oakwood Mortgage Investors, Inc. 2002-B AIO (IO), 6.00%, 05/15/10[6]	4,132,870	770,611
	Pamco CLO 1998-1A B2, 3.04%, 05/01/10[4,7]	1,000,000	785,600
	Residential Asset Mortgage Products, Inc. 2000-RS1 A1, 8.00%, 03/25/30	96,364	99,083
	Residential Asset Mortgage Products, Inc. 2002-RS3 AI4, 6.14%, 06/25/32	282,213	283,585
	Residential Asset Securities Corp. 2002-KS6 AIO (IO), 4.50%, 03/25/05[6]	103,091	1,546
	Structured Asset Investment Loan Trust 2003-BC4 AIO (IO), 6.00%, 11/25/04[6]	153,455	336
	Terwin Mortgage Trust 2003-3SL AX (IO), 12.00%, 10/25/23[4,6]	508,000	68,732
	Terwin Mortgage Trust 2003-5SL AX (IO), 10.00%, 10/25/34[6]	214,741	26,731
	Terwin Mortgage Trust 2003-7SL AX (IO), 14.50%, 12/25/33[4,6]	3,206,667	596,440
	Terwin Mortgage Trust 2004-1HE A1, 2.35%, 02/25/34[4,7]	670,257	671,933

	Issues	Principal Amount	Value

Bonds (continued) Asset-Backed Securities (continued)	Terwin Mortgage Trust 2004-2SL AX (IO), 10.25%, 02/25/34[4,6]	$2,700,000	$385,560
	Terwin Mortgage Trust 2004-6SL AX (IO), 8.00%, 06/25/34[4,6]	16,881,093	2,125,330
	Terwin Mortgage Trust 2004-7HE A1, 2.39%, 07/25/34[4,7]	2,781,386	2,783,122
	UCFC Home Equity Loan 1998-D BF1, 8.97%, 04/15/30	17,004	18,180

	Total Asset-Backed Securities (Cost $60,807,491)		61,289,477

CORPORATES—27.56%[2]
Automotive —4.54%	Ford Motor Co., 7.45%, 07/16/31	3,000,000	2,949,993
	Ford Motor Credit Co., 7.00%, 10/01/13	1,000,000	1,059,056
	General Motors Acceptance Corp., 8.00%, 11/01/31	750,000	778,431
	General Motors Corp.,
	8.38%, 07/15/33	2,640,000	2,810,988
	7.76%[5], 03/15/36	820,000	344,836

			7,943,304

Banking—0.47%	Danske Bank A/S, 5.91%, 12/29/49[4]	790,000	832,468

Basic Industry —0.06%	Nalco Co., 8.88%, 11/15/13	100,000	108,000

Capital Goods —0.04%	Tyco International Group SA, 5.88%, 11/01/04[10]	64,000	64,170

Communications —7.26%	Cablevision Systems Corp., 6.67%, 04/01/09[4,7]	1,000,000	1,045,000
	CCO Holdings, LLC/CCO Holdings Capital Corp., 8.75%, 11/15/13[10]	1,300,000	1,282,125
	Centennial Communications Corp., 8.13%, 02/01/14[4]	650,000	623,188
	Charter Communications Holdings LLC/Charter Capital Corp., 10.00%, 05/15/11[10]	205,000	158,875
	CSC Holdings, Inc., 8.13%, 07/15/09	1,250,000	1,334,375
	MCI Inc., 5.91%, 05/01/07	3,400,000	3,378,750
	Qwest Communications International Inc., 5.21%, 02/15/09[4,7]	2,000,000	1,915,000
	Qwest Corp.,
	7.88%, 09/01/11[4]	575,000	599,438
	6.88%, 09/15/33	800,000	678,000
	Rural Cellular Corp., 6.38%, 03/15/10[4,7]	750,000	757,500
	XM Satellite Radio Inc., 7.19%, 05/01/09[7]	920,000	938,400

			12,710,651

Electric—5.49%	Calpine Corp., 7.35%, 07/15/07[4,7]	5,504,400	4,830,111
	Calpine Generating Co., 5.76%, 04/01/09[4,7]	3,000,000	3,015,000

See accompanying notes to financial statements.

Strategic Income Fund

Schedule of Portfolio Investments

September 30, 2004 (Unaudited)

	Issues	Principal Amount	Value

Bonds (continued) Corporates (continued) Electric (continued)	Consumer Energy Co., 7.38%, 09/15/23	$75,000	$77,698
	Enterprise Capital Trust II, 3.20%, 06/30/28[7,10]	260,000	247,088
	Power Contract Financing LLC, 5.20%, 02/01/06[4]	1,416,428	1,437,082

			9,606,979

Finance—1.54%	FINOVA Group Inc., 7.50%, 11/15/09	1,215,000	612,056
	Metris Companies Inc. Bank Loan, 10.60%, 05/06/07[4]	2,000,000	2,093,900

			2,705,956

Health Care —0.44%	HCA, Inc., 6.91%, 06/15/05	750,000	767,141

Insurance—0.82%	Fairfax Financial Holdings Ltd., 7.75%, 04/26/12	1,440,000	1,310,400
	Odyssey Re Holdings Corp., 7.65%, 11/01/13[10]	120,000	131,101

			1,441,501

Transportation —6.90%	Air 2 US
	A, 8.03%, 10/01/20[4]	1,433,955	1,198,535
	C, 10.13%, 10/01/20[4]	1,949,412	243,676
	American Airlines, Inc. 1999-1
	A1, 6.86%, 10/15/10	57,599	56,913
	A2, 7.02%, 04/15/11[10]	10,000	9,837
	American Airlines, Inc. 2001-1 A2, 6.82%, 11/23/12	5,172,000	4,590,404
	American Airlines, Inc. 2001-2
	A1, 6.98%, 10/01/12	151,435	149,710
	A2, 7.86%, 04/01/13	370,000	367,991
	Continental Airlines, Inc. 1997-2 A, 7.15%, 12/30/08	2,051,620	1,830,507
	Continental Airlines, Inc. 1998-2 A, 6.41%, 10/15/08	1,863,209	1,707,185
	Continental Airlines, Inc. 1999-2 A1, 7.26%, 09/15/21	758,059	748,686
	Delta Air Lines, Inc. 2000-1
	A1, 7.38%, 11/18/11	20,017	18,504
	A2, 7.11%, 03/18/13	50,000	44,935
	A2, 7.57%, 05/18/12	100,000	89,870
	Delta Air Lines, Inc. 2001-1 A1, 6.62%, 09/18/12	15,596	14,196
	Northwest Airlines, Corp. 1999-2A, 7.58%, 09/01/20	8,539	8,508
	Northwest Airlines Corp. 2001-1 A1, 7.04%, 10/01/23	805,769	789,575
	NWA Trust,
	8.26%, 03/10/06	61,620	58,077
	9.25%, 12/21/12	152,154	154,436

			12,081,545

	Total Corporates (Cost $48,789,886)		48,261,715

MORTGAGE-BACKED—12.53%[3]
Commercial Mortgage-Backed —0.99%	Structured Asset Securities Corp. 1995-C4 G, 9.11%, 06/25/26	1,165,000	1,156,874
	Structured Asset Securities Corp. 1996-CFL H, 7.75%, 02/25/28	500,000	573,639

			1,730,513

	Issues	Principal Amount	Value

Bonds (continued) Mortgage-Backed (continued) Non-Agency Mortgage-Backed —2.69%	BHN Mortgage Fund 2000-1 AF, 8.00%, 03/31/11[4,6]	$52,868	$18,615
	DLJ Mortgage Acceptance Corp. 1995-Q7 SA (IO), 2.92%, 11/25/25[6,7]	606,696	679
	IndyMac INDX Mortgage Loan Trust 2004-AR5 2A1B, 2.24%, 08/25/34[7]	4,000,000	4,004,000
	Washington Mutual MSC Mortgage Pass-Through Certificates 2003-MS9 1A, 7.00%, 12/25/33	653,862	685,545

			4,708,839

U.S. Agency Mortgage-Backed —8.85%	Fannie Mae 1993-80 S, 8.62%, 05/25/23[7]	61,618	61,646
	Fannie Mae 1997-44 SB (IO), 5.18%, 06/25/08[7]	467,747	26,959
	Fannie Mae 2001-42 SB, 8.50%, 09/25/31[7]	7,277	7,579
	Fannie Mae 2003-107 SQ (IO), 5.81%, 05/25/33[7]	1,772,202	152,788
	Fannie Mae 2003-124 (IO), 5.25%, 03/25/31	3,971,671	444,503
	Fannie Mae 2003-124 TS, 9.80%, 01/25/34	177,534	188,959
	Fannie Mae 2003-13 GI (IO), 5.50%, 06/25/32	498,125	27,159
	Fannie Mae 2003-37 IG (IO), 5.50%, 05/25/32	6,857,209	918,267
	Fannie Mae 2003-67 IH (IO), 5.00%, 01/25/25	2,000,000	256,368
	Fannie Mae 2003-85 IP (IO), 5.50%, 12/25/28	135,000	27,291
	Fannie Mae 342 2 (IO), 6.00%, 09/01/33	1,347,217	276,204
	Freddie Mac 1602 SN, 10.09%, 10/15/23[7]	14,590	15,105
	Freddie Mac 2451 SP, 13.07%, 05/15/09[7]	30,858	34,396
	Freddie Mac 2527 TI (IO), 6.00%, 02/15/32	2,477,401	393,745
	Freddie Mac 2561 BX (IO), 5.00%, 05/15/17	4,176,378	598,052
	Freddie Mac 2587 IH (IO), 5.00%, 08/15/25	2,058,130	331,708
	Freddie Mac 2595 HY (IO), 5.50%, 03/15/23	310,430	57,924
	Freddie Mac 2603 LI (IO), 5.50%, 09/15/28	2,682,559	378,989
	Freddie Mac 2621 IJ (IO), 5.50%, 12/15/26	2,086,125	250,815
	Freddie Mac 2625 IO (IO), 5.00%, 12/15/31	394,760	55,332
	Freddie Mac 2631 IJ (IO), 5.00%, 10/15/26	570,000	106,444
	Freddie Mac 2642 BW (IO), 5.00%, 06/15/23	329,666	61,597
	Freddie Mac 2657 LX (IO), 6.00%, 05/15/18	2,870,111	476,603
	Freddie Mac 2692 EI (IO), 5.50%, 08/15/33	434,927	86,061
	Freddie Mac 2764
	CT, 7.50%, 03/15/34[7]	1,157,223	1,112,563
	SH, 7.50%, 03/15/34[7]	1,280,819	1,274,917

See accompanying notes to financial statements.

Strategic Income Fund

Schedule of Portfolio Investments

September 30, 2004 (Unaudited)

	Issues	Principal Amount	Value

Bonds (continued) Mortgage-Backed (continued) U.S. Agency Mortgage-Backed (continued)	Freddie Mac 2793 GZ, 5.50%, 02/15/33	$779,023	$778,609
	Freddie Mac 2807 ST, 8.50%, 07/15/30[7]	909,883	921,712
	Freddie Mac 2825 HS, 8.50%, 10/15/32[7]	1,502,222	1,524,755
	Freddie Mac 2827 JT, 8.50%, 12/15/32[7]	936,877	1,003,856
	Freddie Mac Pool 390381, 3.01%, 02/01/37[7]	416,244	416,216
	Government National Mortgage Association 1999-38 SP (IO), 0.25%, 05/16/26[7]	1,401,659	2,206
	Government National Mortgage Association 2001-31 SJ, 21.66%, 02/20/31[7]	400,000	481,418
	Government National Mortgage Association 2003-28 LI (IO), 5.50%, 02/20/32	938,490	112,019
	Government National Mortgage Association 2003-58 IG (IO), 5.50%, 05/17/29	200,000	46,498
	Government National Mortgage Association 2004-34 IA (IO), 5.50%, 12/20/31	1,088,090	163,193
	Government National Mortgage Association 2004-69 SG, 7.00%, 08/16/33[7]	1,468,510	1,465,986
	Government National Mortgage Association 2004-8 SE, 10.62%, 11/26/23[7]	950,000	958,684

			15,497,126

	Total Mortgage-Backed (Cost $21,396,398)		21,936,478

	Total Bonds (Cost $130,993,776)		131,487,670

		Shares

EQUITIES 1.66%
Automotive —0.15%	Corts Trust for Ford Motor Co. (PFD), 8.00%, 07/16/31	700	18,249
	Preferred Plus Trust Ford Motor Co. (PFD), 8.25%, 07/16/31	8,100	218,457
	Saturns-Hertz Corp. 2003-10 (PFD), 7.75%, 01/15/28	1,000	25,830

			262,536

Banking—0.06%	Corp-Backed Trust Certificates (PFD), 8.25%, 12/15/26	3,647	97,375

Communications —1.35%	Corts Trust US West Communications (PFD), 7.50%, 11/15/43	7,500	156,825
	MCI Inc.	70,743	1,184,945
	Preferred Plus Trust (PFD),
	7.63%, 12/01/30	6,100	164,090
	7.75%, 02/15/31	9,450	179,834
	8.00%, 02/15/31	19,500	374,985
	8.38%, 10/01/46	12,100	306,009

			2,366,688

	Issues	Shares	Value

Equities (continued) Insurance—0.10%	Corp-Backed Trust Certificates (PFD), 8.80%, 12/01/26	6,425	$170,263

	Total Equities (Cost $3,242,547)		2,896,862

		Principal Amount

SHORT TERM INVESTMENTS 13.91%
Money Market RIC —9.87%	Dreyfus Cash Management	$8,644,000	8,644,000
	J.P. Morgan Prime Money Market Fund	8,644,000	8,644,000

			17,288,000

U.S. Agency Discount Notes —4.04%	Fannie Mae,
	1.57%[5], 10/04/04	2,000,000	1,999,742
	1.62%[5], 11/12/04	2,000,000	1,996,045
	1.75%[5], 12/08/04[9]	73,000	72,752
	Freddie Mac,
	1.61%[5], 10/05/04	1,000,000	999,821
	1.76%[5], 12/03/04[9]	5,000	4,984
	1.71%[5], 12/13/04	535,000	533,052
	1.67%[5], 12/20/04	1,000,000	996,011
	1.69%[5], 12/20/04	467,000	465,137

			7,067,544

	Total Short Term Investments (Cost $24,356,255)		24,355,544

	Total Investments—90.67% (Cost $158,592,577)[1]		158,740,076

	Cash and Other Assets, Less Liabilities—9.33%		16,334,910

	Net Assets—100.00%		$175,074,986

SECURITIES SOLD SHORT

		Shares	Proceeds	Market Value
Equities —(0.23)%	AMR Corp.[8]	11,100	$131,557	$81,363
	Carnival Corp.	4,200	190,676	198,618
	Continental Airlines, Inc., Cl. B8	15,000	156,323	127,800

	Total Securities Sold Short		$478,556	$407,781

SWAPS: CREDIT DEFAULT (PURCHASED)

Notional Amount (000’s)		Unrealized Appreciation
5,000	Pay a fixed rate equal to 5.00% and the Fund will receive from the counterparty at par in the event of default of the Calpine Corp., 8.50% due 02/15/11. Counterparty: Morgan Stanley Dean Witter & Co. Expire 06/20/07	$200,000
1,000	Pay a fixed rate equal to 5.00% and the Fund will receive from the counterparty at par in the event of default of the Calpine Corp., 8.50% due 02/15/11. Counterparty: Morgan Stanley Dean Witter & Co. Expire 09/20/08	50,000

See accompanying notes to financial statements.

Strategic Income Fund

Schedule of Portfolio Investments

September 30, 2004 (Unaudited)

Notional Amount (000’s)		Unrealized Appreciation
2,500	Pay a fixed rate equal to 0.41% and the Fund will receive from the counterparty at par in the event of default of the Sears, Roebuck and Co., 7.00% due 02/01/11. Counterparty: Deutsche Bank AG Expire 03/20/09	$47,133
3,000	Pay a fixed rate equal to 0.67% and the Fund will receive from the counterparty at par in the event of default of the Southwest Airlines, Co., 6.50% due 03/01/12. Counterparty: Merrill Lynch & Co., Inc. Expire 06/20/09	(32,230)
5,000	Pay a fixed rate equal to 0.69% and the Fund will receive from the counterparty at par in the event of default of the Southwest Airlines, Co., 6.50% due 03/01/12. Counterparty: Merrill Lynch & Co., Inc. Expire 06/20/09	(55,056)
1,000	Pay a fixed rate equal to 1.29% and the Fund will receive from the counterparty at par in the event of default of the Sears, Roebuck and Co., 7.00% due 02/01/11. CounterParty: Deutsche Bank AG Expire 09/20/09	(17,197)
5,000	Pay a fixed rate equal to 0.53% and the Fund will receive from the counterparty at par in the event of default of the Viacom Inc., 5.63% due 08/15/12. Counterparty: Merrill Lynch & Co., Inc. Expire 09/20/09	3,500
5,000	Pay a fixed rate equal to 0.60% and the Fund will receive from the counterparty at par in the event of default of the AmeriQuest Mortgage Securities, Inc. 2004-R7 M1 2.45% due 08/25/34. Counterparty: Deutsche Bank AG Expire 07/25/34	0
5,000	Pay a fixed rate equal to 0.55% and the Fund will receive from the counterparty at par in the event of default of the Fremont Home Loan Trust 2004-B M1, 2.41% due 05/25/34. Counterparty: Deutsche Bank AG Expire 07/25/34	0
5,000	Pay a fixed rate equal to 0.55% and the Fund will receive from the counterparty at par in the event of default of the Long Beach Mortgage Loan Trust 2004-3 M1, 2.50% due 09/25/34. Counterparty: Deutsche Bank AG Expire 07/25/34	0

	Net unrealized appreciation	$196,150

SWAPS: CREDIT DEFAULT (WRITTEN)

Notional Amount (000’s)		Unrealized Appreciation
10,000	Receive a fixed rate equal to 0.50% and the Fund will pay to the counterparty at par in the event of default of the AmeriQuest Mortgage Securities, Inc. 2004-R7 A4, 2.45% due 08/25/34. Counterparty: Deutsche Bank AG Expire 07/25/34	$0

Notional Amount (000’s)		Unrealized Appreciation
10,000	Receive a fixed rate equal to 0.45% and the Fund will pay to the counterparty at par in the event of default of the Fremont Home Loan Trust 2004-B 2A3, 2.41% due 05/25/24. Counterparty: Deutsche Bank AG Expire 07/25/34	$0
10,000	Receive a fixed rate equal to 0.45% and the Fund will pay to the counterparty at par in the event of default of the Long Beach Mortgage Loan Trust 2004-3 A4, 2.50% due 09/25/34. Counterparty: Deutsche Bank AG Expire 07/25/34	0

	Net unrealized appreciation	$0

FUTURES CONTRACTS: SHORT POSITIONS

Contracts		Unrealized (Depreciation)
95	U.S. Treasury Five Year Note, December 2004	$(34,531)
16	U.S. Treasury Ten Year Note, December 2004	12,527

	Net unrealized depreciation	$(22,004)

Notes:

[1]	Cost for Federal income tax purposes is $158,592,577 and net unrealized appreciation consists of:

Unrealized Appreciation
Gross unrealized appreciation	$3,250,438
Gross unrealized depreciation	(3,102,939)

Net unrealized appreciation	$147,499

[2]	Securities with a call or reset feature will have an effective maturity date less than the stated maturity.
[3]	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective date less than the stated maturity date.
[4]	Securities that are restricted private placements or exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities at September 30, 2004 was $27,353,514 representing 15.62% of total net assets.
[5]	Represents annualized yield at date of purchase.
[6]	Securities determined to be illiquid under procedures approved by the Fund’s Board of Trustees. Information related to these securities is as follows:

Date of Purchase	Security	Amortized Cost	Value	% of TNA
12/03/03	Amortizing Residential Collateral Trust 2002-BC9 AIO (IO), 6.00%, 11/25/04	$7,075	$7,292	0.01%
12/17/03	Bear Stearns Asset Backed Securities, Inc. 2003-2 AIO (IO), 5.00%, 12/25/05	27,866	28,125	0.02%
08/11/03	BHN Mortgage Fund 2000-1 AF, 8.00%, 03/31/11	14,833	18,615	0.01%
12/01/03	Conseco Finance Securitizations Corp. 2001-1 AIO (IO), 2.50%, 07/01/32	47,772	49,750	0.03%

See accompanying notes to financial statements.

Strategic Income Fund

Schedule of Portfolio Investments

September 30, 2004 (Unaudited)

Date of Purchase	Security	Amortized Cost	Value	% of TNA
12/01/03	Conseco Finance Securitizations Corp. 2001-4 AIO (IO), 2.50%, 09/01/33	$54,498	$56,700	0.03%
12/01/03	Conseco Finance Securitizations Corp. 2002-2 AIO (IO), 8.50%, 03/01/33	86,656	89,643	0.05%
08/11/03	DLJ Mortgage Acceptance Corp. 1995-Q7 SA (IO), 2.92%, 11/25/25	0	680	0.00%
11/19/03	Oakwood Mortgage Investors, Inc. 2002-A AIO (IO), 6.00%, 02/15/10	72,441	75,997	0.04%
08/07/03	Oakwood Mortgage Investors, Inc. 2002-B AIO (IO), 6.00%, 05/15/10	736,107	770,611	0.44%
11/25/03	Residential Asset Securities Corp. 2002-KS6 AIO (IO), 4.50%, 03/25/05	1,708	1,546	0.00%
12/03/03	Structured Asset Investment Loan Trust 2003-BC4 AIO (IO), 6.00%, 11/25/04	1,384	336	0.00%
08/26/03	Terwin Mortgage Trust 2003-3SL AX (IO), 12.00%, 10/25/23	63,334	68,732	0.04%
10/07/03	Terwin Mortgage Trust 2003-5SL AX (IO), 10.00%, 10/25/34	22,507	26,731	0.02%
12/11/03	Terwin Mortgage Trust 2003-7SL AX (IO), 14.50%, 12/25/33	549,744	596,440	0.34%
02/12/04	Terwin Mortgage Trust 2004-2SL AX (IO), 10.25%, 02/25/34	367,438	385,560	0.22%
06/24/04	Terwin Mortgage Trust 2004-6SL AX (IO), 8.00%, 06/25/34	2,080,878	2,125,330	1.21%

		$4,134,241	$4,302,088	2.46%

[7]	Floating rate security. The rate disclosed is that in effect at September 30, 2004.
[8]	Non-income producing.
[9]	Securities, or a portion there of, pledged as collateral with a value of $77,736 on 111 short U.S. Treasury Note futures contracts expiring December 2004.
[10]	Securities, or a portion there of, pledged as collateral with a value of $857,534 for stocks sold short.

(IO): Interest only

(PFD): Preferred Stock

See accompanying notes to financial statements.

AlphaTrakSM 500 Fund

Schedule of Portfolio Investments

September 30, 2004 (Unaudited)

Issues	Principal Amount	Value

BONDS 72.63%
ASSET-BACKED SECURITIES—25.85%[3]
ARG Funding Corp. 2003-1A B, 3.56%, 03/20/07[4,8]	$1,800,000	$1,803,128
Bear Stearns Asset Backed Securities, Inc. 2000-2 M1, 8.04%, 08/25/30	1,900,000	2,008,557
Capitalsource Commercial Loan Trust 2003-1A A, 2.29%, 10/20/12[4,8]	458,604	459,101
Castle Trust 2003-1AW A1, 2.51%, 05/15/27[4,8]	992,929	993,450
Centex Home Equity 1999-1 A4, 6.39%, 10/25/27	609,148	615,131
Centex Home Equity 2003-C AF1, 2.14%, 07/25/18	614,216	613,599
Chase Funding Mortgage Loan 2001-2 1A4, 6.61%, 11/25/26	238,191	239,487
CIT Group Home Equity Loan Trust 2002-1 MV2, 3.09%, 08/25/30[8]	1,240,000	1,247,341
Conseco Finance 2000-C B2, 3.81%, 07/15/29[8]	493,763	469,124
Conseco Finance 2001-A IIM2, 8.81%, 03/15/32	700,000	747,358
Conseco Finance 2002-B A2, 5.31%, 05/15/33	178,827	179,292
Conseco Finance 2002-C BF2, 8.00%, 06/15/32[4]	658,143	617,799
Conseco Finance Securitizations Corp. 2000-5 A4, 7.47%, 02/01/32	1,410,740	1,451,091
Conseco Finance Securitizations Corp. 2000-6 A4, 6.77%, 09/01/32	206,731	211,816
Conseco Finance Securitizations Corp. 2001-3 A2, 5.16%, 05/01/33	418,721	422,110
Contimortgage Home Equity Loan Trust 1998-2 A7, 6.57%, 03/15/23	1,673,732	1,672,705
CS First Boston Mortgage Securities Corp. 2001-HE25 M2, 3.54%, 03/25/32[8]	1,299,000	1,316,897
Embarcadero Aircraft Securitization Trust 2000-A A1, 2.24%, 08/15/25[4,8]	1,700,000	800,700
Equity One ABS, Inc. 2002-3 AF3, 5.50%, 11/25/32	916,094	918,284
First Alliance Mortgage Loan Trust 1994-4 A1, 9.28%, 02/25/26	10,871	10,843
GMAC Mortgage Corporation Loan Trust 2001-HLT2 AII, 5.55%, 04/27/27	691,918	712,149
GMAC Mortgage Corporation Loan Trust 2002-HE2 A4, 6.00%, 06/25/27	346,686	350,768
Green Tree Financial Corp. 1997-6 B1, 7.17%, 01/15/29	1,700,000	341,062

	Issues	Principal Amount	Value

Bonds (continued) Asset-Backed Securities (continued)	Green Tree Financial Corp. 1999-3 A5, 6.16%, 02/01/31	$589,763	$605,822
	Green Tree Home Improvement Loan Trust 1995-C B2, 7.60%, 07/15/20	377,339	378,218
	Green Tree Home Improvement Loan Trust 1995-F B2, 7.10%, 01/15/21	708,307	709,520
	Green Tree Home Improvement Loan Trust 1996-B A, 6.45%, 10/15/15	18,914	19,043
	Green Tree Home Improvement Loan Trust 1998-B HEM2, 7.33%, 11/15/29	223,590	224,157
	Green Tree Recreational, Equipment & Consumer Trust 1996-D CTFS, 7.24%, 12/15/22	463,907	464,978
	HPSC Equipment Receivables LLC 2003-1A F, 13.95%, 07/20/11[4]	233,890	238,802
	Keystone Home Improvement Loan Trust 1997-P2 IB, 7.94%, 04/15/18[4]	208,770	208,621
	Mego Mortgage Home Loan Trust 1997-4 M1, 7.50%, 09/25/23	541,002	540,301
	Mellon Residential Funding Corp. 2001-HEIL A4, 6.62%, 02/25/21	1,741,752	1,788,472
	Metris Master Trust 2000-1 A, 2.11%, 08/20/08[4,8]	375,000	374,253
	Metris Master Trust 2000-3 A, 2.07%, 09/21/09[8]	1,515,000	1,511,606
	Nationscredit Grantor Trust 1997-1 A, 6.75%, 08/15/13	2,060	2,107
	Newbury Funding CBO Ltd. 2000-1 A3, 4.46%, 02/15/30[4,8]	500,000	410,050
	Novastar NIM Trust 2003 -N1, 7.39%, 09/28/33[4]	116,401	116,396
	Oakwood Mortgage Investors, Inc. 2002-B A1, 1.99%, 05/15/13[8]	495,651	459,579
	Option One Mortgage Loan Trust 2003-2 A2, 2.14%, 04/25/33[8]	801,279	802,418
	Pamco CLO 1998-1A B2, 3.04%, 05/01/10[4,8]	1,300,000	1,021,280
	Residential Asset Mortgage Products, Inc. 2002-RZ1 A4, 5.77%, 06/25/29	126,145	126,056
	Residential Asset Mortgage Products, Inc. 2002-RZ3 A4, 4.73%, 12/25/31	1,561,937	1,571,321
	Structured Asset Receivables Trust 2003-1, 2.13%, 01/21/10[4,8]	1,309,914	1,310,438
	Structured Asset Receivables Trust 2003-2, 2.03%, 01/21/09[4,8]	762,216	760,249
	Structured Settlements Fund 1999-A A, 7.25%, 12/20/15[4]	221,009	229,470

See accompanying notes to financial statements.

AlphaTrakSM 500 Fund

Schedule of Portfolio Investments

September 30, 2004 (Unaudited)

	Issues	Principal Amount	Value

Bonds (continued) Asset-Backed Securities (continued)	Terwin Mortgage Trust 2003-7SL AX (IO), 14.50%, 12/25/33[4,6]	$2,383,334	$443,300
	UCFC Home Equity Loan 1998-D MF1, 6.91%, 04/15/30	1,100,000	1,138,041

	Total Asset-Backed Securities (Cost $34,775,001)		33,656,290

CORPORATES—29.76%[2]
Automotive —6.07%	Daimlerchrysler NA Holding Corp.,
	2.43%, 07/07/05[8] (MTN)	530,000	532,511
	2.75%, 09/26/05[8] (MTN)	630,000	633,279
	2.71%, 08/08/06[8] (MTN)	233,000	235,371
	Ford Motor Credit Co, (MTN)., 2.79%, 09/28/07[8]	3,255,000	3,253,890
	General Motors Acceptance Corp. (MTN), 3.08%, 09/23/08[8]	3,257,000	3,250,486

			7,905,537

Banking—1.21%	Citicorp Lease, 7.22%, 06/15/05[4]	854,835	881,403
	Societe Generale (EMTN), 2.26%, 10/29/49[8]	700,000	696,758

			1,578,161

Capital Goods —0.88%	Tyco International Group SA, 5.88%, 11/01/04	1,140,000	1,143,036

Communications —5.19%	Comcast Corp., 7.63%, 02/15/08	1,000,000	1,104,432
	CSC Holdings, Inc.,
	7.88%, 12/15/07	1,000,000	1,066,250
	7.25%, 07/15/08	250,000	261,250
	Qwest Capital Funding, Inc., 7.75%, 08/15/06	700,000	706,125
	Qwest Corp. Bank Loan, 6.50%, 06/30/07[4]	1,500,000	1,559,175
	Sprint Capital Corp., 4.78%, 08/17/06	2,000,000	2,057,052

			6,754,284

Electric—6.76%	Calpine Corp., 7.35%, 07/15/07[4,8]	1,980,000	1,737,450
	CenterPoint Energy Resources Corp., 8.13%, 07/15/05	1,300,000	1,353,391
	CenterPoint Energy Term Loan, 12.75%, 11/11/05[4]	1,500,000	1,660,425
	Enterprise Capital Trust II, 3.20%, 06/30/28[8]	1,200,000	1,140,404
	Pinnacle West Capital Corp., 2.49%, 11/01/05[8]	1,400,000	1,400,402
	Power Contract Financing LLC, 5.20%, 02/01/06[4]	1,479,602	1,501,179

			8,793,251

Finance—2.29%	Capital One Bank, 8.25%, 06/15/05	1,300,000	1,349,782
	FINOVA Group Inc., 7.50%, 11/15/09	861,840	434,152
	Goldman Sachs Group, LP, 2.57%, 09/29/14[8]	1,200,000	1,203,097

			2,987,031

	Issues	Principal Amount	Value

Bonds (continued) Corporates (continued) Health Care —0.92%	HCA, Inc., 6.91%, 06/15/05 7.13%, 06/01/06	$600,000 550,000	$613,712 580,472

			1,194,184

Real Estate Investment Trust (REIT)—0.31%	HRPT Properties Trust, 6.70%, 02/23/05	400,000	406,261

Secured Assets —0.49%	Magnus Funding Ltd. 1A B, 3.06%, 06/15/11[4,6,8]	1,110,749	123,071
	Zermatt CBO Ltd. 1A A, 2.49%, 09/01/10[4,8]	542,260	515,690

			638,761

Transportation —5.64%	Air 2 US A, 8.03%, 10/01/20[4]	1,962,454	1,640,268
	American Airlines, Inc. 2002-1 G, 2.55%, 03/23/09[8]	856,647	861,523
	Continental Airlines, Inc. 1997-1 A, 7.46%, 10/01/16	188,056	174,429
	Continental Airlines, Inc. 1997-2 A, 7.15%, 12/30/08	496,189	442,713
	Continental Airlines, Inc. 1998-2 A, 6.41%, 10/15/08	1,439,728	1,319,166
	Delta Air Lines, Inc. 2003-1 G, 2.41%, 07/25/09[8]	997,963	1,004,864
	United Air Lines, Inc. 1997-1 1A, 2.02%, 12/02/14[8]	1,084,810	890,059
	United Air Lines, Inc. Term Loan, 6.79%, 06/30/05[4,8]	1,000,000	1,013,200

			7,346,222

	Total Corporates (Cost $40,035,595)		38,746,728

MORTGAGE-BACKED—15.99%[3]
Non-Agency Mortgage-Backed —9.69%	Banc of America Funding Corp. 2000-1 1A12, 6.75%, 11/20/32	207,942	208,820
	Citigroup Mortgage Loan Trust, Inc. 2004-HYB1 A41, 5.20%, 02/25/34[8]	1,647,629	1,663,363
	Commercial Mortgage Asset Trust 1999-C1 A1, 6.25%, 01/17/32	1,927,916	1,981,610
	DLJ Mortgage Acceptance Corp. 1992-Q4 A2, 5.65%, 07/25/22[8]	46,034	46,003
	DLJ Mortgage Acceptance Corp. 1994-QE2 S (IO), 3.77%, 06/25/24[4,6]	352,617	395
	IMPAC Secured Assets Corp. 1999-2 A9 (IO), 9.00%, 01/25/30[6]	33,090	511
	IndyMac Indx Mortgage Loan Trust 2004-AR7 A2, 2.27%, 09/25/34[8]	1,793,656	1,793,836
	Mastr Seasoned Securities Trust 2004-1 4A1, 5.26%, 10/25/32	2,250,000	2,292,779
	Residential Accredit Loans, Inc. 2002-QS17 NB1, 6.00%, 11/25/32	721,641	736,053

See accompanying notes to financial statements.

AlphaTrakSM 500 Fund

Schedule of Portfolio Investments

September 30, 2004 (Unaudited)

	Issues	Principal Amount	Value

Bonds (continued) Mortgage-Backed (continued) Non-Agency Mortgage-Backed (continued)	Residential Funding Mortgage Securities I 2002-S19 A2, 6.00%, 12/25/32	$409,091	$410,517
	Ryland Acceptance Corp. IV 28 1, 11.50%, 12/25/16	5,849	6,029
	Structured Asset Securities Corp. 2002-5A 6A, 6.48%, 04/25/32	100,487	104,419
	Summit Mortgage Trust 2000-1 B5, 5.90%, 12/28/12[4,8]	5,098	5,070
	Terwin Mortgage Trust 2004-13AL 2PX (IO), 0.34%, 08/25/34[4,6]	32,335,119	679,038
	Washington Mutual 2002-AR18 A, 4.16%, 01/25/33	1,112,764	1,110,916
	Washington Mutual MSC Mortgage Pass-Through Certificates 2003-MS9 1A, 7.00%, 12/25/33	1,503,883	1,576,753

			12,616,112

U.S. Agency Mortgage-Backed—6.30%	Fannie Mae 1993-95 SB, 15.05%, 06/25/08[8]	5,323	6,151
	Fannie Mae 1994-10 H, 6.50%, 08/25/22	67,769	67,718
	Fannie Mae 1997-91 SL (IO), 7.50%, 11/25/23[8]	996,362	179,877
	Fannie Mae 2001-60 JZ, 6.00% 03/25/31	254,750	257,738
	Fannie Mae 2002-97 PD, 5.00%, 03/25/22	1,900,000	1,928,179
	Fannie Mae 2003-37 IG (IO), 5.50%, 05/25/32	1,672,490	223,967
	Fannie Mae 2003-62 IG (IO), 5.00%, 10/25/31	1,000,000	339,935
	Fannie Mae 2003-91 IQ (IO), 5.50%, 06/25/26	1,643,807	188,199
	Fannie Mae 342 2 (IO), 6.00%, 09/01/33	708,424	145,240
	Fannie Mae G-36 ZB, 7.00%, 11/25/21	10,264	10,968
	Fannie Mae Pool 646884, 5.59%, 05/01/32[8]	816,655	844,715
	Freddie Mac 2 L, 8.00%, 11/25/22	64,226	70,179
	Freddie Mac 2080 PJ, 6.50%, 08/15/28	1,468,145	1,535,568
	Freddie Mac 2535 LI (IO), 5.50%, 08/15/26	800,000	74,623
	Freddie Mac 2557 IM (IO), 5.50%, 03/15/22	1,324,318	96,691
	Freddie Mac 2845 PI (IO), 5.50%, 02/15/32	1,420,494	178,184
	Government National Mortgage Association 2003-75 CI (IO), 5.50%, 01/20/21	2,700,000	246,477
	Government National Mortgage Association 2004-34 IA (IO), 5.50%, 12/20/31	1,300,000	194,975
	Government National Mortgage Association Pool 80968, 4.00%, 07/20/34[8]	1,586,521	1,610,443

			8,199,827

	Total Mortgage-Backed (Cost $20,965,403)		20,815,939

	Issues	Principal Amount	Value

BONDS (continued)
U.S. AGENCY SECURITIES—1.03%
U.S. Agency Securities—1.03%	Fannie Mae, 3.25%, 06/28/06	$1,331,000	$1,333,922

	Total U.S. Agency Securities (Cost $1,338,743)		1,333,922

	Total Bonds (Cost $97,114,742)		94,552,879

		Shares

COMMON STOCK 2.40%
Communications —0.90%	MCI Inc.	69,802	1,169,183

Index Funds —1.50%	S & P 500 Depository Receipt	17,485	1,954,124

	Total Common Stock (Cost $6,224,326)		3,123,307

		Principal Amount

SHORT TERM INVESTMENTS 25.24%
Commercial Paper—1.34%	CIT Group Inc., 1.80%[5], 12/02/04	$350,000	348,894
	DaimlerChrysler NA Holding Corp., 1.84%[5], 12/20/04	1,400,000	1,393,380

			1,742,274

Money Market RIC—0.14%	J.P. Morgan Prime Money Market Fund	189,000	189,000

U.S. Agency Discount Notes —23.76%	Federal Home Loan Bank, 1.44%, 11/26/04[7]	3,313,000	3,303,903
	Freddie Mac,
	1.75%[5], 11/29/04[7]	30,000	29,912
	1.47%[5], 11/30/04[7]	4,550,000	4,536,464
	1.67%[5], 12/13/04	6,631,000	6,606,863
	1.68%[5], 12/15/04	985,000	981,316
	1.67%[5], 12/20/04	1,275,000	1,269,914
	1.69%[5], 12/20/04	4,809,000	4,789,817
	1.70%[5], 12/20/04	1,000,000	996,011
	1.78%[5], 12/27/04	1,500,000	1,493,493
	1.82%[5], 12/27/04	1,900,000	1,891,758
	Fannie Mae,
	1.41%[5], 11/17/04	350,000	349,216
	1.67%[5], 12/20/04	4,000,000	3,984,044
	1.71%[5], 12/20/04	700,000	697,208

			30,929,919

	Total Short Term Investments (Cost $32,871,159)		32,861,193

	Total Investments—100.27% (Cost $136,210,227)[1]		130,537,379

	Liabilities Less Cash and Other Assets—(0.27)%		(346,304)

	Net Assets—100.00%		$130,191,075

See accompanying notes to financial statements.

AlphaTrakSM 500 Fund

Schedule of Portfolio Investments

September 30, 2004 (Unaudited)

SWAPS: TOTAL RETURN

Notional Amount (000’s)		Unrealized Appreciation
20,000	S&P 500 Total Return issued by CS First Boston,-1.91%[8], Expire 09/30/05	$0

FUTURES CONTRACTS: LONG POSITIONS

Contracts		Unrealized Appreciation
463	S&P 500 Index, December 2004	$2,142,969
3	S&P Mini, December 2004	(870)

	Net unrealized appreciation	$2,142,099

Notes:

[1]	Cost for Federal income tax purposes is $136,210,227 and net unrealized depreciation consists of:

Unrealized (Depreciation)
Gross unrealized appreciation	$1,972,721
Gross unrealized depreciation	(7,645,569)

Net unrealized depreciation	$(5,672,848)

[2]	Securities with a call or reset feature will have an effective maturity date less than the stated maturity.
[3]	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective date less than the stated maturity date.
[4]	Securities that are restricted private placements or exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities at September 30, 2004 was $21,103,401 representing 16.21% of total net assets.
[5]	Represents annualized yield at date of purchase.
[6]	Securities determined to be illiquid under procedures approved by the Fund’s Board of Trustees. Information related to these securities is as follows:

Date of Purchase	Security	Amortized Cost	Value	% of TNA
01/28/99	DLJ Mortgage Acceptance Corp. 1994-QE2 S (IO), 3.77%, 06/25/24	$54,119	$395	0.00%
01/12/00	IMPAC Secured Assets Corp. 1999-2 A9 (IO), 9.00%, 01/25/30	29,237	511	0.00%
04/11/00	Magnus Funding Ltd. 1A B, 3.06%, 06/15/11	1,033,061	123,071	0.10%
12/11/03	Terwin Mortgage Trust 2003-7SL AX (IO), 14.50%, 12/25/33	431,453	443,300	0.34%
07/16/04	Terwin Mortgage Trust 2004-13AL 2PX (IO), 0.34%, 08/25/34	633,770	679,038	0.52%

		$2,181,640	$1,246,315	0.96%

[7]	Securities, or a portion there of, pledged as collateral with a value of $7,870,279 on 463 long S&P Index futures contracts and 3 S&P Mini futures contacts expiring December 2004.
[8]	Floating rate security. The rate disclosed is that in effect at September 30, 2004.

(EMTN): Euro Medium term note

(IO): Interest only

(MTN): Medium term note

See accompanying notes to financial statements.

Metropolitan West Funds

Statements of Assets and Liabilities

September 30, 2004 (Unaudited)

	Ultra Short Bond Fund*	Low Duration Bond Fund	Intermediate Bond Fund	Total Return Bond Fund
Assets:
Investments, at value (Cost $156,650,524, $651,141,735, $45,647,061, and $1,431,937,443, respectively) (Note 2)	$156,654,342	$604,484,822	$46,044,234	$1,345,887,471
Cash and cash equivalents (Note 2)	65,196	303,113	20,957	2,281,468
Dividends and interest receivable	1,041,981	5,179,665	407,414	16,398,270
Receivable for securities sold	8,348,292	10,630,217	82,483	11,712,233
Receivable for capital stock sold	1,754,133	1,240,096	0	1,912,926
Other assets	46,729	90,751	4,154	187,539

Total assets	167,910,673	621,928,664	46,559,242	1,378,379,907

Liabilities:
Payable for securities purchased	10,283,651	40,008,383	2,441,341	91,936,747
Payable for capital stock redeemed	415,638	344,186	0	621,669
Due to Adviser (Note 5)	20,980	126,710	262	356,116
Accrued expenses	5,751	149,262	22,692	312,530
Accrued 12b-1 expenses	17,148	48,707	22	80,786
Distributions payable	395,932	1,476,803	172,767	6,811,966

Total liabilities	11,139,100	42,154,051	2,637,084	100,119,814

Net assets	$156,771,573	$579,774,613	$43,922,158	$1,278,260,093

Class M Shares:
Net assets (Applicable to 26,135,115, 33,371,304, 12,031, and 48,315,259 shares of beneficial interest issued and outstanding, respectively, unlimited number of shares authorized with a $0.01 par value)	$134,362,084	$313,017,471	$127,152	$471,201,925

Net asset value, offering and redemption price per Class M share	$5.14	$9.38	$10.57	$9.75

Class I Shares:
Net assets (Applicable to 4,361,469, 28,432,317, 4,144,619, and 82,775,173 shares of beneficial interest issued and outstanding, respectively, unlimited number of shares authorized with a $0.01 par value)	$22,409,489	$266,757,142	$43,795,006	$807,058,168

Net asset value, offering and redemption price per Class I share	$5.14	$9.38	$10.57	$9.75

Net Assets Consist of:
Capital paid-in	$156,815,443	$634,575,785	$43,036,196	$1,387,435,258
Accumulated undistributed net investment income/(loss)	0	(320,708)	0	(520,091)
Accumulated undistributed net realized (loss)/gain on investments and futures contracts	(47,688)	(7,823,551)	488,789	(22,605,102)
Net unrealized appreciation/(depreciation) on investments and futures contracts	3,818	(46,656,913)	397,173	(86,049,972)

	$156,771,573	$579,774,613	$43,922,158	$1,278,260,093

*	The Ultra Short Bond Fund Class I Shares commenced operations on July 30, 2004.

See accompanying notes to financial statements.

Metropolitan West Funds

Statements of Assets and Liabilities

September 30, 2004 (Unaudited)

	High Yield Bond Fund	Strategic Income Fund*	AlphaTrak 500 Fund
Assets:
Investments, at value (Cost $50,152,219, $158,592,577, and $136,210,227 respectively) (Note 2)	$51,926,639	$158,740,076	$130,537,379
Swap contracts, at value (Cost $1,835,000) (Note 3)	0	2,031,150	0
Cash and cash equivalents (Note 2)	440,523	14,760,068	1,077,877
Interest receivable on swap contracts (Note 3)	1,208	28,577	0
Dividends and interest receivable	890,037	1,723,383	781,799
Receivable for securities sold	2,926,552	2,094,467	1,767,659
Receivable for capital stock sold	1,808	1,191,643	4,597
Due from Adviser (Note 5)	0	114,734	39,340
Variation Margin (Note 3)	0	50,164	583,610
Other assets	21,656	20,120	2,086

Total assets	56,208,423	180,754,382	134,794,347

Liabilities:
Swap contracts, at value (Cost $0) (Note 3)	8,039	0	0
Securities sold short (Proceeds $478,556) (Note 3)	0	407,781	0
Payable for securities purchased	3,027,534	4,701,981	3,353,817
Payable for capital stock redeemed	1,344,774	46,918	62,775
Due to Adviser (Note 5)	25,252	0	0
Accrued expenses	42,710	10,901	44,399
Accrued 12b-1 expenses	6,752	23,808	0
Distributions payable	361,293	488,007	1,142,281

Total liabilities	4,816,354	5,679,396	4,603,272

Net assets	$51,392,069	$175,074,986	$130,191,075

Class M Shares:
Net assets (Applicable to 2,554,014, 10,461,807 and 18,082,558 shares of beneficial interest issued and outstanding, respectively, unlimited number of shares authorized with a $0.01 par value)	$31,655,716	$118,145,568	$130,191,075

Net asset value, offering and redemption price per Class M share	$12.39	$11.29	$7.20

Class I Shares:
Net assets (Applicable to 1,591,552 and 5,041,256 shares of beneficial interest issued and outstanding, respectively, unlimited number of shares authorized with a $0.01 par value)	$19,736,353	$56,929,418	N/A

Net asset value, offering and redemption price per Class I share	$12.40	$11.29	N/A

Net Assets Consist of:
Capital paid-in	$40,604,094	$173,525,365	$156,944,347
Accumulated undistributed net investment income	0	337,929	20,980
Accumulated undistributed net realized gain/(loss) on investments and futures contracts	8,558,886	(254,924)	(23,243,503)
Accumulated undistributed net realized gain on swap contracts, options, and securities sold short	462,708	1,074,196	0
Net unrealized appreciation/(depreciation) on investments and futures contracts	1,774,420	125,495	(3,530,749)
Net unrealized (depreciation)/appreciation on swap contracts, options, and securities sold short	(8,039)	266,925	0

	$51,392,069	$175,074,986	$130,191,075

*	The Strategic Income Fund Class I Shares commenced operations on March 31, 2004.

N/A — Not Applicable

See accompanying notes to financial statements.

Metropolitan West Funds

Statements of Operations

For the Period Ended September 30, 2004 (Unaudited)

	Ultra Short Bond Fund	Low Duration Bond Fund	Intermediate Bond Fund	Total Return Bond Fund
Investment Income:
Interest	$2,679,239	$12,255,882	$1,177,442	$45,074,795

Total investment income	2,679,239	12,255,882	1,177,442	45,074,795

Expenses:
Investment advisory fees (Note 5)	179,657	844,476	76,619	2,279,730
Administration fees	54,017	189,640	34,980	457,422
Auditing and tax consulting fees	2,312	12,720	9,490	16,452
Custodian fees	13,860	23,821	4,738	53,740
Distribution fees	110,949	302,173	115	488,615
Insurance expenses	1,436	7,615	559	20,256
Legal fees	2,228	9,016	298	21,037
Miscellaneous expenses	3,494	20,816	1,297	37,452
Registration and filing fees	19,920	20,322	10,638	15,857
Reports to shareholders	1,795	19,816	602	35,656
Transfer agent fees	30,136	51,615	22,444	78,165
Trustees’ fees and expenses	1,422	11,883	823	30,440

Total operating expenses	421,226	1,513,913	162,603	3,534,822

Expenses waived and reimbursed (Note 5)	(65,943)	(113,920)	(66,167)	(180,261)

Net expenses	355,283	1,399,993	96,436	3,354,561

Net investment income	2,323,956	10,855,889	1,081,006	41,720,234

Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized (loss)/gain on investments and futures contracts	(59,325)	2,630,180	265,310	(1,690,682)
Net change in unrealized (depreciation) on investments	(608,808)	(12,451,668)	(838,199)	(41,275,976)

Net realized and unrealized (loss) on investments and futures contracts	(668,133)	(9,821,488)	(572,889)	(42,966,658)

Net Increase/(Decrease) in Net Assets from Operations	$1,655,823	$1,034,401	$508,117	$(1,246,424)

See accompanying notes to financial statements.

Metropolitan West Funds

Statements of Operations

For the Period Ended September 30, 2004 (Unaudited)

	High Yield Bond Fund	Strategic Income Fund	AlphaTrak 500 Fund
Investment Income:
Interest	$2,478,638	$4,045,756	$2,463,279
Interest income on swap contracts (Note 3)	5,639	0	0
Dividends	0	76,453	14,579

Total investment income	2,484,277	4,122,209	2,477,858

Expenses:
Investment advisory fees (Note 5)	136,175	1,328,481	135,830
Interest expense on swap contracts (Note 3)	0	41,671	0
Administration fees	46,458	58,850	53,845
Auditing and tax consulting fees	8,176	4,837	8,909
Custodian fees	9,062	8,756	11,425
Distribution fees	43,948	133,166	0
Insurance expenses	1,191	1,414	1,766
Legal fees	678	1,495	1,668
Miscellaneous expenses	1,703	2,499	1,770
Registration and filing fees	12,064	16,674	7,514
Reports to shareholders	3,153	1,481	2,553
Transfer agent fees	21,791	25,963	17,131
Trustees’ fees and expenses	1,513	1,589	2,582
Repayment of reimbursed expenses	0	21,263	21,012

Total operating expenses	285,912	1,648,139	266,005

Expenses waived and reimbursed (Note 5)	(92,172)	0	0

Net expenses	193,740	1,648,139	266,005

Net investment income	2,290,537	2,474,070	2,211,853

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Swap Contracts, and Securities Sold Short:
Net realized gain/(loss) on investments and futures contracts	814,673	(507,381)	(7,066,746)
Net realized gain on swap contracts, options, and securities sold short	59,509	1,041,610	0
Net change in unrealized (depreciation)/appreciation on investments	(1,409,898)	(345,723)	449,056
Net change in unrealized (depreciation)/appreciation on futures contracts	0	(22,145)	4,291,765
Net change in unrealized (depreciation)/appreciation on swap contracts, options, and securities sold short	(8,039)	206,231	0

Net realized and unrealized (loss)/gain on investments, futures contracts, swap contracts, and securities sold short	(543,755)	372,592	(2,325,925)

Net Increase/(Decrease) in Net Assets from Operations	$1,746,782	$2,846,662	$(114,072)

See accompanying notes to financial statements.

Metropolitan West Funds

Statements of Changes in Net Assets

	Ultra Short Bond Fund*
	Six Months Ended September 30, 2004 (Unaudited)	Period Ended March 31, 2004
Operations:
Net investment income	$2,323,956	$1,037,109
Net realized (loss)/gain on investments	(59,325)	14,293
Net change in unrealized (depreciation)/appreciation on investments	(608,808)	612,626

Net increase in net assets resulting from operations	1,655,823	1,664,028

Dividends and Distributions to Shareholders from:
Net investment income:
Class M	(2,236,664)	(1,037,109)
Class I	(88,318)	0
Realized gains on investments:
Class M	0	(2,656)
Class I	0	0

Net (decrease) in net assets resulting from dividends and distributions	(2,324,982)	(1,039,765)

Capital Share Transactions:
Class M:
Proceeds from sale of shares	94,090,898	153,131,880
Shares issued in reinvestment of dividends and distributions	1,813,603	1,022,903
Cost of shares redeemed	(106,502,818)	(9,197,739)

Total class M capital share transactions	(10,598,317)	147,957,044

Class I:
Proceeds from sale of shares	32,077,381	0
Shares issued in reinvestment of dividends and distributions	22,389	0
Cost of shares redeemed	(9,642,028)	0

Total class I capital share transactions	22,457,742	0

Net increase in net assets resulting from capital share transactions	11,859,425	144,957,044

Net increase in net assets	11,190,266	145,581,307
Net assets at beginning of period	145,581,307	0

Net assets at end of period (including undistributed net investment income of $0 and $1,026, respectively)	$156,771,573	$145,581,307

*	The Ultra Short Bond Fund Class M and Class I Shares commenced operations on June 30, 2003 and July 30, 2004, respectively

See accompanying notes to financial statements.

Metropolitan West Funds

Statements of Changes in Net Assets

	Low Duration Bond Fund
	Six Months Ended September 30, 2004 (Unaudited)	Year Ended March 31, 2004
Operations:
Net investment income	$10,855,889	$23,568,055
Net realized gain on investments and futures contracts	2,630,180	5,835,561
Net change in unrealized (depreciation)/appreciation on investments	(12,451,668)	4,816,333
Net change in unrealized appreciation on futures contracts	0	89,062

Net increase in net assets resulting from operations	1,034,401	34,309,011

Dividends and Distributions to Shareholders from:
Net investment income:
Class M	(6,183,247)	(14,509,014)
Class I	(4,993,350)	(9,783,216)

Net (decrease) in net assets resulting from dividends and distributions	(11,176,597)	(24,292,230)

Capital Share Transactions:
Class M:
Proceeds from sale of shares	73,348,076	149,448,816
Shares issued in reinvestment of dividends and distributions	5,297,446	14,210,489
Cost of shares redeemed	(95,092,034)	(139,818,210)

Total class M capital share transactions	(16,446,512)	23,841,095

Class I:
Proceeds from sale of shares	84,791,373	194,300,402
Shares issued in reinvestment of dividends and distributions	3,531,195	7,719,120
Cost of shares redeemed	(40,453,138)	(189,115,862)

Total class I capital share transactions	47,869,430	12,903,660

Net increase in net assets resulting from capital share transactions	31,422,918	36,744,755

Net increase in net assets	21,280,722	46,761,536
Net assets at beginning of period	558,493,891	511,732,355

Net assets at end of period (including undistributed net investment (loss) of ($320,708) and $0, respectively)	$579,774,613	$558,493,891

See accompanying notes to financial statements.

Metropolitan West Funds

Statements of Changes in Net Assets

	Intermediate Bond Fund*
	Six Months Ended September 30, 2004 (Unaudited)	Year Ended March 31, 2004
Operations:
Net investment income	$1,081,006	$1,766,047
Net realized gain on investments and futures contracts	265,310	1,106,082
Net change in unrealized (depreciation)/appreciation on investments	(838,199)	427,722

Net increase in net assets resulting from operations	508,117	3,299,851

Dividends and Distributions to Shareholders from:
Net investment income:
Class M	(2,592)	(771)
Class I	(1,078,414)	(1,840,628)
Realized gains on investments:
Class M	0	(277)
Class I	0	(968,454)

Net (decrease) in net assets resulting from dividends and distributions	(1,081,006)	(2,810,130)

Capital Share Transactions:
Class M:
Proceeds from sale of shares	51,243	74,481
Shares issued in reinvestment of dividends and distributions	1,778	885
Cost of shares redeemed	(96)	0

Total class M capital share transactions	52,925	75,366

Class I:
Proceeds from sale of shares	8,286,643	33,374,973
Shares issued in reinvestment of dividends and distributions	906,081	2,714,403
Cost of shares redeemed	(4,553,360)	(25,010,729)

Total class I capital share transactions	4,639,364	11,078,647

Net increase in net assets resulting from capital share transactions	4,692,289	11,154,013

Net increase in net assets	4,119,400	11,643,734
Net assets at beginning of period	39,802,758	28,159,024

Net assets at end of period (including undistributed net investment income of $0 and $0, respectively)	$43,922,158	$39,802,758

*	The Intermediate Bond Fund Class M Shares commenced operations on June 30, 2003

See accompanying notes to financial statements.

Metropolitan West Funds

Statements of Changes in Net Assets

	Total Return Bond Fund
	Six Months Ended September 30, 2004 (Unaudited)	Year Ended March 31, 2004
Operations:
Net investment income	$41,720,234	$83,517,593
Net realized (loss)/gain on investments and futures contracts	(1,690,682)	62,033,000
Net change in unrealized (depreciation)/appreciation on investments	(41,275,976)	63,799,410

Net (decrease)/increase in net assets resulting from operations	(1,246,424)	209,350,003

Dividends and Distributions to Shareholders from:
Net investment income:
Class M	(14,771,393)	(30,739,385)
Class I	(27,468,932)	(59,289,054)
Realized gains on investments:
Class M	0	0
Class I	0	0

Net (decrease) in net assets resulting from dividends and distributions	(42,240,325)	(90,028,439)

Capital Share Transactions:
Class M:
Proceeds from sale of shares	59,501,159	164,728,345
Shares issued in reinvestment of dividends and distributions	11,624,185	28,554,405
Cost of shares redeemed	(82,626,986)	(288,509,720)

Total class M capital share transactions	(11,501,642)	(95,226,970)

Class I:
Proceeds from sale of shares	44,771,369	153,365,000
Shares issued in reinvestment of dividends and distributions	21,815,559	56,698,336
Cost of shares redeemed	(130,901,132)	(331,957,508)

Total class I capital share transactions	(64,314,204)	(121,894,172)

Net (decrease) in net assets resulting from capital share transactions	(75,815,846)	(217,121,142)

Net (decrease) in net assets	(119,302,595)	(97,799,578)
Net assets at beginning of period	1,397,562,688	1,495,362,266

Net assets at end of period (including undistributed net investment (loss) of ($520,091) and $0, respectively)	$1,278,260,093	$1,397,562,688

See accompanying notes to financial statements.

Metropolitan West Funds

Statements of Changes in Net Assets

	High Yield Bond Fund
	Six Months Ended September 30, 2004 (Unaudited)	Year Ended March 31, 2004
Operations:
Net investment income	$2,290,537	$8,337,820
Net realized gain on investments and futures contracts	814,673	11,276,803
Net realized gain on swap contracts and securities sold short	59,509	403,199
Net change in unrealized (depreciation)/appreciation on investments	(1,409,898)	922,913
Net change in unrealized (depreciation) on swap contracts and securities sold short	(8,039)	0

Net increase in net assets resulting from operations	1,746,782	20,940,735

Dividends and Distributions to Shareholders from:
Net investment income:
Class M	(1,461,597)	(6,839,208)
Class I	(829,099)	(1,385,369)
Realized gains on investments:
Class M	0	(3,939,442)
Class I	0	(579,539)

Net (decrease) in net assets resulting from dividends and distributions	(2,290,696)	(12,743,558)

Capital Share Transactions:
Class M:
Proceeds from sale of shares	19,329,606	155,112,906
Shares issued in reinvestment of dividends and distributions	1,167,089	10,511,828
Cost of shares redeemed	(38,364,864)	(171,677,591)

Total class M capital share transactions	(17,868,169)	(6,052,857)

Class I:
Proceeds from sale of shares	500,977	21,442,246
Shares issued in reinvestment of dividends and distributions	647,213	1,867,768
Cost of shares redeemed	(396,500)	(5,404,454)

Total class I capital share transactions	751,690	17,905,560

Net (decrease)/increase in net assets resulting from capital share transactions	(17,116,479)	11,852,703

Net (decrease)/increase in net assets	(17,660,393)	20,049,880
Redemption fees	6,755	0

Net assets at beginning of period	69,045,707	48,995,827

Net assets at end of period (including undistributed net investment income of $0 and $159, respectively)	$51,392,069	$69,045,707

See accompanying notes to financial statements.

Metropolitan West Funds

Statements of Changes in Net Assets

	Strategic Income Fund*
	Six Months Ended September 30, 2004 (Unaudited)	Period Ended March 31, 2004
Operations:
Net investment income	$2,474,070	$536,327
Net realized (loss)/gain on investments	(507,381)	271,757
Net realized gain on swap contracts and securities sold short	1,041,610	32,586
Net change in unrealized (depreciation)/appreciation on investments	(345,723)	493,222
Net change in unrealized (depreciation)/appreciation on futures contracts	(22,145)	141
Net change in unrealized appreciation on swap contracts and securities sold short	206,231	60,694

Net increase in net assets resulting from operations	2,846,662	1,394,727

Dividends and Distributions to Shareholders from:
Net investment income:
Class M	(1,531,794)	(547,584)
Class I	(605,411)	0
Realized gains on investments
Class M	0	(8,043)
Class I	0	0

Net (decrease) in net assets resulting from dividends and distributions	(2,137,205)	(555,627)

Capital Share Transactions:
Class M:
Proceeds from sale of shares	69,194,148	103,737,015
Shares issued in reinvestment of dividends and distributions	1,197,872	552,302
Cost of shares redeemed	(49,434,152)	(8,326,575)

Total class M capital share transactions	20,957,868	95,962,742

Class I:
Proceeds from sale of shares	57,587,406	0
Shares issued in reinvestment of dividends and distributions	350,378	0
Cost of shares redeemed	(1,331,965)	0

Total class I capital share transactions	56,605,819	0

Net increase in net assets resulting from capital share transactions	77,563,687	95,962,742

Net increase in net assets	78,273,144	96,801,842
Net assets at beginning of period	96,801,842	0

Net assets at end of period (including undistributed net investment income of $337,929 and $1,064, respectively)	$175,074,986	$96,801,842

*	The Strategic Income Fund Class M and Class I Shares commenced operations on June 30, 2003 and March 31, 2004, respectively

See accompanying notes to financial statements.

Metropolitan West Funds

Statements of Changes in Net Assets

	AlphaTrak 500 Fund
	Six Months Ended September 30, 2004 (Unaudited)	Year Ended March 31, 2004
Operations:
Net investment income	$2,211,853	$3,631,060
Net realized (loss)/gain on investments and futures contracts	(7,066,746)	34,093,503
Net change in unrealized appreciation/(depreciation) on investments	449,056	(199,582)
Net change in unrealized appreciation/(depreciation) on futures contracts	4,291,765	(2,900,592)

Net (decrease)/increase in net assets resulting from operations	(114,072)	34,624,389

Dividends and Distributions to Shareholders from:
Net investment income	(2,190,873)	(3,926,008)

Net (decrease) in net assets resulting from dividends and distributions	(2,190,873)	(3,926,008)

Capital Share Transactions:
Proceeds from sale of shares	18,518,157	25,682,992
Shares issued in reinvestment of dividends and distributions	944,295	3,505,148
Cost of shares redeemed	(12,014,491)	(23,191,428)

Net increase in net assets resulting from capital share transactions	7,447,961	5,996,712

Net increase in net assets	5,143,016	36,695,093
Net assets at beginning of period	125,048,059	88,352,966

Net assets at end of period (including undistributed net investment income of $20,980 and $0, respectively)	$130,191,075	$125,048,059

See accompanying notes to financial statements.

Metropolitan West Funds

Financial Highlights

The table below sets forth financial data for one share of capital stock outstanding throughout the period presented.

	Ultra Short Bond Fund*
	Class M	Class M
	Six Months Ended September 30, 2004# (Unaudited)	Period Ended March 31, 2004#
Net Asset Value, Beginning of Period	$5.16	$5.00

Income from Investment Operations:
Net investment income	0.08	0.16
Net realized and unrealized (loss)/gain on investments	(0.02)	0.16

Total from Investment Operations	0.06	0.32

Less Distributions:
Dividends from net investment income	(0.08)	(0.16)
Distributions from net capital gains on investments	0.00	0.00[3]

Total Distributions	(0.08)	(0.16)

Net Asset Value, End of Period	$5.14	$5.16

Total Return	1.24%[2]	6.48%[2]

Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$134,362	$145,581
Ratio of Expenses to Average Net Assets
Before expense reimbursement	0.59%[1]	0.76%[1]
After expense reimbursement	0.50%[1]	0.50%[1]
Ratio of Net Income to Average Net Assets
Before expense reimbursement	3.13%[1]	3.36%[1]
After expense reimbursement	3.22%[1]	3.62%[1]
Portfolio Turnover Rate	20%[2]	6%[2]

*	The Ultra Short Bond Fund Class M Shares commenced operations on June 30, 2003.
[1]	Annualized
[2]	Non-annualized
[3]	Distributions were less than $.005
#	Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.

See accompanying notes to financial statements.

Metropolitan West Funds

Financial Highlights

The table below sets forth financial data for one share of capital stock outstanding throughout the period presented.

Ultra Short Bond Fund*
Class I
Period Ended September 30, 2004# (Unaudited)
Net Asset Value, Beginning of Period	$5.15

Income from Investment Operations:
Net investment income	0.03
Net realized and unrealized (loss) on investments	(0.01)

Total from Investment Operations	0.02

Less Distributions:
Dividends from net investment income	(0.03)

Total Distributions	(0.03)

Net Asset Value, End of Period	$5.14

Total Return	0.39%[2]

Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$22,409
Ratio of Expenses to Average Net Assets
Before expense reimbursement	0.52%[1]
After expense reimbursement	0.34%[1]
Ratio of Net Income to Average Net Assets
Before expense reimbursement	3.27%[1]
After expense reimbursement	3.45%[1]
Portfolio Turnover Rate	20%[2]

*	The Ultra Short Bond Fund Class I Shares commenced operations on July 30, 2004.
[1]	Annualized
[2]	Non-annualized
#	Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.

See accompanying notes to financial statements.

Metropolitan West Funds

Financial Highlights

The table below sets forth financial data for one share of capital stock outstanding throughout the period presented.

	Low Duration Bond Fund
	Class M	Class M	Class M	Class M	Class M	Class M
	Six Months Ended September 30, 2004# (Unaudited)	Year Ended March 31, 2004#	Year Ended March 31, 2003#	Year Ended March 31, 2002#	Year Ended March 31, 2001#	Year Ended March 31, 2000#
Net Asset Value, Beginning of Period	$9.55	$9.36	$9.87	$10.03	$9.99	$10.15

Income from Investment Operations:
Net investment income	0.18	0.42	0.51 †	0.65 †	0.80	0.72
Net realized and unrealized (loss)/gain on investments and futures	(0.17)	0.20	(0.51)†	(0.18)†	0.04	(0.11)

Total from Investment Operations	0.01	0.62	0.00	0.47	0.84	0.61

Less Distributions:
Dividends from net investment income	(0.18)	(0.43)	(0.51)	(0.63)	(0.80)	(0.72)
Distributions from net capital gains on investments	0.00	0.00	0.00	0.00	0.00	(0.05)

Total Distributions	(0.18)	(0.43)	(0.51)	(0.63)	(0.80)	(0.77)

Net Asset Value, End of Period	$9.38	$9.55	$9.36	$9.87	$10.03	$9.99

Total Return	0.16%[2]	6.81%	0.10%	4.74%	8.89%	6.22%

Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$313,017	$335,686	$305,726	$424,441	$166,246	$367,943
Ratio of Expenses to Average Net Assets
Before expense reimbursement	0.62%[1]	0.64%	0.62%	0.64%	0.65%	0.66%
After expense reimbursement	0.58%[1]	0.58%	0.58%	0.58%	0.58%	0.58%
Ratio of Net Income to Average Net Assets
Before expense reimbursement	3.74%[1]	4.41%	5.35%†	6.24%†	8.01%	7.14%
After expense reimbursement	3.78%[1]	4.47%	5.39%†	6.30%†	8.08%	7.22%
Portfolio Turnover Rate	56%[2]	94%	65%	26%	53%	126%

[1]	Annualized
[2]	Non-Annualized
#	Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.
†	Prior years’ data updated due to reclassification of paydown from capital gain/(loss) to net investment income. Due to this reclassification, net investment income increased and net realized and unrealized loss increased by $0.02 per share for the fiscal year ended March 31, 2002. The impact due to this reclassification was less than $0.005 per share for the fiscal year ended March 31, 2003.

See accompanying notes to financial statements.

Metropolitan West Funds

Financial Highlights

The table below sets forth financial data for one share of capital stock outstanding throughout the period presented.

	Low Duration Bond Fund*
	Class I	Class I	Class I	Class I	Class I
	Six Months Ended September 30, 2004# (Unaudited)	Year Ended March 31, 2004#	Year Ended March 31, 2003#	Year Ended March 31, 2002#	Year Ended March 31, 2001#
Net Asset Value, Beginning of Period	$9.55	$9.36	$9.87	$10.03	$9.99

Income from Investment Operations:
Net investment income	0.19	0.43	0.53 †	0.67 †	0.82
Net realized and unrealized (loss)/gain on investments and futures	(0.16)	0.21	(0.51)†	(0.18)†	0.04

Total from Investment Operations	0.02	0.64	0.02	0.49	0.86

Less Distributions:
Dividends from net investment income	(0.19)	(0.45)	(0.53)	(0.65)	(0.82)

Total Distributions	(0.19)	(0.45)	(0.53)	(0.65)	(0.82)

Net Asset Value, End of Period	$9.38	$9.55	$9.36	$9.87	$10.03

Total Return	0.25%[2]	7.01%	0.29%	4.94%	9.10%

Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$266,757	$222,808	$206,006	$327,473	$257,021
Ratio of Expenses to Average Net Assets
Before expense reimbursement	0.43%[1]	0.45%	0.43%	0.45%	0.46%
After expense reimbursement	0.39%[1]	0.39%	0.39%	0.39%	0.39%
Ratio of Net Income to Average Net Assets
Before expense reimbursement	3.91%[1]	4.52%	5.54%†	6.43%†	8.20%
After expense reimbursement	3.95%[1]	4.58%	5.58%†	6.49%†	8.27%
Portfolio Turnover Rate	56%[2]	94%	65%	26%	53%

[1]	Annualized
[2]	Non-Annualized
*	The Low Duration Bond Fund Class I shares commenced operations on March 31, 2000.
#	Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.
†	Prior years’ data updated due to reclassification of paydown from capital gain/(loss) to net investment income. Due to this reclassification, net investment income increased and net realized and unrealized loss increased by $0.02 per share for the fiscal year ended March 31, 2002. The impact due to this reclassification was less than $0.005 per share for the fiscal year ended March 31, 2003.

See accompanying notes to financial statements.

Metropolitan West Funds

Financial Highlights

The table below sets forth financial data for one share of capital stock outstanding throughout the period presented.

	Intermediate Bond Fund*
	Class M	Class M
	Six Months Ended September 30, 2004# (Unaudited)	Period Ended March 31, 2004#
Net Asset Value, Beginning of Period	$10.72	$10.88

Income from Investment Operations:
Net investment income	0.25	0.32
Net realized and unrealized (loss)/gain on investments	(0.15)	0.22

Total from Investment Operations	0.10	0.54

Less Distributions:
Dividends from net investment income	(0.25)	(0.40)
Distributions from net capital gains on investments	0.00	(0.29)

Total Distributions	(0.25)	(0.70)

Net Asset Value, End of Period	$10.57	$10.72

Total Return	0.97%[2]	5.12%[2]

Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$127	$75
Ratio of Expenses to Average Net Assets
Before expense reimbursement	0.96%[1]	1.05%[1]
After expense reimbursement	0.65%[1]	0.65%[1]
Ratio of Net Income to Average Net Assets
Before expense reimbursement	4.42%[1]	3.53%[1]
After expense reimbursement	4.73%[1]	3.93%[1]
Portfolio Turnover Rate	101%[2]	165%[2]

*	The Intermediate Bond Fund Class M shares commenced operations on June 30, 2003.
[1]	Annualized
[2]	Non-annualized
#	Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.

See accompanying notes to financial statements.

Metropolitan West Funds

Financial Highlights

The table below sets forth financial data for one share of capital stock outstanding throughout the period presented.

	Intermediate Bond Fund*
	Class I		Class I	Class I
	Six Months Ended September 30, 2004# (Unaudited)		Year Ended March 31, 2004#	Period Ended March 31, 2003#
Net Asset Value, Beginning of Period	$10.71		$10.49	$10.00

Income from Investment Operations:
Net investment income	0.26		0.56	0.35	†
Net realized and unrealized gain on investments	(0.14)		0.54	0.64	†

Total from Investment Operations	0.12		1.10	0.99

Less Distributions:
Dividends from net investment income	(0.26)		(0.59)	(0.40)
Distributions from net capital gains on investments	0.00		(0.29)	(0.10)

Total Distributions	(0.26)		(0.88)	(0.50)

Net Asset Value, End of Period	$10.57		$10.71	$10.49

Total Return	1.17%[2]		10.86%	10.07%[2]

Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$43,795		$39,727	$28,159
Ratio of Expenses to Average Net Assets
Before expense reimbursement	0.74%[1]		0.79%	0.64%[1]
After expense reimbursement	0.44%[1]		0.44%	0.44%[1]
Ratio of Net Income to Average Net Assets
Before expense reimbursement	4.64	%1†	4.88%	4.25	%1†
After expense reimbursement	4.94	%1†	5.23%	4.45	%1†
Portfolio Turnover Rate	101%[2]		165%	139%[2]

*	The Intermediate Bond Fund Class I Shares commenced operations on June 28, 2002.
[1]	Annualized
[2]	Non-annualized
#	Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.
†	Prior years’ data updated due to reclassification of paydown from capital gain/(loss) to net investment income. Due to this reclassification, net investment income decreased and net realized and unrealized gain increased by $0.05 per share for the fiscal year ended March 31, 2003.

See accompanying notes to financial statements.

Metropolitan West Funds

Financial Highlights

The table below sets forth financial data for one share of capital stock outstanding throughout the period presented.

	Total Return Bond Fund
	Class M	Class M	Class M	Class M	Class M	Class M
	Six Months Ended September 30, 2004# (Unaudited)	Year Ended March 31, 2004#	Year Ended March 31, 2003#	Year Ended March 31, 2002#	Year Ended March 31, 2001#	Year Ended March 31, 2000#
Net Asset Value, Beginning of Period	$10.06	$9.28	$9.95	$10.34	$10.08	$10.53

Income from Investment Operations:
Net investment income	0.31	0.55	0.70 †	0.74 †	0.92	0.78
Net realized and unrealized (loss)/gain on investments and futures contracts	(0.31)	0.82	(0.63)†	(0.30)†	0.26	(0.44)

Total from Investment Operations	(0.00)	1.37	0.07	0.44	1.18	0.34

Less Distributions:
Dividends from net investment income	(0.31)	(0.59)	(0.70)	(0.73)	(0.92)	(0.78)
Distributions from net capital gains on investments	0.00	0.00	(0.04)	(0.10)	0.00	(0.01)

Total Distributions	(0.31)	(0.59)	(0.74)	(0.83)	(0.92)	(0.79)

Net Asset Value, End of Period	$9.75	$10.06	$9.28	$9.95	$10.34	$10.08

Total Return	0.06%[2]	15.15%	0.91%	4.39%	12.46%	3.39%

Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$471,202	$498,299	$550,891	$692,279	$426,467	$250,794
Ratio of Expenses to Average Net Assets
Before expense reimbursement	0.68%[1]	0.67%	0.67%	0.68%	0.71%	0.77%
After expense reimbursement	0.65%[1]	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of Net Income to Average Net Assets
Before expense reimbursement	6.24%[1]	5.60%	7.42%	7.16%†	9.10%	7.56%
After expense reimbursement	6.27%[1]	5.62%	7.44%	7.19%†	9.16%	7.68%
Portfolio Turnover Rate	93%[2]	165%	90%	78%	205%	128%

[1]	Annualized
[2]	Non-Annualized
#	Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.
†	Prior years’ data updated due to reclassification of paydown from capital gain/(loss) to net investment income. Due to this reclassification, net investment income increased and net realized and unrealized loss increased by $0.01 per share for the fiscal year ended March 31, 2002. The impact due to this reclassification was less than $0.005 per share for the fiscal year ended March 31, 2003.

See accompanying notes to financial statements.

Metropolitan West Funds

Financial Highlights

The table below sets forth financial data for one share of capital stock outstanding throughout the period presented.

	Total Return Bond Fund*
	Class I	Class I	Class I	Class I	Class I
	Six Months Ended September 30, 2004# (Unaudited)	Year Ended March 31, 2004#	Year Ended March 31, 2003#	Year Ended March 31, 2002#	Year Ended March 31, 2001#
Net Asset Value, Beginning of Period	$10.06	$9.27	$9.94	$10.34	$10.08

Income from Investment Operations:
Net investment income	0.32	0.57	0.72 †	0.76 †	0.94
Net realized and unrealized (loss)/gain on investments and futures contracts	(0.31)	0.83	(0.63)†	(0.31)†	0.26

Total from Investment Operations	0.01	1.40	0.09	0.45	1.20

Less Distributions:
Dividends from net investment income	(0.32)	(0.61)	(0.72)	(0.75)	(0.94)
Distributions from net capital gains on investments	0.00	0.00	(0.04)	(0.10)	0.00

Total Distributions	(0.32)	(0.61)	(0.76)	(0.85)	(0.94)

Net Asset Value, End of Period	$9.75	$10.06	$9.27	$9.94	$10.34

Total Return	0.16%[2]	15.51%	1.11%	4.51%	12.70%

Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$807,058	$899,263	$944,471	$1,106,907	$605,159
Ratio of Expenses to Average Net Assets
Before expense reimbursement	0.47%[1]	0.46%	0.46%	0.47%	0.50%
After expense reimbursement	0.44%[1]	0.44%	0.44%	0.44%	0.44%
Ratio of Net Income to Average Net Assets
Before expense reimbursement	6.45%[1]	5.81%	7.63%	7.37%†	9.31%
After expense reimbursement	6.48%[1]	5.83%	7.65%	7.40%†	9.37%
Portfolio Turnover Rate	93%[2]	165%	90%	78%	205%

[1]	Annualized
[2]	Non-Annualized
*	The Total Return Bond Fund Class I shares commenced operations on March 31, 2000.
#	Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.
†	Prior years’ data updated due to reclassification of paydown from capital gain/(loss) to net investment income. Due to this reclassification, net investment income increased and net realized and unrealized loss increased by $0.01 per share for the fiscal year ended March 31, 2002. The impact due to this reclassification was less than $0.005 per share for the fiscal year ended March 31, 2003.

See accompanying notes to financial statements.

Metropolitan West Funds

Financial Highlights

The table below sets forth financial data for one share of capital stock outstanding throughout the period presented.

	High Yield Bond Fund*
	Class M	Class M	Class M
	Six Months Ended September 30, 2004# (Unaudited)	Year Ended March 31, 2004#	Period Ended March 31, 2003#
Net Asset Value, Beginning of Period	$12.50	$11.38	$10.00

Income from Investment Operations:
Net investment income	0.51	0.93	0.47	†
Net realized and unrealized (loss)/gain on investments and futures contracts	(0.11)	1.50	1.38	†

Total from Investment Operations	0.40	2.43	1.85

Less Distributions:
Dividends from net investment income	(0.51)	(0.92)	(0.47)
Distributions from net capital gains on investments	0.00	(0.39)	0.00

Total Distributions	(0.51)	(1.31)	(0.47)

Redemption fees added to paid in capital (Note 7)	0.00 +	0.00	0.00

Net Asset Value, End of Period	$12.39	$12.50	$11.38

Total Return	3.34%[2]	21.99%	18.79%[2]

Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$31,656	$49,917	$48,996
Ratio of Expenses to Average Net Assets
Before expense reimbursement	1.14%[1]	1.09%[3]	1.20%[1]
After expense reimbursement	0.80%[1]	0.80%[3]	0.80%[1]
Ratio of Net Income to Average Net Assets
Before expense reimbursement	7.97%[1]	7.19%	8.90	%1†
After expense reimbursement	8.31%[1]	7.48%	9.30	%1†
Portfolio Turnover Rate	89%[2]	268%	200%[2]

*	The High Yield Bond Fund Class M shares commenced operations on September 30, 2002.
[1]	Annualized
[2]	Non-annualized
[3]	The Fund incurred interest expense on swap contracts during the fiscal year ended March 31, 2004. If interest expense had been included, the ratio of expenses before and after reimbursement to average net assets would have been 1.10% and 0.81%, respectively.
#	Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.
†	Prior years’ data updated due to reclassification of paydown from capital gain/(loss) to net investment income. The impact due to this reclassification was less than $0.005 per share for the fiscal year ended March 31, 2003.
+	Amount represents less than $0.005 per share

See accompanying notes to financial statements.

Metropolitan West Funds

Financial Highlights

The table below sets forth financial data for one share of capital stock outstanding throughout the period presented.

	High Yield Bond Fund*
	Class I	Class I
	Six Months Ended September 30, 2004# (Unaudited)	Year Ended March 31, 2004#
Net Asset Value, Beginning of Period	$12.51	$11.38

Income from Investment Operations:
Net investment income	0.53	0.98
Net realized and unrealized (loss)/gain on investments and futures contracts	(0.11)	1.49

Total from Investment Operations	0.42	2.47

Less Distributions:
Dividends from net investment income	(0.53)	(0.95)
Distributions from net capital gains on investments	0.00	(0.39)

Total Distributions	(0.53)	(1.34)

Redemption fees added to paid in capital (Note 7)	0.00 †	0.00

Net Asset Value, End of Period	$12.40	$12.51

Total Return	3.47%[2]	22.35%

Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$19,736	$19,129
Ratio of Expenses to Average Net Assets
Before expense reimbursement	0.89%[1]	0.84%[3]
After expense reimbursement	0.55%[1]	0.55%[3]
Ratio of Net Income to Average Net Assets
Before expense reimbursement	8.25%[1]	7.57%
After expense reimbursement	8.59%[1]	7.86%
Portfolio Turnover Rate	89%[2]	268%

*	The High Yield Bond Fund Class I shares commenced operations on March 31, 2003.
[1]	Annualized
[2]	Non-annualized
[3]	The Fund incurred interest expense on swap contracts during the fiscal year ended March 31, 2004. If interest expense had been included, the ratio of expenses before and after reimbursement to average net assets would have been 0.86% and 0.59%, respectively.
#	Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.
†	Amount represents less than $0.005 per share

See accompanying notes to financial statements.

Metropolitan West Funds

Financial Highlights

The table below sets forth financial data for one share of capital stock outstanding throughout the period presented.

	Strategic Income Fund*
	Class M	Class M
	Six Months Ended September 30, 2004# (Unaudited)	Period Ended March 31, 2004#
Net Asset Value, Beginning of Period	$11.27	$10.00

Income from Investment Operations:
Net investment income	0.19	0.28
Net realized and unrealized (loss)/gain on investments, futures contracts, swap contracts, options, and securities sold short	(0.01)	1.33

Total from Investment Operations	0.18	1.61

Less Distributions:
Dividends from net investment income	(0.16)	(0.33)
Distributions from net capital gains on investments	0.00	(0.01)

Total Distributions	(0.16)	(0.34)

Net Asset Value, End of Period	$11.29	$11.27

Total Return	1.63%[2]	16.27%[2]

Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$118,146	$96,802
Ratio of Expenses to Average Net Assets
Before expense reimbursement	2.29%[1,3]	2.62%[1,3]
After expense reimbursement	2.29%[1,3]	2.35%[1,3]
Ratio of Net Income to Average Net Assets
Before expense reimbursement	3.31%[1]	3.10%[1]
After expense reimbursement	3.31%[1]	3.37%[1]
Portfolio Turnover Rate	36%[2]	96%[2]

*	The Strategic Income Fund Class M Shares commenced operations on June 30, 2003.
[1]	Annualized
[2]	Non-annualized
[3]	The Fund incurred interest expense on swap contracts during the six months ended September 30, 2004 and the fiscal year ended March 31, 2004. If interest expense had been included, the ratio of expenses before reimbursement would have been 2.35% and 2.70%, respectively, and the ratio of expenses after reimbursement would have been 2.35% and 2.43%, respectively.
#	Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.

See accompanying notes to financial statements.

Metropolitan West Funds

Financial Highlights

The table below sets forth financial data for one share of capital stock outstanding throughout the period presented.

Strategic Income Fund*
Class I
Period Ended September 30, 2004# (Unaudited)
Net Asset Value, Beginning of Period	$11.27

Income from Investment Operations:
Net investment income	0.21
Net realized and unrealized (loss) on investments, futures contracts, swap contracts, and securities sold short	(0.01)

Total from Investment Operations	0.20

Less Distributions:
Dividends from net investment income	(0.18)

Total Distributions	(0.18)

Net Asset Value, End of Period	$11.29

Total Return	1.76%[2]

Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$56,929
Ratio of Expenses to Average Net Assets
Before expense reimbursement	2.03%[1,3]
After expense reimbursement	2.03%[1,3]
Ratio of Net Income to Average Net Assets
Before expense reimbursement	3.73%[1]
After expense reimbursement	3.73%[1]
Portfolio Turnover Rate	36%[2]

*	The Strategic Income Fund Class I Shares commenced operations on March 31, 2004.
[1]	Annualized
[2]	Non-annualized
[3]	The Fund incurred interest expense on swap contracts during the six months ended September 30, 2004. If interest expense had been included, the ratio of expenses before and after reimbursement to average net assets would have been 2.08% and 2.08%, respectively.
#	Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.

See accompanying notes to financial statements.

Metropolitan West Funds

Financial Highlights

The table below sets forth financial data for one share of capital stock outstanding throughout the period presented.

	AlphaTrak 500 Fund*
	Six Months Ended September 30, 2004# (Unaudited)	Year Ended March 31, 2004#	Year Ended March 31, 2003#	Year Ended March 31, 2002#	Year Ended March 31, 2001#	Year Ended March 31, 2000#
Net Asset Value, Beginning of Period	$7.33	$5.49	$8.20	$8.47	$11.90	$11.40

Income from Investment Operations:
Net investment income	0.12	0.22	0.32 †	0.48 †	0.75	0.63
Net realized and unrealized (loss)/gain on investments and futures contracts	(0.13)	1.85	(2.61)†	(0.27)†	(3.12)	1.43

Total from Investment Operations	(0.01)	2.07	(2.29)	0.21	(2.37)	2.06

Less Distributions:
Dividends from net investment income	(0.12)	(0.23)	(0.42)	(0.48)	(0.74)	(0.70)
Distributions from net capital gains on investments	0.00	0.00	0.00	0.00	(0.32)	(0.86)

Total Distributions	(0.12)	(0.23)	(0.42)	(0.48)	(1.06)	(1.56)

Net Asset Value, End of Period	$7.20	$7.33	$5.49	$8.20	$8.47	$11.90

Total Return	(0.13)%[2]	38.16%	(28.35)%	2.66%	(21.20)%	19.28%

Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$130,191	$107,551	$88,353	$86,749	$54,367	$26,931
Ratio of Expenses to Average Net Assets
Before expense reimbursement	0.41%[1]	0.88%	0.55%	0.89%	0.88%	1.59%
After expense reimbursement	0.41%[1]	0.88%	0.55%	0.80%	0.63%	0.66%
Ratio of Net Income to Average Net Assets
Before expense reimbursement	3.37%[1]	3.25%	5.10%†	5.70%†	7.31%	5.56%
After expense reimbursement	3.37%[1]	3.25%	5.10%†	5.79%†	7.56%	6.49%
Portfolio Turnover Rate	40%[2]	67%	72%	23%	82%	280%

[1]	Annualized
[2]	Non-annualized
#	Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.
†	Prior years’ data updated due to reclassification of paydown from capital gain/(loss) to net investment income. Due to this reclassification, net investment income decreased and net realized and unrealized loss decreased by $0.01 per share for the fiscal year ended March 31, 2003. The impact due to this reclassification was less than $0.005 per share for the fiscal year ended March 31, 2002.

See accompanying notes to financial statements.

Metropolitan West Funds

Notes to Financial Statements

September 30, 2004

(Unaudited)

1.	SUMMARY OF ORGANIZATION

The Metropolitan West Funds (the “Trust”) is an open-end management investment company organized as a Delaware business trust on December 9, 1996 and registered under the Investment Company Act of 1940, as amended. Metropolitan West Asset Management, LLC (the “Adviser”), a registered investment adviser, provides the Funds with investment management services. The Trust currently consists of seven separate portfolios (each a “Fund” and collectively, the “Funds”): Metropolitan West Ultra Short Bond Fund (the “Ultra Short Bond Fund”), Metropolitan West Low Duration Bond Fund (the “Low Duration Bond Fund”), Metropolitan West Intermediate Bond Fund (the “Intermediate Bond Fund”), Metropolitan West Total Return Bond Fund (the “Total Return Bond Fund”), Metropolitan West High Yield Bond Fund (the “High Yield Bond Fund”), Metropolitan West Strategic Income Fund (the “Strategic Income Fund”), and Metropolitan West AlphaTrakSM 500 Fund (the “AlphaTrak 500 Fund”). The Total Return Bond Fund and Low Duration Bond Fund commenced investment operations on March 31, 1997. Effective March 31, 2000, the Low Duration Bond Fund and the Total Return Bond Fund offered two classes of shares: Class M (existing shares) and Class I shares. The AlphaTrak 500 Fund commenced investment operations on June 29, 1998. The Intermediate Bond Fund – Class I commenced operations on June 28, 2002. The High Yield Bond Fund – Class M commenced operations on September 30, 2002. The High Yield Bond Fund – Class I commenced operations on March 31, 2003. Class M shares of the Intermediate Bond Fund, the Ultra Short Bond Fund, and the Strategic Income Fund commenced operations on June 30, 2003. The Strategic Income Fund – Class I commenced operations on March 31, 2004 and the Ultra Short Bond Fund – Class I commenced operations on July 30, 2004.

The Ultra Short Bond Fund seeks to maximize current income, consistent with preservation of capital. This Fund invests in a portfolio of fixed-income securities of varying maturities with a portfolio duration of up to one year. The Fund’s dollar-weighted average portfolio maturity will normally exceed one year.

The Low Duration Bond Fund seeks to maximize current income, consistent with preservation of capital. Capital appreciation is a secondary consideration of the Fund. This Fund invests in a diversified portfolio of fixed-income securities of varying maturities with a portfolio duration of up to three years. The Fund’s dollar-weighted average maturity is expected to range from one to five years.

The Intermediate Bond Fund seeks to maximize current income, consistent with preservation of capital. This Fund invests in a diversified portfolio of fixed-income securities of varying maturities with a portfolio duration of one to six years. The Fund’s dollar-weighted average maturity is expected to range from three to seven years.

The Total Return Bond Fund seeks to maximize long-term total return. This Fund invests in a diversified portfolio of fixed-income securities of varying maturities with a portfolio duration of two to eight years. The Fund’s dollar-weighted average maturity is expected to range from two to fifteen years.

The High Yield Bond Fund seeks to maximize long-term total return consistent with preservation of capital. This Fund invests in a portfolio of high yield fixed-income securities of varying maturities with a portfolio duration of two to eight years. The Fund is non-diversified and may invest a greater percentage of its assets in one or more particular issuers than a diversified fund. The Fund’s dollar-weighted average maturity is expected to range from two to fifteen years.

The Strategic Income Fund seeks to maximize long-term total return without tracking any particular markets or indices. This fund uses strategies intended to provide absolute (positive) returns in all markets by employing a strategy intended to produce high income while exploiting disparities or inefficiencies in markets. The Fund will focus on inefficiencies related to secured or asset-backed debt compared with unsecured and subordinated debt or equity of companies and issuers. Additionally, the Fund will focus on longer-term cyclical anomalies in the fixed income markets to both enhance yield and realize potential price appreciation. These anomalies include: shifts in the portfolio’s duration, yield curve anomalies, and sector and issue-specific dislocations.

The AlphaTrak 500 Fund seeks to achieve a total return that exceeds the total return of the Standard & Poor’s 500 Index (“S&P 500 Index”). The Fund invests in S&P 500 Index futures contracts and swaps backed by a diversified portfolio of fixed-income securities of varying maturities with a portfolio duration of up to three years. The Fund’s dollar-weighted average maturity is expected to range from one to five years.

Notes to Financial Statements (continued)

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds:

Security Valuation:

Fixed-income securities for which market quotations are readily available are valued at the average of the latest bid and asked prices. The Funds receive pricing information from independent pricing vendors (approved by the Board of Trustees) which also use information provided by market makers or estimates of values obtained from yield data relating to investments of securities with similar characteristics. As appropriate, quotations for high yield bonds may also take additional factors into consideration such as the activity of the underlying equity or sector movements. However, securities with a demand feature exercisable within one to seven days are valued at par. The Funds also use a benchmark pricing system to the extent vendor’s prices for their securities are either inaccurate (such as when the reported prices are different from recent known market transactions) or are not available from another pricing source. For a security priced using this system, the Adviser, in consultation with a market maker, initially selects a proxy comprised of a relevant security (i.e. U.S. Treasury Note) or benchmark (i.e. LIBOR) and a multiplier, divisor or margin that the Adviser believes would together best reflect changes in the market value of the security. The value of the security changes daily based on changes to the market price of the assigned benchmark. At least once a month the Adviser obtains from one or more dealers an independent review of prices produced by the benchmark system as well as a review of the benchmark selected to adjust the price. The benchmark pricing system is continuously reviewed by the Adviser and implemented according to the pricing policy reviewed by the Board of Trustees. Debt securities, which mature in less than 60 days are valued at amortized cost if their original maturity was 60 days or less. If their original term to maturity exceeded 60 days, they are valued by amortizing the value as of the 61st day prior to maturity (unless the Board of Trustees determines that this method does not represent fair value). S&P 500 futures contracts are valued at the first sale price after 4 p.m. EST on the Chicago Mercantile Exchange. All other futures contracts are valued at the official settlement price of the exchange that it is traded. Equity securities, including depository receipts, are valued at the last reported sale price or the market’s closing price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the average of the bid and asked prices. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Securities and other assets that cannot be valued as described above will be valued at their fair value as determined by the Adviser under guidelines established by and under the general supervision and responsibility of the Board of Trustees.

Securities Transactions and Investment Income:

Security transactions are accounted for on the date the securities are purchased or sold (trade date). Cost is determined and gains and losses are based on the first-in first-out method for both financial statement and Federal income tax purposes. Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Discounts and premiums on securities are amortized using the interest method.

Distributions to Shareholders:

The Funds (except the AlphaTrak 500 Fund) expect to declare dividends daily and pay them monthly to shareholders. The AlphaTrak 500 Fund expects to declare and pay dividends to shareholders quarterly. Distributions of net capital gains, if any, will be made at least annually. The Board of Trustees may determine to declare dividends and make distributions more or less frequently.

Federal Income Taxation:

It is each Fund’s policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gain on investments, to its shareholders. Therefore, no Federal income tax provision is required.

Dividends and other distributions to shareholders are recorded on the ex-dividend date. Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are due primarily to timing differences and differing characterization of distributions made by a Fund.

Notes to Financial Statements (continued)

Cash and cash equivalents:

The Funds have defined cash and cash equivalents as cash in interest bearing and non-interest bearing accounts.

Use of estimates:

In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.	PORTFOLIO INVESTMENTS

The Funds may invest in mortgage pass-through securities which represent interests in pools of mortgages in which payments of both principal and interest on the securities are generally made monthly, in effect “passing through” monthly payments made by borrowers on the residential or commercial mortgage loans which underlie the securities (net of any fees paid to the issuer or guarantor of the securities). Mortgage pass-through securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates.

Payment of principal and interest on some mortgage-related securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government (in the case of securities guaranteed by GNMA) or by agencies or instrumentalities of the U.S. Government (in the case of securities guaranteed by FNMA or the FHLMC, which are supported only by the discretionary authority of the U.S. Government to purchase the agency’s obligations). Mortgage pass-through securities created by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance, and letters of credit, which may be issued by governmental entities, private insurers or the mortgage poolers.

The Funds may also invest in Collateralized Mortgage Obligations (“CMO”). CMOs are debt obligations collateralized by residential or commercial mortgage loans or residential or commercial mortgage pass-through securities. Interest and principal are generally paid monthly. CMOs may be collateralized by whole mortgage loans or private mortgage pass-through securities but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA. The issuer of a series of CMOs may elect to be treated for tax purposes as a Real Estate Mortgage Investment Conduit (“REMIC”). CMOs are structured into multiple classes, each bearing a different stated maturity. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes usually receive principal only after shorter classes have been retired. An investor may be partially protected against a sooner than desired return of principal because of the sequential payments.

The Funds may invest in stripped mortgage-backed securities issued by the U.S. Government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. In certain cases, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). During the period ended September 30, 2004, certain interest only securities were held as part of the overall mortgage portfolio holdings. The yield to maturity on IOs is sensitive to the rate of principal repayments (including prepayments) on the related underlying mortgage assets, and principal payments may have a material effect on yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may not fully recoup its initial investment in IOs. Such securities will be considered liquid only if so determined in accordance with guidelines established by the Trustees. The Funds also may invest in stripped mortgage-backed securities that are privately issued. These securities will be considered illiquid for purposes of each Fund’s limit on illiquid securities.

The Funds may also sell a debt or equity security short that is, without owning it and borrow the same security from a broker or other institution to complete the sale. The Adviser may use short sales when it believes a security is overvalued or as a partial hedge against a position in a related security of the same issuer held by a Fund. The Ultra Short Bond Fund, Low Duration Bond Fund, Intermediate Bond Fund, and Total Return Bond Fund, will not make total short sales exceeding 25% of the value of that Fund’s assets. The High Yield Bond Fund and Strategic Income

Notes to Financial Statements (continued)

Fund will not make total short sales exceeding 33 1/3% of the Fund’s assets. If the value of the security sold short increases, a Fund would lose money because it would need to replace the borrowed security by purchasing it at a higher price. The potential loss is unlimited. (If the short sale was intended as a hedge against another investment, the loss on the short sale may be fully or partially offset by gains in that other investment.)

A lender may request that the borrowed securities be returned on short notice; if that occurs at a time when other short sellers of the subject security are receiving similar requests, a “short squeeze” can occur. This means that the Fund might be compelled, at the most disadvantageous time, to replace borrowed securities previously sold short, with purchases on the open market at prices significantly greater than those at which the securities were sold short. Short selling also may produce higher than normal portfolio turnover and result in increased transaction costs to the Fund. The Funds also may make short sales “against-the-box”, in which the Funds sell short securities they own. The Funds will incur transaction costs, including interest expenses, in connection with opening, maintaining and closing short sales against-the-box, which result in a “constructive sale”, requiring the Fund to recognize any taxable gain from the transaction.

The Funds may purchase or sell exchange-traded futures contracts, which are contracts that obligate the Fund to make or take delivery of a financial instrument or the cash value of a security index at a specified future date at a specified price. The Funds may use futures contracts to manage exposure to the stock and bond markets or changes in interest rates and currency values, or for gaining exposure to markets. Risks of entering into futures contracts include the possibility that there may be an illiquid market at the time the Adviser to the Fund may be attempting to sell some or all the Fund holdings or that a change in the value of the contract may not correlate with changes in the value of the underlying securities. Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin). Subsequent payments (variation margin) are made or received by the Fund, generally on a daily basis. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed or expires. The statement of operations reflects net realized and net unrealized gains and losses on these contracts.

In addition to the securities listed above, the AlphaTrak 500 Fund may invest the following equity derivative instruments with a notional or contractual value up to its total assets: S&P 500 Index futures contracts, Mini S&P 500 Index futures contracts, options on the S&P 500 Index and S&P futures, and swap agreements involving the S&P 500 Index. When the above listed S&P Index derivatives appear to be overvalued relative to the S&P 500 Index, the Fund may invest up to 100% in the common stocks that comprise the S&P 500 Index. The Fund may also invest up to 25% of its total assets in these stocks indirectly by purchasing interests in one or more mutual funds, asset pools, or trusts that invest in such stocks.

The Strategic Income Fund and High Yield Bond Fund may invest in swap agreements. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than a year. In a standard swap transaction, two parties agree to exchange the returns earned on specific assets, such as the return on, or increase in value of, a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index. A swap contract may not be assigned without the consent of the counter-party (and in certain circumstances may not be assignable), and may result in losses in the event of a default or bankruptcy of the counter-party. The Funds may enter into credit default swap agreements. The “buyer” in a credit default contract is obligated to pay the “seller” a periodic, stream of payments over the term of the contract provided no event of default has occurred. In the event of default, the seller must pay the buyer the “par value” (full notional value) of the reference obligation in exchange for the reference obligation. The Funds may be either the buyer or seller in the transaction. If the fund is a buyer and no event of default occurs, the fund loses its investment and recovers nothing. However, if an event of default occurs, the buyer receives full notional value for a reference obligation that may have little or no value. As a seller, the Fund receives a fixed rate of income throughout the term of the contract, provided there is no default event. If an event of default occurs, the seller may pay the notional value of the reference obligation. The value of the reference obligation received by the seller, coupled with the periodic payments previously received may be less than the full notional value it pays to the buyer, resulting in a loss of value to the Fund. Credit default swaps involve greater risks than if the Fund had invested in the reference obligation directly. In addition to general market risks, credit default swaps are subject to illiquidity risk, counter-party risk and credit risk.

Notes to Financial Statements (continued)

4.	SECURITIES TRANSACTIONS

Investment transactions for the period ended September 30, 2004, excluding short-term investments, were as follows:

	Purchases	Sales
Ultra Short Bond Fund	$79,717,226	$23,940,048
Low Duration Bond Fund	362,704,878	274,824,381
Intermediate Bond Fund	45,078,685	38,345,119
Total Return Bond Fund	1,106,828,895	1,117,259,735
High Yield Bond Fund	47,331,951	61,715,739
Strategic Income Fund	117,522,096	39,896,152
AlphaTrak 500 Fund	63,835,480	40,355,879

5.	INVESTMENT ADVISORY SERVICES

As compensation for advisory services, the Adviser charges the Ultra Short Bond Fund, the Low Duration Bond Fund, the Intermediate Bond Fund, the Total Return Bond Fund, and the High Yield Bond Fund a fee, computed daily and payable monthly, at an annual rate of 0.25%, 0.30%, 0.35%, 0.35%, and 0.50%, respectively, of each Fund’s average daily net assets. The Adviser charges the AlphaTrak 500 Fund a basic fee of 0.35% of the Fund’s average daily net assets. The basic fee may be adjusted upward or downward (by up to 0.35% of the Fund’s average daily net assets), depending on whether, and to what extent, the investment performance of the AlphaTrak 500 Fund before management fees, for the relevant performance period, exceeds or is exceeded by, the performance of the S&P 500 Index plus a margin of 1.00% over the same period. Under this agreement, the basic fee was decreased by 0.14% resulting in $135,830 of total management fees for the period ended September 30, 2004. The Adviser charges the Strategic Income Fund a basic fee of 1.20% of the Fund’s average daily net assets. The basic fee may be adjusted upward or downward (by up to 0.70% of the Fund’s average daily net assets), depending on whether, and to what extent, the investment performance of the Strategic Income Fund before management fees, for the relevant performance period, exceeds or is exceeded by, the performance of the Merrill Lynch 3 month U.S. Treasury Bill Index plus a margin of 2.00% over the same period. Under this agreement, the basic fee was increased by 0.63% resulting in $1,328,481 of total management fees for the period ended September 30, 2004. Certain officers and trustees of the Funds are also officers and directors of the Adviser. Such officers and trustees serve without direct compensation from the Funds. Investment advisory fees and other transactions with affiliates, for the period ended September 30, 2004, were as follows:

	Investment Advisory Fee Rate		Voluntary Expense Limitation
	Class M	Class I	Class M	Class I
Ultra Short Bond Fund	0.25%	0.25%	0.50%	0.50%
Low Duration Bond Fund	0.30	0.30%	0.50	0.39%
Intermediate Bond Fund	0.35	0.35	0.58	0.44
Total Return Bond Fund	0.35	0.35	0.65	0.44
High Yield Bond Fund	0.50	0.50	0.65	0.55
Strategic Income Fund	0.50 - 1.90	0.50 - 1.90	0.95 - 2.35	0.70 - 2.10
AlphaTrak 500 Fund	0.00 - 0.70	N/A	0.20 - 0.90	N/A

The Adviser plans to send proxy materials to shareholders of the AlphaTrak 500 Fund and the Strategic Income Fund to seek approval of an amendment to the Investment Management Agreement with respect to those two funds. The proposed amendment will, among other things, specify that the performance adjustment to the basic fee described above will be applied to the average daily net assets over the performance period applicable to the relevant fund rather than to more current average daily net assets. In addition, as will be described in more detail in those proxy materials, the financial statements for those funds reflect a correction made by the Adviser, effective as of September 30, 2004, to credit those funds for the excess advisory fees paid by those funds as a result of the prior application of the performance adjustment to the basic fee. As a result of this correction, the Adviser reimbursed the AlphaTrak 500 Fund and Strategic Income Fund in the amounts of $99,696 and $337,217, which included interest.

Notes to Financial Statements (continued)

6.	SHARE MARKETING (12b-1) Plan

The Trust has a Share Marketing Plan (or “the Plan”) pursuant to Rule 12b-1 of the 1940 Act with respect to AlphaTrak 500 Fund, and Class M shares of the Ultra Short Bond Fund, the Low Duration Bond Fund, the Intermediate Bond Fund, the Total Return Bond Fund, the High Yield Bond Fund, and the Strategic Income Fund. The Total Return Bond Fund and Low Duration Bond Fund began accruing for Rule 12b-1 expenses on April 1, 2000. The High Yield Bond Fund began accruing for Rule 12b-1 expenses on October 2, 2002. The Ultra Short Bond Fund, the Intermediate Bond Fund, and the Strategic Income Fund began accruing for Rule 12b-1 expenses on July 2, 2003. Under the Plan, the Trust pays the Distributor, as the Trust’s distribution coordinator, an annual fee up to 0.25% of each Fund’s aggregate average daily net assets to reimburse expenses in connection with the promotion and distribution of shares of the respective Fund. The Adviser has undertaken to limit the Rule 12b-1 expenses to 0.16% for the Ultra Short Bond Fund, 0.19% for the Low Duration Bond Fund, and 0.21% for the Intermediate Bond Fund and the Total Return Bond Fund, for the fiscal year ending March 31, 2005. The AlphaTrak 500 Fund is currently not incurring Rule 12b-1 fees.

7.	CAPITAL SHARE TRANSACTIONS

Each Fund is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.01 per share. Transactions in shares of beneficial interest were as follows:

	Ultra Short Bond Fund
	Class M	Class M*	Class I**
	Period Ended September, 30 2004 (Unaudited)	Period Ended March 31, 2004	Period Ended September, 30 2004 (Unaudited)
Change in Fund shares:
Shares outstanding at beginning of period	28,214,896	0	0
Shares sold	18,259,247	29,801,598	6,230,407
Shares issued through reinvestment of dividends	352,293	198,631	4,356
Shares redeemed	(20,691,321)	(1,785,333)	(1,873,294)

Net (decrease)/increase in fund shares	(2,079,781)	28,214,896	4,361,469

Shares outstanding at end of period	26,135,115	28,214,896	4,361,469

	Low Duration Bond Fund
	Class M	Class M	Class I	Class I
	Period Ended September, 30 2004 (Unaudited)	Year Ended March 31, 2004	Period Ended September, 30 2004 (Unaudited)	Year Ended March 31, 2004
Change in Fund shares:
Shares outstanding at beginning of period	35,154,159	32,663,697	23,327,361	22,003,239
Shares sold	7,790,207	15,738,456	9,010,797	20,446,811
Shares issued through reinvestment of dividends	564,864	1,498,295	376,575	813,730
Shares redeemed	(10,137,926)	(14,746,289)	(4,282,416)	(19,936,419)

Net (decrease)/increase in fund shares	(1,782,855)	2,490,462	5,104,956	1,324,122

Shares outstanding at end of period	33,371,304	35,154,159	28,432,317	23,327,361

*	Class M Shares commenced operations on June 30, 2003
**	Class I Shares commenced operations on July 30, 2004

Notes to Financial Statements (continued)

	Intermediate Bond Fund
	Class M	Class M*	Class I	Class I
	Period Ended September, 30 2004 (Unaudited)	Period Ended March 31, 2004	Period Ended September, 30 2004 (Unaudited)	Year Ended March 31, 2004
Change in Fund shares:
Shares outstanding at beginning of period	7,024	0	3,708,508	2,685,416
Shares sold	4,847	6,941	784,917	3,064,280
Shares issued through reinvestment of dividends	169	83	86,173	253,978
Shares redeemed	(9)	0	(434,979)	(2,295,166)

Net increase in fund shares	5,007	7,024	436,111	1,023,092

Shares outstanding at end of period	12,031	7,024	4,144,619	3,708,508

	Total Return Bond Fund
	Class M	Class M	Class I	Class I
	Period Ended September, 30 2004 (Unaudited)	Year Ended March 31, 2004	Period Ended September, 30 2004 (Unaudited)	Year Ended March 31, 2004
Change in Fund shares:
Shares outstanding at beginning of period	49,509,294	59,384,577	89,366,290	101,834,535
Shares sold	6,105,831	16,833,203	4,600,250	15,676,102
Shares issued through reinvestment of dividends	1,198,696	2,927,114	2,250,329	5,812,836
Shares redeemed	(8,498,562)	(29,635,600)	(13,441,696)	(33,957,183)

Net (decrease) in fund shares	(1,194,035)	(9,875,283)	(6,591,117)	(12,468,245)

Shares outstanding at end of period	48,315,259	49,509,294	82,775,173	89,366,290

	High Yield Bond Fund
	Class M	Class M	Class I	Class I
	Period Ended September, 30 2004 (Unaudited)	Year Ended March 31, 2004	Period Ended September, 30 2004 (Unaudited)	Year Ended March 31, 2004
Change in Fund shares:
Shares outstanding at beginning of period	3,993,289	4,306,807	1,529,528	0
Shares sold	1,563,946	12,455,774	41,486	1,811,612
Shares issued through reinvestment of dividends	95,497	839,333	52,938	149,533
Shares redeemed	(3,098,718)	(13,608,625)	(32,400)	(431,617)

Net (decrease)/increase in fund shares	(1,439,275)	(313,518)	62,024	1,529,528

Shares outstanding at end of period	2,554,014	3,993,289	1,591,552	1,529,528

*	Class M Shares commenced operations on June 30, 2003

Notes to Financial Statements (continued)

	Strategic Income Fund			AlphaTrak 500 Fund
	Class M	Class M*	Class I***
	Period Ended September, 30 2004 (Unaudited)	Period Ended March 31, 2004	Period Ended September, 30, 2004 (Unaudited)	Period Ended September, 30 2004 (Unaudited)	Year Ended March 31, 2004
Change in Fund shares:
Shares outstanding at beginning of period	8,586,557	0	0	17,058,513	16,093,923
Shares sold	6,178,084	9,278,858	5,128,581	2,540,022	3,860,621
Shares issued through reinvestment of dividends	106,952	49,295	31,270	128,127	512,649
Shares redeemed	(4,409,786)	(741,596)	(118,595)	(1,644,104)	(3,408,680)

Net increase in fund shares	1,875,250	8,586,557	5,041,256	1,024,045	964,590

Shares outstanding at end of period	10,461,807	8,586,557	5,041,256	18,082,558	17,058,513

*	Class M Shares commenced operations on June 30, 2003
***	Class I Shares commenced operations on March 31, 2004

Redemption Fee:

The High Yield Bond Fund charges a 1.00% redemption fee when shares are redeemed (either by selling or by exchanging into another fund) within 6 months of purchase. The redemption fee will be assessed on the net asset value of the shares redeemed or exchanged, will be withheld from the redemption proceeds and paid directly to the Fund.

8.	FEDERAL TAX INFORMATION

Capital Loss Carryforwards:

At March 31, 2004 the following Funds had available for Federal income tax purposes unused capital losses as follows:

Fund	Expiring in 2009	Expiring in 2010	Expiring in 2011
Low Duration Bond Fund	$1,753,013	$7,389,225	$1,278,315
Total Return Bond Fund	0	0	19,394,109
AlphaTrak 500 Fund	0	0	18,311,413

Post-October Loss:

Under the current tax law, capital losses realized after October 31 and prior to the Funds’ fiscal year end may be deferred and treated as occurring on the first day of the following fiscal year. For the period ended March 31, 2004, none of the Funds had deferred capital losses.

9.	INDEMNIFICATIONS

Under the Funds’ organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Funds. In addition, in normal course of business, the Funds enter into contracts with their vendors and others that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown, as this would involve further claims that may be made against the Funds. However, based on experience, the Funds expect the risk of loss to be remote.

Board of Trustees

Scott B. Dubchansky

David H. Edington

Keith T. Holmes

Martin Luther King III

Daniel D. Villanueva

Andrew Tarica

Ronald J. Consiglio

David Lippman

Scott Sale

Officers

Scott B. Dubchansky

Chairman of the Board, President, and

Principal Executive Officer

Joseph D. Hattesohl

Treasurer and Principal Financial Officer

James E. Menvielle

Assistant Treasurer and Principal Accounting Officer

Lara E. Mulpagano

Secretary

Keith T. Kirk

Chief Compliance Officer

Adviser:	Auditors:
Metropolitan West Asset Management, LLC	Deloitte & Touche LLP
11766 Wilshire Boulevard, Suite 1580	1700 Market Street
Los Angeles, CA 90025	Philadelphia, PA 19103

Custodian:	Distributor:
The Bank of New York	PFPC Distributors, Inc.
One Wall Street	760 Moore Road
New York, NY 10286	King of Prussia, PA 19406

Transfer Agent:	Legal Counsel:
PFPC Inc.	Paul, Hastings, Janofsky & Walker LLP
760 Moore Road	55 Second Street, 24th Floor
King of Prussia, PA 19406	San Francisco, CA 94105-3441

For Additional Information about the

Metropolitan West Funds call:

(310) 966-8900 or

(800) 241-4671 (toll-free)

A description of the Funds’ proxy voting policies, procedures, and how the Funds’ voted proxies relating to portfolio’s securities during the most recent 12 month period ending September 30, 2004 are available (i) without charge, upon request, by calling (800) 241-4671 and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

This report is submitted for general information to the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective Prospectus, which includes details regarding the Funds’ objectives, policies, expenses and other information.

METSAR2004

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Schedule of Investments

Not yet applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not yet applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)     Not applicable.

(a)(2)     Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)     Not applicable.

(b)          Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                 Metropolitan West Funds

By (Signature and Title)*         /s/ Scott B. Dubchansky

                                                     Scott B. Dubchansky, Chairman and President

                                                     Principal Executive Officer

Date     November 30, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Scott B. Dubchansky

                                                     Scott B. Dubchansky, Chairman and President

                                                     Principal Executive Officer

Date     November 30, 2004

By (Signature and Title)*         /s/ Joseph D. Hattesohl

                                                     Joseph D. Hattesohl, Treasurer

                                                     Principal Financial Officer

Date     November 30, 2004

* Print the name and title of each signing officer under his or her signature.